Everlake Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2025 and for
the years ended December 31, 2025 and 2024 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holdings Company and the Contractholders of
Everlake Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I (the "Account") listed in Appendix A, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 6, 2026

We have served as the auditor of Everlake Life Insurance Company (the sponsor company) since 2001.

Everlake Financial Advisors Separate Account I     APPENDIX A

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Discovery Value Portfolio - Class B	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Alliance Bernstein VPS International Value Portfolio - Class B	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Alliance Bernstein VPS Relative Value Portfolio - Class B	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Aggressive Asset Allocation Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Balanced Asset Allocation Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Bond Portfolio 2025^	—	December 31, 2025	Two Years Ended December 31, 2025	Two Years Ended December 31, 2025
AST Bond Portfolio 2026	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Bond Portfolio 2027	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Two Years Ended December 31, 2025
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Bond Portfolio 2031	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Bond Portfolio 2032	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the Period January 4, 2021* to December 31, 2021 and for Four Years Ended December 31, 2025
AST Bond Portfolio 2033**	—	—	—	—
AST Bond Portfolio 2034!	—	December 31, 2025	Two Years Ended December 31, 2025	Two Years Ended December 31, 2025
AST Bond Portfolio 2035!	—	December 31, 2025	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
AST Bond Portfolio 2036	December 31, 2025	For the Period January 2, 2025* to December 31, 2025	For the Period January 2, 2025* to December 31, 2025	For the Period January 2, 2025* to December 31, 2025
AST ClearBridge Dividend Growth Portfolio^^	—	—	—	—
AST Cohen & Steers Realty Portfolio	—	For the Period January 1, 2025 to January 24, 2025#	For the Year Ended December 31, 2024 and for the Period January 1, 2025 to January 24, 2025#	For Four Years Ended December 31, 2024 and for the Period January 1, 2025 to January 24, 2025#
AST Core Fixed Income Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Emerging Markets Equity Portfolio	—	For the Period January 1, 2025 to January 10, 2025#	For the Year Ended December 31, 2024 and for the Period January 1, 2025 to January 10, 2025#	For Four Years Ended December 31, 2024 and for the Period January 1, 2025 to January 10, 2025#
AST Global Bond Portfolio	—	For the Period January 1, 2025 to February 7, 2025#	For the Year Ended December 31, 2024 and for the Period January 1, 2025 to February 7, 2025#	For Four Years Ended December 31, 2024 and for the Period January 1, 2025 to February 7, 2025#
AST Government Money Market Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST High Yield Portfolio	—	For the Period January 1, 2025 to February 7, 2025#	For the Year Ended December 31, 2024 and for the Period January 1, 2025 to February 7, 2025#	For Four Years Ended December 31, 2024 and for the Period January 1, 2025 to February 7, 2025#
AST International Equity Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Investment Grade Bond Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST J.P. Morgan Conservative Multi-Asset Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST J.P. Morgan Moderate Multi-Asset Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Large-Cap Equity Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Large-Cap Growth Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Large-Cap Value Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST MFS Global Equity Portfolio	—	For the Period January 1, 2025 to January 24, 2025#	For the Year Ended December 31, 2024 and for the Period January 1, 2025 to January 24, 2025#	For Four Years Ended December 31, 2024 and for the Period January 1, 2025 to January 24, 2025#
AST Multi-Asset Diversified Plus Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Multi-Asset Diversified Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST PGIM Aggressive Multi-Asset Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Preservation Asset Allocation Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST Quantitative Modeling Portfolio**	—	—	—	—

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Small-Cap Equity Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AST T. Rowe Price Natural Resources Portfolio^^	—	—	For the Year Ended December 31, 2024	Four Years Ended December 31, 2024
BNY Mellon Stock Index Fund, Inc.	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.**	—	—	—	—
BNY Mellon VIF, Government Money Market Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Capital Growth VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Core Equity VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS CROCI® International VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Global Income Builder VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Global Small Cap VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Government Money Market VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
DWS Small Mid Cap Growth VIP - Class A	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Federated Hermes Government Money Fund II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2**	—	—	—	—
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Growth & Income Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Growth Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Growth Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP High Income Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP High Income Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Index 500 Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Index 500 Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Mid Cap Portfolio - Service Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Overseas Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity® VIP Overseas Portfolio - Service Class 2!	—	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin DynaTech VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Growth and Income VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Income VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Large Cap Growth VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Franklin Mutual Global Discovery VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Mutual Shares VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Small Cap Value VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin Small-Mid Cap Growth VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Franklin U.S. Government Securities VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT International Equity Insights Fund - Institutional Class**	—	—	—	—
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT Strategic Growth Fund - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. American Franchise Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. American Franchise Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. American Value Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. American Value Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Comstock Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Comstock Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Core Equity Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Core Equity Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Core Plus Bond Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Core Plus Bond Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Discovery Large Cap Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Discovery Large Cap Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Diversified Dividend Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the Period April 29, 2022* to December 31, 2022 and for Three Years Ended December 31, 2025
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the Period April 29, 2022* to December 31, 2022 and for Three Years Ended December 31, 2025
Invesco V.I. Equity and Income Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Equity and Income Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. EQV International Equity Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. EQV International Equity Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Core Equity Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Core Equity Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Strategic Income Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Global Strategic Income Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Government Money Market Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Government Money Market Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Government Securities Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Government Securities Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Growth and Income Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. High Yield Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. High Yield Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. International Growth Fund - Series II**	—	—	—	—
Invesco V.I. Main Street Fund® - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Main Street Fund® - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund® - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund® - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund® - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund® - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Technology Fund - Series I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Invesco V.I. Technology Fund - Series II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Janus Henderson VIT Forty Portfolio - Institutional Shares!	—	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Janus Henderson VIT Global Research Portfolio - Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Portfolio - Service Shares**	—	—	—	—
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares!	—	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I!	—	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lord Abbett Bond Debenture Portfolio - Class VC	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lord Abbett Fundamental Equity Portfolio - Class VC	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lord Abbett Growth and Income Portfolio - Class VC	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lord Abbett Growth Opportunities Portfolio - Class VC	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lord Abbett Mid Cap Stock Portfolio - Class VC	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
LVIP American Century Balanced Fund - Standard Class II**	—	—	—	—
LVIP American Century International Fund - Standard Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Growth Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Growth Series - Service Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Investors Trust Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Investors Trust Series - Service Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT New Discovery Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT New Discovery Series - Service Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Research Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Research Series - Service Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Total Return Bond Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Utilities Series - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT Utilities Series - Service Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS® VIT II High Yield Portfolio - Initial Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Discovery Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Discovery Portfolio - Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Global Strategist Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Global Strategist Portfolio - Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Growth Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Morgan Stanley VIF Growth Portfolio - Class II	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio - Class I	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT Real Return Portfolio - Advisor Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT Total Return Portfolio - Advisor Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO VIT Total Return Portfolio - Institutional Class	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
ProFund VP Communication Services**	—	—	—	—
ProFund VP Consumer Discretionary**	—	—	—	—
ProFund VP Consumer Staples**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Core Equity Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Diversified Income Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Emerging Markets Equity Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Focused International Equity Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT George Putnam Balanced Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Global Asset Allocation Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Global Health Care Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Government Money Market Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT High Yield Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Income Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT International Equity Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT International Value Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Large Cap Growth Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Large Cap Value Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Mortgage Securities Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Research Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Small Cap Growth Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Small Cap Value Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Sustainable Future Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Putnam VT Sustainable Leaders Fund - Class IB	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Rydex VT NASDAQ-100® Fund**	—	—	—	—

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Templeton Developing Markets VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Templeton Foreign VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Templeton Global Bond VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Templeton Growth VIP Fund - Class 2	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

* date represents commencement of operations

# represents the date the sub-account ceased operations

! sub-account was available, but had no net assets as of December 31, 2025

** sub-account was available but did not have net assets at December 31, 2025 and did not have any activity for the year ended December 31, 2025

^ sub-account ceased operations on December 31, 2025, and did not have net assets at December 31, 2025

^^ sub-account ceased operations on January 24, 2025, and did not have net assets at December 31, 2025 and did not have any activity for the period ended December 31, 2025

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Aggressive Asset Allocation Portfolio
ASSETS
Investments, at fair value	$4,150,265	$3,228,824	$27,841,715	$29,528,215	$1,989,744
Total assets	$4,150,265	$3,228,824	$27,841,715	$29,528,215	$1,989,744
NET ASSETS
Accumulation units	$4,148,132	$3,198,262	$27,748,411	$29,207,723	$1,989,744
Contracts in payout (annuitization) period	2,133	30,562	93,304	320,492	—
Total net assets	$4,150,265	$3,228,824	$27,841,715	$29,528,215	$1,989,744
FUND SHARE INFORMATION
Number of shares	254,774	155,083	341,700	957,154	52,848
Cost of investments	$4,299,601	$2,310,162	$19,780,649	$25,114,863	$848,932
UNIT VALUE (1)
Lowest	$44.03	$13.09	$37.37	$32.67	$21.90
Highest	$59.37	$17.19	$93.39	$57.62	$37.51

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Aggressive Asset Allocation Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$25,379	$68,458	$—	$262,138	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(68,214)	(48,866)	(447,702)	(472,357)	(29,649)
Administrative expense	(8,218)	(6,094)	(35,234)	(32,855)	(2,850)
Net investment income (loss)	(51,053)	13,498	(482,936)	(243,074)	(32,499)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	917,009	1,084,760	7,621,268	4,900,938	399,061
Cost of investments sold	913,461	879,717	5,405,367	4,171,574	291,215
Realized gains (losses) on fund shares	3,548	205,043	2,215,901	729,364	107,846
Realized gain distributions	478,873	—	2,715,048	2,447,835	—
Net realized gains (losses)	482,421	205,043	4,930,949	3,177,199	107,846
Change in unrealized gains (losses)	(410,936)	839,285	(1,435,335)	(549,957)	160,653
Net realized and change in
unrealized gains (losses) on investments	71,485	1,044,328	3,495,614	2,627,242	268,499
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$20,432	$1,057,826	$3,012,678	$2,384,168	$236,000
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Bond Portfolio 2030
ASSETS
Investments, at fair value	$5,487,292	$—	$262,850	$54,896	$17,473
Total assets	$5,487,292	$—	$262,850	$54,896	$17,473
NET ASSETS
Accumulation units	$5,487,292	$—	$262,850	$54,896	$17,473
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$5,487,292	$—	$262,850	$54,896	$17,473
FUND SHARE INFORMATION
Number of shares	171,264	—	20,600	4,496	1,461
Cost of investments	$3,426,594	$—	$253,581	$49,906	$17,082
UNIT VALUE (1)
Lowest	$19.45	$—	$9.26	$9.13	$9.75
Highest	$30.15	$—	$10.83	$10.52	$10.77

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Bond Portfolio 2030
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(82,928)	(2,631)	(1,565)	(721)	(337)
Administrative expense	(9,668)	(227)	(164)	(81)	(38)
Net investment income (loss)	(92,596)	(2,858)	(1,729)	(802)	(375)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,455,696	668,206	361,015	836	30,759
Cost of investments sold	1,783,818	658,089	343,281	783	30,241
Realized gains (losses) on fund shares	671,878	10,117	17,734	53	518
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	671,878	10,117	17,734	53	518
Change in unrealized gains (losses)	199,303	(2,893)	(11,654)	3,072	1,424
Net realized and change in
unrealized gains (losses) on investments	871,181	7,224	6,080	3,125	1,942
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$778,585	$4,366	$4,351	$2,323	$1,567

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST Bond Portfolio 2031	AST Bond Portfolio 2032	AST Bond Portfolio 2034	AST Bond Portfolio 2035	AST Bond Portfolio 2036
ASSETS
Investments, at fair value	$152,110	$24,136	$—	$—	$23,371
Total assets	$152,110	$24,136	$—	$—	$23,371
NET ASSETS
Accumulation units	$152,110	$24,136	$—	$—	$23,371
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$152,110	$24,136	$—	$—	$23,371
FUND SHARE INFORMATION
Number of shares	15,166	2,810	—	—	2,166
Cost of investments	$158,050	$25,649	$—	$—	$23,354
UNIT VALUE (1)
Lowest	$8.42	$7.43	$—	$—	$10.48
Highest	$9.17	$7.97	$—	$—	$10.63

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST Bond Portfolio 2031	AST Bond Portfolio 2032	AST Bond Portfolio 2034	AST Bond Portfolio 2035	AST Bond Portfolio 2036
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,983)	(314)	(31)	(1,324)	(33)
Administrative expense	(222)	(35)	(3)	(108)	(3)
Net investment income (loss)	(2,205)	(349)	(34)	(1,432)	(36)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,205	385	12,934	762,040	4,444
Cost of investments sold	2,373	425	12,805	771,599	4,416
Realized gains (losses) on fund shares	(168)	(40)	129	(9,559)	28
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(168)	(40)	129	(9,559)	28
Change in unrealized gains (losses)	12,096	1,996	—	—	17
Net realized and change in
unrealized gains (losses) on investments	11,928	1,956	129	(9,559)	45
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,723	$1,607	$95	$(10,991)	$9

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST Cohen & Steers Realty Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST Global Bond Portfolio	AST Government Money Market Portfolio
ASSETS
Investments, at fair value	$—	$165,014	$—	$—	$197,380
Total assets	$—	$165,014	$—	$—	$197,380
NET ASSETS
Accumulation units	$—	$165,014	$—	$—	$197,380
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$165,014	$—	$—	$197,380
FUND SHARE INFORMATION
Number of shares	—	11,475	—	—	197,380
Cost of investments	$—	$155,639	$—	$—	$197,380
UNIT VALUE (1)
Lowest	$—	$10.88	$—	$—	$7.35
Highest	$—	$14.61	$—	$—	$10.41

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST Cohen & Steers Realty Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST Global Bond Portfolio	AST Government Money Market Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$13,348
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1)	(1,646)	(1)	(9)	(5,699)
Administrative expense	—	(237)	—	(1)	(533)
Net investment income (loss)	(1)	(1,883)	(1)	(10)	7,116
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,334	5,309	3,058	6,129	2,149,429
Cost of investments sold	660	5,096	3,040	6,395	2,149,429
Realized gains (losses) on fund shares	674	213	18	(266)	—
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	674	213	18	(266)	—
Change in unrealized gains (losses)	(655)	10,625	(62)	300	—
Net realized and change in
unrealized gains (losses) on investments	19	10,838	(44)	34	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18	$8,955	$(45)	$24	$7,116

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST High Yield Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
ASSETS
Investments, at fair value	$—	$204,597	$1,892,941	$1,415,377	$105,669
Total assets	$—	$204,597	$1,892,941	$1,415,377	$105,669
NET ASSETS
Accumulation units	$—	$204,597	$1,892,941	$1,415,377	$105,669
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$204,597	$1,892,941	$1,415,377	$105,669
FUND SHARE INFORMATION
Number of shares	—	5,734	196,567	51,960	3,947
Cost of investments	$—	$110,857	$1,671,955	$891,801	$56,249
UNIT VALUE (1)
Lowest	$—	$16.73	$14.84	$13.99	$18.33
Highest	$—	$35.20	$19.73	$19.79	$28.64

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST High Yield Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(34)	(2,749)	(27,207)	(20,508)	(1,123)
Administrative expense	(5)	(274)	(3,088)	(2,172)	(151)
Net investment income (loss)	(39)	(3,023)	(30,295)	(22,680)	(1,274)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	34,266	3,364	562,838	246,785	6,906
Cost of investments sold	20,445	2,210	511,121	177,020	5,219
Realized gains (losses) on fund shares	13,821	1,154	51,717	69,765	1,687
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	13,821	1,154	51,717	69,765	1,687
Change in unrealized gains (losses)	(13,321)	49,921	116,736	72,697	9,965
Net realized and change in
unrealized gains (losses) on investments	500	51,075	168,453	142,462	11,652
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$461	$48,052	$138,158	$119,782	$10,378

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST Large-Cap Equity Portfolio	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST MFS Global Equity Portfolio	AST Multi-Asset Diversified Plus Portfolio
ASSETS
Investments, at fair value	$58,720	$305,848	$213,626	$—	$801,850
Total assets	$58,720	$305,848	$213,626	$—	$801,850
NET ASSETS
Accumulation units	$58,720	$305,848	$213,626	$—	$801,850
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$58,720	$305,848	$213,626	$—	$801,850
FUND SHARE INFORMATION
Number of shares	1,312	2,769	3,500	—	36,382
Cost of investments	$43,912	$173,010	$167,506	$—	$504,398
UNIT VALUE (1)
Lowest	$14.86	$59.00	$22.62	$—	$13.00
Highest	$38.72	$99.90	$50.95	$—	$21.23

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST Large-Cap Equity Portfolio	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST MFS Global Equity Portfolio	AST Multi-Asset Diversified Plus Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(490)	(3,630)	(2,741)	(11)	(12,729)
Administrative expense	(81)	(420)	(295)	(2)	(1,197)
Net investment income (loss)	(571)	(4,050)	(3,036)	(13)	(13,926)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,802	9,547	4,376	20,484	142,665
Cost of investments sold	2,321	6,394	3,716	7,059	105,097
Realized gains (losses) on fund shares	481	3,153	660	13,425	37,568
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	481	3,153	660	13,425	37,568
Change in unrealized gains (losses)	6,502	41,378	29,112	(12,816)	64,276
Net realized and change in
unrealized gains (losses) on investments	6,983	44,531	29,772	609	101,844
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,412	$40,481	$26,736	$596	$87,918

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.
ASSETS
Investments, at fair value	$787,577	$3,144,069	$2,867,532	$54,421	$414,316
Total assets	$787,577	$3,144,069	$2,867,532	$54,421	$414,316
NET ASSETS
Accumulation units	$787,577	$3,144,069	$2,867,532	$54,421	$414,316
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$787,577	$3,144,069	$2,867,532	$54,421	$414,316
FUND SHARE INFORMATION
Number of shares	23,608	109,511	121,044	632	4,754
Cost of investments	$320,559	$1,797,013	$1,725,091	$49,139	$213,633
UNIT VALUE (1)
Lowest	$20.62	$17.37	$15.28	$30.75	$45.49
Highest	$32.58	$31.62	$20.66	$55.55	$75.89

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$3,940
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(12,638)	(54,597)	(35,213)	(504)	(5,009)
Administrative expense	(1,350)	(6,059)	(3,722)	(77)	(380)
Net investment income (loss)	(13,988)	(60,656)	(38,935)	(581)	(1,449)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	412,139	3,467,824	375,037	1,353	10,685
Cost of investments sold	210,745	2,230,152	244,729	1,234	5,737
Realized gains (losses) on fund shares	201,394	1,237,672	130,308	119	4,948
Realized gain distributions	—	—	—	—	20,921
Net realized gains (losses)	201,394	1,237,672	130,308	119	25,869
Change in unrealized gains (losses)	(70,850)	(724,764)	139,289	3,623	33,040
Net realized and change in
unrealized gains (losses) on investments	130,544	512,908	269,597	3,742	58,909
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$116,556	$452,252	$230,662	$3,161	$57,460

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	DWS Capital Growth VIP - Class A	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
ASSETS
Investments, at fair value	$196,937	$57,122	$1,226,662	$698,410	$161,079
Total assets	$196,937	$57,122	$1,226,662	$698,410	$161,079
NET ASSETS
Accumulation units	$196,937	$57,122	$1,009,641	$698,410	$161,079
Contracts in payout (annuitization) period	—	—	217,021	—	—
Total net assets	$196,937	$57,122	$1,226,662	$698,410	$161,079
FUND SHARE INFORMATION
Number of shares	196,937	1,436	28,554	49,709	15,459
Cost of investments	$196,937	$40,175	$892,018	$557,164	$133,224
UNIT VALUE (1)
Lowest	$8.66	$47.72	$82.51	$61.51	$22.19
Highest	$12.10	$71.15	$84.79	$63.21	$22.81

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	DWS Capital Growth VIP - Class A	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$9,332	$243	$611	$5,064	$3,907
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,397)	(724)	(5,054)	(2,606)	(586)
Administrative expense	(244)	(53)	(3,685)	(1,906)	(424)
Net investment income (loss)	5,691	(534)	(8,128)	552	2,897
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	344,535	4,276	374,910	166,035	16,997
Cost of investments sold	344,535	3,352	268,208	145,202	16,874
Realized gains (losses) on fund shares	—	924	106,702	20,833	123
Realized gain distributions	—	4,307	142,537	65,388	—
Net realized gains (losses)	—	5,231	249,239	86,221	123
Change in unrealized gains (losses)	—	2,912	(105,727)	7,252	48,096
Net realized and change in
unrealized gains (losses) on investments	—	8,143	143,512	93,473	48,219
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,691	$7,609	$135,384	$94,025	$51,116

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Government Money Market VIP - Class A	DWS Small Mid Cap Growth VIP - Class A	Federated Hermes Government Money Fund II
ASSETS
Investments, at fair value	$280,834	$453,083	$176,044	$264,125	$1,156,040
Total assets	$280,834	$453,083	$176,044	$264,125	$1,156,040
NET ASSETS
Accumulation units	$271,534	$379,031	$168,419	$239,959	$1,125,617
Contracts in payout (annuitization) period	9,300	74,052	7,625	24,166	30,423
Total net assets	$280,834	$453,083	$176,044	$264,125	$1,156,040
FUND SHARE INFORMATION
Number of shares	12,565	39,160	176,044	18,613	1,156,040
Cost of investments	$270,904	$437,087	$176,044	$278,547	$1,156,040
UNIT VALUE (1)
Lowest	$28.42	$59.22	$11.25	$33.87	$8.63
Highest	$29.02	$60.86	$11.47	$34.58	$12.66

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Government Money Market VIP - Class A	DWS Small Mid Cap Growth VIP - Class A	Federated Hermes Government Money Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$16,760	$4,966	$7,275	$—	$47,829
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,383)	(1,728)	(756)	(1,049)	(16,712)
Administrative expense	(1,010)	(1,235)	(560)	(752)	(1,302)
Net investment income (loss)	14,367	2,003	5,959	(1,801)	29,815
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	300,676	71,015	389,396	16,698	283,480
Cost of investments sold	305,341	78,503	389,396	18,051	283,480
Realized gains (losses) on fund shares	(4,665)	(7,488)	—	(1,353)	—
Realized gain distributions	47,984	24,499	—	17,739	—
Net realized gains (losses)	43,319	17,011	—	16,386	—
Change in unrealized gains (losses)	(11,855)	56,533	—	3,906	—
Net realized and change in
unrealized gains (losses) on investments	31,464	73,544	—	20,292	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$45,831	$75,547	$5,959	$18,491	$29,815

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
ASSETS
Investments, at fair value	$3,816,229	$24,524,513	$415,952	$378,369	$1,883,812
Total assets	$3,816,229	$24,524,513	$415,952	$378,369	$1,883,812
NET ASSETS
Accumulation units	$3,599,791	$24,116,527	$415,952	$374,615	$1,792,666
Contracts in payout (annuitization) period	216,438	407,986	—	3,754	91,146
Total net assets	$3,816,229	$24,524,513	$415,952	$378,369	$1,883,812
FUND SHARE INFORMATION
Number of shares	63,721	431,314	14,134	13,451	156,593
Cost of investments	$2,665,669	$17,507,668	$329,015	$303,887	$1,860,784
UNIT VALUE (1)
Lowest	$73.60	$45.29	$41.74	$35.79	$15.56
Highest	$137.83	$101.47	$54.60	$48.23	$20.58

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$4,990	$—	$7,063	$5,886	$55,957
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(45,145)	(343,109)	(5,176)	(6,337)	(30,521)
Administrative expense	(3,727)	(45,282)	(382)	(434)	(3,579)
Net investment income (loss)	(43,882)	(388,391)	1,505	(885)	21,857
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	996,248	5,244,581	6,022	134,082	209,526
Cost of investments sold	616,112	3,534,172	4,813	105,145	209,627
Realized gains (losses) on fund shares	380,136	1,710,409	1,209	28,937	(101)
Realized gain distributions	590,142	3,921,802	21,708	21,531	23,720
Net realized gains (losses)	970,278	5,632,211	22,917	50,468	23,619
Change in unrealized gains (losses)	(247,586)	(1,031,122)	36,951	17,614	104,338
Net realized and change in
unrealized gains (losses) on investments	722,692	4,601,089	59,868	68,082	127,957
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$678,810	$4,212,698	$61,373	$67,197	$149,814
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
ASSETS
Investments, at fair value	$1,371,629	$654,735	$132,857	$52,603,803	$67,053,522
Total assets	$1,371,629	$654,735	$132,857	$52,603,803	$67,053,522
NET ASSETS
Accumulation units	$1,371,629	$654,735	$132,857	$51,361,142	$66,600,228
Contracts in payout (annuitization) period	—	—	—	1,242,661	453,294
Total net assets	$1,371,629	$654,735	$132,857	$52,603,803	$67,053,522
FUND SHARE INFORMATION
Number of shares	104,465	37,349	11,424	52,603,803	67,053,522
Cost of investments	$1,282,740	$522,039	$128,039	$52,603,804	$67,053,523
UNIT VALUE (1)
Lowest	$18.02	$20.99	$12.52	$10.02	$8.03
Highest	$23.83	$27.76	$16.56	$11.42	$10.52

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$33,980	$13,673	$5,035	$2,244,128	$2,763,910
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(21,213)	(10,047)	(2,794)	(722,566)	(1,166,289)
Administrative expense	(2,686)	(1,209)	(364)	(52,158)	(102,673)
Net investment income (loss)	10,081	2,417	1,877	1,469,404	1,494,948
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	197,472	67,062	280,986	14,605,474	22,312,284
Cost of investments sold	190,212	65,061	273,618	14,605,474	22,312,284
Realized gains (losses) on fund shares	7,260	2,001	7,368	—	—
Realized gain distributions	76,622	29,153	68	—	—
Net realized gains (losses)	83,882	31,154	7,436	—	—
Change in unrealized gains (losses)	54,291	43,868	6,708	—	—
Net realized and change in
unrealized gains (losses) on investments	138,173	75,022	14,144	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$148,254	$77,439	$16,021	$1,469,404	$1,494,948

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class
ASSETS
Investments, at fair value	$3,286,386	$2,753,508	$3,685,125	$134,471	$111,773
Total assets	$3,286,386	$2,753,508	$3,685,125	$134,471	$111,773
NET ASSETS
Accumulation units	$3,268,631	$2,753,508	$3,636,263	$134,471	$110,628
Contracts in payout (annuitization) period	17,755	—	48,862	—	1,145
Total net assets	$3,286,386	$2,753,508	$3,685,125	$134,471	$111,773
FUND SHARE INFORMATION
Number of shares	102,732	28,563	37,711	1,448	22,904
Cost of investments	$2,246,147	$1,621,994	$2,954,020	$102,253	$122,351
UNIT VALUE (1)
Lowest	$42.63	$76.50	$49.40	$56.34	$19.90
Highest	$55.99	$101.17	$111.40	$87.00	$24.94

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$41,446	$—	$10,149	$64	$7,048
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(49,705)	(32,870)	(44,537)	(2,225)	(1,499)
Administrative expense	(6,132)	(4,736)	(3,570)	(147)	(125)
Net investment income (loss)	(14,391)	(37,606)	(37,958)	(2,308)	5,424
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	765,465	277,751	383,411	62,293	35,375
Cost of investments sold	492,252	176,181	282,962	48,847	37,735
Realized gains (losses) on fund shares	273,213	101,570	100,449	13,446	(2,360)
Realized gain distributions	301,768	35,333	452,063	17,962	—
Net realized gains (losses)	574,981	136,903	552,512	31,408	(2,360)
Change in unrealized gains (losses)	2,603	360,473	(66,434)	(18,269)	7,477
Net realized and change in
unrealized gains (losses) on investments	577,584	497,376	486,078	13,139	5,117
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$563,193	$459,770	$448,120	$10,831	$10,541

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
ASSETS
Investments, at fair value	$922,927	$3,193,754	$4,265,588	$369,760	$365
Total assets	$922,927	$3,193,754	$4,265,588	$369,760	$365
NET ASSETS
Accumulation units	$913,411	$3,086,164	$4,265,588	$369,760	$365
Contracts in payout (annuitization) period	9,516	107,590	—	—	—
Total net assets	$922,927	$3,193,754	$4,265,588	$369,760	$365
FUND SHARE INFORMATION
Number of shares	200,201	4,838	6,560	32,549	33
Cost of investments	$1,011,196	$1,069,029	$1,727,370	$407,446	$410
UNIT VALUE (1)
Lowest	$17.48	$47.26	$41.96	$19.72	$16.29
Highest	$29.62	$59.18	$70.68	$21.92	$16.29

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$59,735	$34,777	$37,126	$13,209	$12
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(13,940)	(38,563)	(59,904)	(4,372)	(5)
Administrative expense	(1,633)	(3,089)	(7,504)	(379)	—
Net investment income (loss)	44,162	(6,875)	(30,282)	8,458	7
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	140,391	428,223	564,418	34,874	410
Cost of investments sold	153,380	145,193	241,989	38,277	478
Realized gains (losses) on fund shares	(12,989)	283,030	322,429	(3,403)	(68)
Realized gain distributions	—	15,995	21,022	—	—
Net realized gains (losses)	(12,989)	299,025	343,451	(3,403)	(68)
Change in unrealized gains (losses)	42,245	180,211	284,184	16,752	78
Net realized and change in
unrealized gains (losses) on investments	29,256	479,236	627,635	13,349	10
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$73,418	$472,361	$597,353	$21,807	$17

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2
ASSETS
Investments, at fair value	$5,349,343	$380,786	$—	$869,714	$11,792,068
Total assets	$5,349,343	$380,786	$—	$869,714	$11,792,068
NET ASSETS
Accumulation units	$5,316,296	$380,786	$—	$850,643	$11,712,213
Contracts in payout (annuitization) period	33,047	—	—	19,071	79,855
Total net assets	$5,349,343	$380,786	$—	$869,714	$11,792,068
FUND SHARE INFORMATION
Number of shares	152,100	13,837	—	132,175	1,604,363
Cost of investments	$5,114,026	$298,573	$—	$698,947	$13,424,308
UNIT VALUE (1)
Lowest	$28.26	$20.29	$—	$46.65	$41.56
Highest	$50.85	$27.53	$—	$61.27	$57.74

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$12,524	$5,933	$—	$—	$247,903
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(75,650)	(4,626)	—	(13,365)	(164,671)
Administrative expense	(9,769)	(378)	—	(1,704)	(21,774)
Net investment income (loss)	(72,895)	929	—	(15,069)	61,458
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	906,209	42,596	262	317,428	1,699,384
Cost of investments sold	893,131	30,118	201	292,126	2,015,725
Realized gains (losses) on fund shares	13,078	12,478	61	25,302	(316,341)
Realized gain distributions	617,835	33,064	—	—	1,067,321
Net realized gains (losses)	630,913	45,542	61	25,302	750,980
Change in unrealized gains (losses)	(87,109)	18,450	(58)	127,193	800,840
Net realized and change in
unrealized gains (losses) on investments	543,804	63,992	3	152,495	1,551,820
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$470,909	$64,921	$3	$137,426	$1,613,278

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
ASSETS
Investments, at fair value	$35,669,948	$8,330,546	$4,354,224	$21,640,770	$10,877,908
Total assets	$35,669,948	$8,330,546	$4,354,224	$21,640,770	$10,877,908
NET ASSETS
Accumulation units	$35,491,206	$8,027,939	$4,250,861	$21,414,105	$10,783,378
Contracts in payout (annuitization) period	178,742	302,607	103,363	226,665	94,530
Total net assets	$35,669,948	$8,330,546	$4,354,224	$21,640,770	$10,877,908
FUND SHARE INFORMATION
Number of shares	2,352,899	464,615	228,448	1,344,147	784,276
Cost of investments	$34,801,037	$8,394,000	$4,240,941	$22,147,883	$11,105,882
UNIT VALUE (1)
Lowest	$21.83	$37.99	$23.34	$22.88	$35.01
Highest	$29.81	$51.39	$38.73	$51.32	$69.23

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,829,002	$—	$78,083	$438,019	$121,594
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(530,220)	(117,802)	(62,180)	(325,726)	(160,736)
Administrative expense	(53,709)	(16,339)	(8,179)	(36,443)	(19,214)
Net investment income (loss)	1,245,073	(134,141)	7,724	75,850	(58,356)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,660,493	2,366,369	965,386	4,253,453	2,664,758
Cost of investments sold	8,929,493	2,278,021	927,616	4,267,190	2,897,107
Realized gains (losses) on fund shares	(269,000)	88,348	37,770	(13,737)	(232,349)
Realized gain distributions	384,449	1,693,997	432,818	2,158,130	948,322
Net realized gains (losses)	115,449	1,782,345	470,588	2,144,393	715,973
Change in unrealized gains (losses)	2,263,191	(1,177,488)	352,939	(204,309)	(114,543)
Net realized and change in
unrealized gains (losses) on investments	2,378,640	604,857	823,527	1,940,084	601,430
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,623,713	$470,716	$831,251	$2,015,934	$543,074

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
ASSETS
Investments, at fair value	$792,052	$3,176,238	$996,832	$1,168,741	$1,989,371
Total assets	$792,052	$3,176,238	$996,832	$1,168,741	$1,989,371
NET ASSETS
Accumulation units	$792,052	$3,091,183	$996,832	$1,165,014	$1,989,356
Contracts in payout (annuitization) period	—	85,055	—	3,727	15
Total net assets	$792,052	$3,176,238	$996,832	$1,168,741	$1,989,371
FUND SHARE INFORMATION
Number of shares	55,350	302,499	121,862	71,746	139,312
Cost of investments	$856,212	$3,405,562	$1,131,864	$1,150,711	$1,781,066
UNIT VALUE (1)
Lowest	$26.06	$9.33	$26.50	$33.22	$31.00
Highest	$76.03	$12.70	$39.05	$92.59	$69.36

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$103,786	$10,692	$13,511	$13,581
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(11,434)	(51,006)	(16,685)	(15,679)	(29,866)
Administrative expense	(1,430)	(6,205)	(1,972)	(2,160)	(3,625)
Net investment income (loss)	(12,864)	46,575	(7,965)	(4,328)	(19,910)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	60,538	1,000,910	275,770	232,256	604,662
Cost of investments sold	64,170	1,097,108	296,842	217,644	561,483
Realized gains (losses) on fund shares	(3,632)	(96,198)	(21,072)	14,612	43,179
Realized gain distributions	45,477	—	133,000	122,494	154,564
Net realized gains (losses)	41,845	(96,198)	111,928	137,106	197,743
Change in unrealized gains (losses)	(19,271)	207,441	(18,183)	(46,941)	80,205
Net realized and change in
unrealized gains (losses) on investments	22,574	111,243	93,745	90,165	277,948
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,710	$157,818	$85,780	$85,837	$258,038

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Goldman Sachs VIT Strategic Growth Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I
ASSETS
Investments, at fair value	$9,692	$1,541,557	$82,437,958	$17,604,729	$34,285,145
Total assets	$9,692	$1,541,557	$82,437,958	$17,604,729	$34,285,145
NET ASSETS
Accumulation units	$9,692	$1,523,280	$80,114,961	$17,569,429	$33,702,371
Contracts in payout (annuitization) period	—	18,277	2,322,997	35,300	582,774
Total net assets	$9,692	$1,541,557	$82,437,958	$17,604,729	$34,285,145
FUND SHARE INFORMATION
Number of shares	626	70,746	1,017,753	244,680	1,888,989
Cost of investments	$7,931	$1,278,955	$56,580,675	$12,304,444	$28,944,261
UNIT VALUE (1)
Lowest	$49.43	$41.88	$26.79	$40.10	$17.42
Highest	$81.36	$64.80	$86.59	$81.01	$89.60

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Goldman Sachs VIT Strategic Growth Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$10,202	$—	$—	$145,895
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(125)	(23,898)	(1,124,081)	(288,496)	(489,819)
Administrative expense	(10)	(2,940)	(81,886)	(24,262)	(34,806)
Net investment income (loss)	(135)	(16,636)	(1,205,967)	(312,758)	(378,730)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	151	558,020	13,962,570	2,819,189	5,018,591
Cost of investments sold	115	436,408	9,116,328	1,855,009	4,213,607
Realized gains (losses) on fund shares	36	121,612	4,846,242	964,180	804,984
Realized gain distributions	1,432	193,113	7,547,778	1,804,736	4,868,105
Net realized gains (losses)	1,468	314,725	12,394,020	2,768,916	5,673,089
Change in unrealized gains (losses)	12	(93,695)	(3,300,144)	(821,361)	388,209
Net realized and change in
unrealized gains (losses) on investments	1,480	221,030	9,093,876	1,947,555	6,061,298
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,345	$204,394	$7,887,909	$1,634,797	$5,682,568

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Core Equity Fund - Series II
ASSETS
Investments, at fair value	$12,726,620	$18,299,644	$47,481,794	$52,774,306	$750,875
Total assets	$12,726,620	$18,299,644	$47,481,794	$52,774,306	$750,875
NET ASSETS
Accumulation units	$12,674,360	$18,210,664	$47,279,898	$50,498,101	$747,201
Contracts in payout (annuitization) period	52,260	88,980	201,896	2,276,205	3,674
Total net assets	$12,726,620	$18,299,644	$47,481,794	$52,774,306	$750,875
FUND SHARE INFORMATION
Number of shares	716,589	854,325	2,230,239	1,464,732	20,998
Cost of investments	$10,831,941	$15,076,213	$36,285,294	$42,981,124	$608,655
UNIT VALUE (1)
Lowest	$16.67	$42.49	$34.88	$27.95	$30.00
Highest	$81.75	$65.82	$60.62	$74.11	$46.83

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Core Equity Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$25,775	$293,265	$661,051	$330,492	$2,947
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(184,623)	(244,997)	(747,095)	(679,814)	(12,006)
Administrative expense	(22,771)	(18,114)	(69,625)	(51,228)	(1,165)
Net investment income (loss)	(181,619)	30,154	(155,669)	(400,550)	(10,224)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,325,959	4,639,952	8,773,931	8,330,208	51,843
Cost of investments sold	1,917,011	3,673,361	6,467,297	6,881,592	43,554
Realized gains (losses) on fund shares	408,948	966,591	2,306,634	1,448,616	8,289
Realized gain distributions	1,851,885	1,849,138	4,898,828	3,804,609	53,924
Net realized gains (losses)	2,260,833	2,815,729	7,205,462	5,253,225	62,213
Change in unrealized gains (losses)	41,538	(211,338)	(408,701)	2,191,336	38,661
Net realized and change in
unrealized gains (losses) on investments	2,302,371	2,604,391	6,796,761	7,444,561	100,874
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,120,752	$2,634,545	$6,641,092	$7,044,011	$90,650

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
ASSETS
Investments, at fair value	$3,452,732	$3,922,176	$4,021,422	$12,848,936	$4,868,001
Total assets	$3,452,732	$3,922,176	$4,021,422	$12,848,936	$4,868,001
NET ASSETS
Accumulation units	$3,329,918	$3,889,393	$3,898,565	$12,700,384	$4,704,486
Contracts in payout (annuitization) period	122,814	32,783	122,857	148,552	163,515
Total net assets	$3,452,732	$3,922,176	$4,021,422	$12,848,936	$4,868,001
FUND SHARE INFORMATION
Number of shares	590,211	679,753	63,580	216,860	64,725
Cost of investments	$3,760,799	$3,938,219	$3,038,777	$10,059,764	$4,689,272
UNIT VALUE (1)
Lowest	$13.47	$10.00	$38.99	$50.10	$16.30
Highest	$18.85	$15.52	$63.55	$69.14	$48.46

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$146,289	$160,794	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(45,494)	(51,777)	(46,558)	(185,163)	(64,834)
Administrative expense	(3,483)	(7,217)	(3,778)	(24,373)	(4,967)
Net investment income (loss)	97,312	101,800	(50,336)	(209,536)	(69,801)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	987,047	953,379	321,155	2,497,238	830,344
Cost of investments sold	1,087,507	958,910	240,091	1,821,574	784,130
Realized gains (losses) on fund shares	(100,460)	(5,531)	81,064	675,664	46,214
Realized gain distributions	—	—	461,478	1,586,429	411,964
Net realized gains (losses)	(100,460)	(5,531)	542,542	2,262,093	458,178
Change in unrealized gains (losses)	198,735	104,318	(94,241)	(703,211)	(239,055)
Net realized and change in
unrealized gains (losses) on investments	98,275	98,787	448,301	1,558,882	219,123
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$195,587	$200,587	$397,965	$1,349,346	$149,322

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
ASSETS
Investments, at fair value	$8,695,590	$76,126,599	$18,629,076	$25,095,121	$37,256,577
Total assets	$8,695,590	$76,126,599	$18,629,076	$25,095,121	$37,256,577
NET ASSETS
Accumulation units	$8,629,397	$74,757,777	$18,552,637	$25,075,619	$36,989,089
Contracts in payout (annuitization) period	66,193	1,368,822	76,439	19,502	267,488
Total net assets	$8,695,590	$76,126,599	$18,629,076	$25,095,121	$37,256,577
FUND SHARE INFORMATION
Number of shares	137,133	2,796,716	692,788	874,090	1,359,729
Cost of investments	$8,658,717	$56,544,241	$14,255,628	$24,128,010	$36,020,946
UNIT VALUE (1)
Lowest	$15.26	$31.34	$27.11	$12.81	$12.44
Highest	$59.54	$130.81	$43.76	$13.47	$13.05

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,188,242	$253,352	$385,803	$511,263
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(140,427)	(982,721)	(306,167)	(336,217)	(614,870)
Administrative expense	(14,353)	(70,776)	(23,485)	(24,805)	(48,975)
Net investment income (loss)	(154,780)	134,745	(76,300)	24,781	(152,582)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,046,256	14,110,136	3,611,702	4,681,725	6,706,639
Cost of investments sold	1,976,034	10,474,342	2,724,376	4,457,366	6,300,140
Realized gains (losses) on fund shares	70,222	3,635,794	887,326	224,359	406,499
Realized gain distributions	880,737	5,681,365	1,424,282	1,885,231	2,956,047
Net realized gains (losses)	950,959	9,317,159	2,311,608	2,109,590	3,362,546
Change in unrealized gains (losses)	(564,003)	489,350	98,461	73,910	14,341
Net realized and change in
unrealized gains (losses) on investments	386,956	9,806,509	2,410,069	2,183,500	3,376,887
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$232,176	$9,941,254	$2,333,769	$2,208,281	$3,224,305

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II	Invesco V.I. Global Core Equity Fund - Series I
ASSETS
Investments, at fair value	$18,130,322	$17,338,756	$9,624,259	$790,257	$15,695,131
Total assets	$18,130,322	$17,338,756	$9,624,259	$790,257	$15,695,131
NET ASSETS
Accumulation units	$17,666,548	$17,079,408	$9,264,954	$776,224	$15,596,838
Contracts in payout (annuitization) period	463,774	259,348	359,305	14,033	98,293
Total net assets	$18,130,322	$17,338,756	$9,624,259	$790,257	$15,695,131
FUND SHARE INFORMATION
Number of shares	992,355	956,885	266,526	22,330	1,331,224
Cost of investments	$16,931,813	$15,598,489	$7,818,708	$715,675	$12,329,425
UNIT VALUE (1)
Lowest	$11.18	$20.54	$20.60	$12.67	$21.96
Highest	$58.40	$43.43	$41.39	$33.70	$56.77

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II	Invesco V.I. Global Core Equity Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$366,613	$322,283	$134,917	$9,057	$209,970
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(234,751)	(268,669)	(123,230)	(12,549)	(205,895)
Administrative expense	(17,112)	(28,358)	(9,457)	(1,351)	(15,176)
Net investment income (loss)	114,750	25,256	2,230	(4,843)	(11,101)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,313,779	3,047,216	1,357,729	249,160	2,939,355
Cost of investments sold	3,146,529	2,780,971	1,087,314	230,027	2,287,597
Realized gains (losses) on fund shares	167,250	266,245	270,415	19,133	651,758
Realized gain distributions	931,286	924,661	598,816	49,422	1,039,595
Net realized gains (losses)	1,098,536	1,190,906	869,231	68,555	1,691,353
Change in unrealized gains (losses)	675,398	544,477	441,803	43,754	379,376
Net realized and change in
unrealized gains (losses) on investments	1,773,934	1,735,383	1,311,034	112,309	2,070,729
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,888,684	$1,760,639	$1,313,264	$107,466	$2,059,628

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series II
ASSETS
Investments, at fair value	$7,322,142	$2,110,957	$5,413,553	$291,443	$14,141,027
Total assets	$7,322,142	$2,110,957	$5,413,553	$291,443	$14,141,027
NET ASSETS
Accumulation units	$7,285,395	$2,109,800	$5,330,100	$289,845	$13,861,133
Contracts in payout (annuitization) period	36,747	1,157	83,453	1,598	279,894
Total net assets	$7,322,142	$2,110,957	$5,413,553	$291,443	$14,141,027
FUND SHARE INFORMATION
Number of shares	618,947	55,625	149,134	63,773	2,995,980
Cost of investments	$5,698,756	$1,943,245	$5,175,694	$311,536	$14,864,922
UNIT VALUE (1)
Lowest	$21.21	$43.09	$51.80	$4.40	$14.92
Highest	$32.83	$74.32	$71.98	$24.54	$20.74

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$80,640	$—	$—	$16,657	$784,768
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(119,194)	(23,932)	(78,240)	(4,403)	(213,424)
Administrative expense	(9,327)	(1,988)	(10,318)	(333)	(28,329)
Net investment income (loss)	(47,881)	(25,920)	(88,558)	11,921	543,015
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,104,151	239,113	1,084,270	115,504	3,516,909
Cost of investments sold	846,497	206,557	980,715	122,484	3,762,517
Realized gains (losses) on fund shares	257,654	32,556	103,555	(6,980)	(245,608)
Realized gain distributions	491,828	382,406	1,040,305	—	—
Net realized gains (losses)	749,482	414,962	1,143,860	(6,980)	(245,608)
Change in unrealized gains (losses)	201,810	(130,294)	(387,316)	31,518	1,244,443
Net realized and change in
unrealized gains (losses) on investments	951,292	284,668	756,544	24,538	998,835
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$903,411	$258,748	$667,986	$36,459	$1,541,850

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II
ASSETS
Investments, at fair value	$2,743,826	$75	$2,859,126	$105,012	$19,312,147
Total assets	$2,743,826	$75	$2,859,126	$105,012	$19,312,147
NET ASSETS
Accumulation units	$2,730,160	$75	$2,793,896	$105,012	$19,072,319
Contracts in payout (annuitization) period	13,666	—	65,230	—	239,828
Total net assets	$2,743,826	$75	$2,859,126	$105,012	$19,312,147
FUND SHARE INFORMATION
Number of shares	2,743,826	75	268,463	9,963	904,974
Cost of investments	$2,743,826	$75	$3,129,659	$118,802	$17,236,345
UNIT VALUE (1)
Lowest	$9.89	$7.71	$12.62	$10.48	$41.83
Highest	$12.42	$10.05	$17.85	$13.66	$61.01

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$104,160	$1	$92,307	$2,963	$227,397
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(33,243)	—	(37,634)	(1,750)	(292,106)
Administrative expense	(2,652)	—	(2,944)	(104)	(37,031)
Net investment income (loss)	68,265	1	51,729	1,109	(101,740)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	571,932	1	476,517	2,070	4,119,453
Cost of investments sold	571,932	1	527,965	2,358	3,724,169
Realized gains (losses) on fund shares	—	—	(51,448)	(288)	395,284
Realized gain distributions	—	—	—	—	1,480,181
Net realized gains (losses)	—	—	(51,448)	(288)	1,875,465
Change in unrealized gains (losses)	—	—	168,707	4,235	661,063
Net realized and change in
unrealized gains (losses) on investments	—	—	117,259	3,947	2,536,528
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$68,265	$1	$168,988	$5,056	$2,434,788

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
ASSETS
Investments, at fair value	$4,648,438	$3,154,743	$708,441	$16,539,008	$6,007,769
Total assets	$4,648,438	$3,154,743	$708,441	$16,539,008	$6,007,769
NET ASSETS
Accumulation units	$4,523,750	$3,149,458	$681,350	$16,347,200	$5,939,284
Contracts in payout (annuitization) period	124,688	5,285	27,091	191,808	68,485
Total net assets	$4,648,438	$3,154,743	$708,441	$16,539,008	$6,007,769
FUND SHARE INFORMATION
Number of shares	980,683	675,534	31,984	771,049	545,665
Cost of investments	$5,159,321	$3,542,884	$665,625	$15,760,761	$5,941,500
UNIT VALUE (1)
Lowest	$9.08	$10.27	$39.05	$47.67	$31.01
Highest	$39.58	$27.59	$59.46	$66.23	$51.37

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$323,460	$219,527	$3,703	$51,374	$19,180
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(60,933)	(54,812)	(10,519)	(238,108)	(85,704)
Administrative expense	(4,270)	(4,353)	(774)	(31,250)	(6,213)
Net investment income (loss)	258,257	160,362	(7,590)	(217,984)	(72,737)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	819,985	599,230	222,338	2,907,022	1,334,191
Cost of investments sold	895,874	664,025	206,307	2,853,625	1,356,383
Realized gains (losses) on fund shares	(75,889)	(64,795)	16,031	53,397	(22,192)
Realized gain distributions	—	—	42,353	1,030,850	565,890
Net realized gains (losses)	(75,889)	(64,795)	58,384	1,084,247	543,698
Change in unrealized gains (losses)	57,055	47,991	52,661	1,266,403	(81,098)
Net realized and change in
unrealized gains (losses) on investments	(18,834)	(16,804)	111,045	2,350,650	462,600
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$239,423	$143,558	$103,455	$2,132,666	$389,863

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
ASSETS
Investments, at fair value	$450,736	$775,737	$7,145,584	$3,543,183	$4,488
Total assets	$450,736	$775,737	$7,145,584	$3,543,183	$4,488
NET ASSETS
Accumulation units	$442,730	$760,920	$7,070,294	$3,517,858	$4,488
Contracts in payout (annuitization) period	8,006	14,817	75,290	25,325	—
Total net assets	$450,736	$775,737	$7,145,584	$3,543,183	$4,488
FUND SHARE INFORMATION
Number of shares	42,927	27,181	257,870	137,921	211
Cost of investments	$457,582	$623,485	$5,788,968	$2,814,277	$3,418
UNIT VALUE (1)
Lowest	$26.83	$74.89	$55.67	$67.76	$55.03
Highest	$40.62	$83.23	$77.35	$77.17	$69.87

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$472	$3,389	$16,684	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(7,643)	(9,196)	(103,247)	(40,969)	(53)
Administrative expense	(766)	(750)	(13,688)	(3,193)	(4)
Net investment income (loss)	(7,937)	(6,557)	(100,251)	(44,162)	(57)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	62,583	65,470	1,280,126	354,249	238
Cost of investments sold	61,960	50,283	992,437	288,322	174
Realized gains (losses) on fund shares	623	15,187	287,689	65,927	64
Realized gain distributions	45,165	76,062	741,860	373,977	552
Net realized gains (losses)	45,788	91,249	1,029,549	439,904	616
Change in unrealized gains (losses)	(6,616)	(30,249)	(459,689)	171,608	146
Net realized and change in
unrealized gains (losses) on investments	39,172	61,000	569,860	611,512	762
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$31,235	$54,443	$469,609	$567,350	$705

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Janus Henderson VIT Forty Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC
ASSETS
Investments, at fair value	$—	$—	$—	$5,260,351	$1,592,136
Total assets	$—	$—	$—	$5,260,351	$1,592,136
NET ASSETS
Accumulation units	$—	$—	$—	$5,124,249	$1,517,768
Contracts in payout (annuitization) period	—	—	—	136,102	74,368
Total net assets	$—	$—	$—	$5,260,351	$1,592,136
FUND SHARE INFORMATION
Number of shares	—	—	—	495,792	83,885
Cost of investments	$—	$—	$—	$5,680,011	$1,412,723
UNIT VALUE (1)
Lowest	$—	$—	$—	$17.69	$32.35
Highest	$—	$—	$—	$23.92	$43.75

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Janus Henderson VIT Forty Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$306,341	$6,483
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	—	—	—	(78,318)	(23,647)
Administrative expense	—	—	—	(10,345)	(3,035)
Net investment income (loss)	—	—	—	217,678	(20,199)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	276	194	884	1,312,791	319,749
Cost of investments sold	171	160	872	1,420,310	282,072
Realized gains (losses) on fund shares	105	34	12	(107,519)	37,677
Realized gain distributions	—	—	—	—	150,189
Net realized gains (losses)	105	34	12	(107,519)	187,866
Change in unrealized gains (losses)	(102)	(31)	3	227,157	14,853
Net realized and change in
unrealized gains (losses) on investments	3	3	15	119,638	202,719
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3	$3	$15	$337,316	$182,520
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC	LVIP American Century International Fund - Standard Class II	MFS® VIT Growth Series - Initial Class
ASSETS
Investments, at fair value	$3,859,843	$2,045,228	$4,522,493	$9,005	$797,954
Total assets	$3,859,843	$2,045,228	$4,522,493	$9,005	$797,954
NET ASSETS
Accumulation units	$3,811,203	$2,028,272	$4,459,007	$9,005	$778,656
Contracts in payout (annuitization) period	48,640	16,956	63,486	—	19,298
Total net assets	$3,859,843	$2,045,228	$4,522,493	$9,005	$797,954
FUND SHARE INFORMATION
Number of shares	91,989	184,089	173,608	735	11,761
Cost of investments	$3,107,138	$2,261,649	$3,968,641	$6,443	$597,332
UNIT VALUE (1)
Lowest	$29.30	$39.21	$24.43	$28.25	$39.31
Highest	$39.63	$53.03	$33.05	$29.07	$105.64

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC	LVIP American Century International Fund - Standard Class II	MFS® VIT Growth Series - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$20,826	$—	$14,478	$106	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(59,038)	(29,648)	(65,083)	(116)	(10,249)
Administrative expense	(7,789)	(3,987)	(8,666)	(8)	(810)
Net investment income (loss)	(46,001)	(33,635)	(59,271)	(18)	(11,059)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,192,340	896,185	791,661	130	156,917
Cost of investments sold	930,434	902,590	682,942	96	106,105
Realized gains (losses) on fund shares	261,906	(6,405)	108,719	34	50,812
Realized gain distributions	397,503	320,385	360,532	—	140,962
Net realized gains (losses)	659,409	313,980	469,251	34	191,774
Change in unrealized gains (losses)	(26,311)	(24,948)	(177,246)	1,116	(104,605)
Net realized and change in
unrealized gains (losses) on investments	633,098	289,032	292,005	1,150	87,169
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$587,097	$255,397	$232,734	$1,132	$76,110

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT Growth Series - Service Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class
ASSETS
Investments, at fair value	$43,016	$952,133	$103,289	$1,039,253	$67,122
Total assets	$43,016	$952,133	$103,289	$1,039,253	$67,122
NET ASSETS
Accumulation units	$43,016	$952,133	$103,289	$1,039,253	$67,122
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$43,016	$952,133	$103,289	$1,039,253	$67,122
FUND SHARE INFORMATION
Number of shares	709	36,397	4,039	66,619	5,547
Cost of investments	$32,095	$952,111	$102,121	$1,069,444	$78,452
UNIT VALUE (1)
Lowest	$54.19	$40.40	$40.00	$37.47	$35.99
Highest	$91.40	$53.52	$56.36	$84.09	$53.11

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT Growth Series - Service Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$14,892	$576	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(643)	(12,363)	(1,298)	(12,148)	(872)
Administrative expense	(43)	(913)	(96)	(985)	(66)
Net investment income (loss)	(686)	1,616	(818)	(13,133)	(938)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,057	52,815	2,479	129,752	15,060
Cost of investments sold	3,675	52,720	1,790	147,490	21,768
Realized gains (losses) on fund shares	1,382	95	689	(17,738)	(6,708)
Realized gain distributions	8,772	381,122	40,729	—	—
Net realized gains (losses)	10,154	381,217	41,418	(17,738)	(6,708)
Change in unrealized gains (losses)	(5,152)	(278,430)	(29,802)	140,261	12,622
Net realized and change in
unrealized gains (losses) on investments	5,002	102,787	11,616	122,523	5,914
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,316	$104,403	$10,798	$109,390	$4,976

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT Research Series - Initial Class	MFS® VIT Research Series - Service Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT Utilities Series - Service Class
ASSETS
Investments, at fair value	$249,750	$31,032	$516,231	$49,731	$76,147
Total assets	$249,750	$31,032	$516,231	$49,731	$76,147
NET ASSETS
Accumulation units	$238,146	$31,032	$516,231	$49,731	$76,147
Contracts in payout (annuitization) period	11,604	—	—	—	—
Total net assets	$249,750	$31,032	$516,231	$49,731	$76,147
FUND SHARE INFORMATION
Number of shares	8,191	1,040	43,823	1,318	2,068
Cost of investments	$217,843	$25,298	$546,307	$37,578	$56,915
UNIT VALUE (1)
Lowest	$36.91	$41.75	$20.19	$53.94	$40.01
Highest	$52.72	$63.64	$22.44	$60.91	$58.89

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT Research Series - Initial Class	MFS® VIT Research Series - Service Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT Utilities Series - Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$2,449	$53	$23,487	$1,373	$1,978
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,267)	(486)	(6,027)	(626)	(978)
Administrative expense	(251)	(33)	(524)	(47)	(72)
Net investment income (loss)	(1,069)	(466)	16,936	700	928
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28,046	9,902	42,019	1,311	1,052
Cost of investments sold	23,693	7,374	44,776	1,050	808
Realized gains (losses) on fund shares	4,353	2,528	(2,757)	261	244
Realized gain distributions	60,009	8,192	—	628	986
Net realized gains (losses)	64,362	10,720	(2,757)	889	1,230
Change in unrealized gains (losses)	(35,821)	(6,761)	15,832	4,276	6,660
Net realized and change in
unrealized gains (losses) on investments	28,541	3,959	13,075	5,165	7,890
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,472	$3,493	$30,011	$5,865	$8,818

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT II High Yield Portfolio - Initial Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
ASSETS
Investments, at fair value	$283,235	$12,705,393	$6,774,885	$2,368,535	$8,018,922
Total assets	$283,235	$12,705,393	$6,774,885	$2,368,535	$8,018,922
NET ASSETS
Accumulation units	$283,235	$12,684,890	$6,672,221	$2,364,682	$8,010,171
Contracts in payout (annuitization) period	—	20,503	102,664	3,853	8,751
Total net assets	$283,235	$12,705,393	$6,774,885	$2,368,535	$8,018,922
FUND SHARE INFORMATION
Number of shares	55,645	1,740,465	1,053,637	443,546	456,399
Cost of investments	$305,294	$16,240,557	$8,587,557	$2,934,243	$6,218,488
UNIT VALUE (1)
Lowest	$24.46	$66.32	$38.98	$20.16	$23.77
Highest	$27.19	$94.59	$102.64	$33.52	$43.22

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT II High Yield Portfolio - Initial Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$19,363	$56,386	$29,380	$356,454	$29,094
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,260)	(211,972)	(113,278)	(34,998)	(112,054)
Administrative expense	(282)	(13,294)	(14,246)	(4,614)	(7,194)
Net investment income (loss)	15,821	(168,880)	(98,144)	316,842	(90,154)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	17,521	1,549,908	2,316,219	540,668	887,397
Cost of investments sold	19,124	1,969,356	2,799,329	691,545	799,050
Realized gains (losses) on fund shares	(1,603)	(419,448)	(483,110)	(150,877)	88,347
Realized gain distributions	—	—	—	—	241,609
Net realized gains (losses)	(1,603)	(419,448)	(483,110)	(150,877)	329,956
Change in unrealized gains (losses)	5,809	1,922,531	1,425,273	137,517	1,714,895
Net realized and change in
unrealized gains (losses) on investments	4,206	1,503,083	942,163	(13,360)	2,044,851
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$20,027	$1,334,203	$844,019	$303,482	$1,954,697

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II
ASSETS
Investments, at fair value	$1,956,519	$27,020,164	$9,098,771	$276,670,460	$58,519,727
Total assets	$1,956,519	$27,020,164	$9,098,771	$276,670,460	$58,519,727
NET ASSETS
Accumulation units	$1,954,471	$26,691,246	$9,015,625	$273,375,600	$58,225,704
Contracts in payout (annuitization) period	2,048	328,918	83,146	3,294,860	294,023
Total net assets	$1,956,519	$27,020,164	$9,098,771	$276,670,460	$58,519,727
FUND SHARE INFORMATION
Number of shares	111,865	2,588,138	880,810	10,416,810	2,918,690
Cost of investments	$1,573,051	$25,010,192	$8,402,661	$243,417,289	$54,913,399
UNIT VALUE (1)
Lowest	$38.20	$16.63	$17.75	$24.27	$23.06
Highest	$51.52	$94.82	$27.32	$125.62	$137.34

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$6,459	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(26,479)	(362,957)	(152,098)	(3,597,923)	(946,073)
Administrative expense	(3,456)	(22,443)	(11,570)	(241,407)	(72,716)
Net investment income (loss)	(23,476)	(385,400)	(163,668)	(3,839,330)	(1,018,789)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	378,861	8,644,484	1,819,371	48,948,062	9,288,622
Cost of investments sold	353,516	8,711,467	1,777,162	47,418,854	9,227,565
Realized gains (losses) on fund shares	25,345	(66,983)	42,209	1,529,208	61,057
Realized gain distributions	61,217	931,753	320,223	—	—
Net realized gains (losses)	86,562	864,770	362,432	1,529,208	61,057
Change in unrealized gains (losses)	428,904	3,529,060	1,094,087	79,647,223	16,810,439
Net realized and change in
unrealized gains (losses) on investments	515,466	4,393,830	1,456,519	81,176,431	16,871,496
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$491,990	$4,008,430	$1,292,851	$77,337,101	$15,852,707

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	Neuberger Berman AMT Quality Equity Portfolio - Class I	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
ASSETS
Investments, at fair value	$1,346	$54,674	$256,448	$204,285	$436
Total assets	$1,346	$54,674	$256,448	$204,285	$436
NET ASSETS
Accumulation units	$1,346	$54,674	$255,280	$204,285	$436
Contracts in payout (annuitization) period	—	—	1,168	—	—
Total net assets	$1,346	$54,674	$256,448	$204,285	$436
FUND SHARE INFORMATION
Number of shares	46	1,279	39,945	17,888	43
Cost of investments	$1,350	$35,386	$366,233	$221,023	$453
UNIT VALUE (1)
Lowest	$33.83	$21.53	$6.52	$15.94	$19.66
Highest	$71.34	$22.17	$8.45	$20.66	$19.66

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	Neuberger Berman AMT Quality Equity Portfolio - Class I	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$8,113	$16,384	$15
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(20)	(758)	(4,496)	(3,390)	(7)
Administrative expense	(1)	(51)	(574)	(455)	—
Net investment income (loss)	(21)	(809)	3,043	12,539	8
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21	816	165,248	126,388	418
Cost of investments sold	20	532	245,908	142,066	440
Realized gains (losses) on fund shares	1	284	(80,660)	(15,678)	(22)
Realized gain distributions	176	3,085	—	—	—
Net realized gains (losses)	177	3,369	(80,660)	(15,678)	(22)
Change in unrealized gains (losses)	(107)	3,276	119,958	32,033	20
Net realized and change in
unrealized gains (losses) on investments	70	6,645	39,298	16,355	(2)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$49	$5,836	$42,341	$28,894	$6

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT Core Equity Fund - Class IB	Putnam VT Diversified Income Fund - Class IB
ASSETS
Investments, at fair value	$1,349,971	$3,744,015	$410	$42,143,173	$7,798,834
Total assets	$1,349,971	$3,744,015	$410	$42,143,173	$7,798,834
NET ASSETS
Accumulation units	$1,349,971	$3,660,413	$410	$41,894,880	$7,793,304
Contracts in payout (annuitization) period	—	83,602	—	248,293	5,530
Total net assets	$1,349,971	$3,744,015	$410	$42,143,173	$7,798,834
FUND SHARE INFORMATION
Number of shares	112,404	396,192	43	1,785,728	1,655,803
Cost of investments	$1,407,822	$4,126,094	$461	$29,323,178	$9,866,260
UNIT VALUE (1)
Lowest	$11.99	$12.65	$18.37	$30.54	$15.77
Highest	$15.55	$16.39	$18.37	$84.92	$25.21

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT Core Equity Fund - Class IB	Putnam VT Diversified Income Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$53,069	$151,866	$16	$174,112	$493,719
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(24,283)	(55,722)	(6)	(564,815)	(112,381)
Administrative expense	(3,121)	(7,222)	—	(7,039)	(48)
Net investment income (loss)	25,665	88,922	10	(397,742)	381,290
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,508,118	795,479	7	6,878,245	1,312,471
Cost of investments sold	1,558,303	902,727	7	5,240,532	1,706,425
Realized gains (losses) on fund shares	(50,185)	(107,248)	—	1,637,713	(393,954)
Realized gain distributions	—	—	—	3,649,013	—
Net realized gains (losses)	(50,185)	(107,248)	—	5,286,726	(393,954)
Change in unrealized gains (losses)	122,827	276,376	18	857,729	563,206
Net realized and change in
unrealized gains (losses) on investments	72,642	169,128	18	6,144,455	169,252
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$98,307	$258,050	$28	$5,746,713	$550,542

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB	Putnam VT Global Health Care Fund - Class IB
ASSETS
Investments, at fair value	$5,810,174	$13,697,097	$33,192,972	$11,656,532	$14,493,758
Total assets	$5,810,174	$13,697,097	$33,192,972	$11,656,532	$14,493,758
NET ASSETS
Accumulation units	$5,809,781	$13,634,036	$32,940,999	$11,655,945	$14,429,747
Contracts in payout (annuitization) period	393	63,061	251,973	587	64,011
Total net assets	$5,810,174	$13,697,097	$33,192,972	$11,656,532	$14,493,758
FUND SHARE INFORMATION
Number of shares	226,960	717,877	1,953,677	586,345	862,210
Cost of investments	$3,861,968	$11,112,383	$22,358,300	$9,555,671	$12,500,637
UNIT VALUE (1)
Lowest	$10.61	$14.04	$26.08	$25.82	$37.32
Highest	$25.59	$36.02	$38.50	$44.11	$63.24

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB	Putnam VT Global Health Care Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$37,817	$422,095	$502,019	$257,619	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(75,436)	(177,110)	(489,535)	(169,361)	(196,955)
Administrative expense	—	(810)	(19,541)	(5,941)	(3,286)
Net investment income (loss)	(37,619)	244,175	(7,057)	82,317	(200,241)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,145,477	2,155,986	8,932,204	2,325,779	2,889,455
Cost of investments sold	900,806	2,026,124	6,571,282	2,021,328	2,666,033
Realized gains (losses) on fund shares	244,671	129,862	2,360,922	304,451	223,422
Realized gain distributions	—	—	1,304,373	1,389,562	1,010,301
Net realized gains (losses)	244,671	129,862	3,665,295	1,694,013	1,233,723
Change in unrealized gains (losses)	1,311,785	3,414,020	296,555	(381,184)	775,743
Net realized and change in
unrealized gains (losses) on investments	1,556,456	3,543,882	3,961,850	1,312,829	2,009,466
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,518,837	$3,788,057	$3,954,793	$1,395,146	$1,809,225

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB	Putnam VT International Value Fund - Class IB
ASSETS
Investments, at fair value	$28,345,490	$9,531,269	$21,305,765	$38,182,581	$6,287,575
Total assets	$28,345,490	$9,531,269	$21,305,765	$38,182,581	$6,287,575
NET ASSETS
Accumulation units	$28,173,702	$9,470,965	$21,055,046	$37,758,551	$6,275,793
Contracts in payout (annuitization) period	171,788	60,304	250,719	424,030	11,782
Total net assets	$28,345,490	$9,531,269	$21,305,765	$38,182,581	$6,287,575
FUND SHARE INFORMATION
Number of shares	28,345,490	1,660,500	2,601,437	1,927,440	396,442
Cost of investments	$28,345,490	$10,105,238	$26,745,664	$28,066,799	$4,519,230
UNIT VALUE (1)
Lowest	$7.37	$21.69	$12.28	$15.92	$19.92
Highest	$12.54	$35.25	$22.72	$37.11	$32.82

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB	Putnam VT International Value Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$1,080,751	$641,266	$1,081,361	$4,179	$80,512
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(421,367)	(140,518)	(312,989)	(539,865)	(86,681)
Administrative expense	(49,778)	(8,872)	(19,389)	(27,649)	—
Net investment income (loss)	609,606	491,876	748,983	(563,335)	(6,169)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,527,172	2,158,419	3,963,117	7,891,958	1,292,416
Cost of investments sold	9,527,172	2,372,062	5,110,225	6,550,241	1,056,784
Realized gains (losses) on fund shares	—	(213,643)	(1,147,108)	1,341,717	235,632
Realized gain distributions	—	—	—	2,300,339	56,451
Net realized gains (losses)	—	(213,643)	(1,147,108)	3,642,056	292,083
Change in unrealized gains (losses)	—	390,891	1,610,555	7,989,487	1,440,619
Net realized and change in
unrealized gains (losses) on investments	—	177,248	463,447	11,631,543	1,732,702
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$609,606	$669,124	$1,212,430	$11,068,208	$1,726,533

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB
ASSETS
Investments, at fair value	$110,823,040	$138,657,025	$4,359,475	$20,152,229	$2,937,647
Total assets	$110,823,040	$138,657,025	$4,359,475	$20,152,229	$2,937,647
NET ASSETS
Accumulation units	$110,158,754	$137,608,442	$4,229,115	$19,996,149	$2,937,647
Contracts in payout (annuitization) period	664,286	1,048,583	130,360	156,080	—
Total net assets	$110,823,040	$138,657,025	$4,359,475	$20,152,229	$2,937,647
FUND SHARE INFORMATION
Number of shares	6,303,927	3,885,039	703,141	425,512	136,318
Cost of investments	$64,945,520	$91,565,018	$5,971,950	$8,963,110	$2,332,910
UNIT VALUE (1)
Lowest	$28.26	$23.91	$9.05	$37.74	$50.12
Highest	$96.42	$88.77	$21.05	$84.86	$75.86

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,925,504	$410,745	$112,210	$11,026
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,567,120)	(1,880,513)	(67,321)	(269,230)	(41,021)
Administrative expense	(47,266)	(53,016)	—	(2,697)	—
Net investment income (loss)	(1,614,386)	(8,025)	343,424	(159,717)	(29,995)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	18,594,201	21,780,794	1,224,130	2,811,024	385,901
Cost of investments sold	11,531,669	15,562,901	1,734,675	1,371,313	313,470
Realized gains (losses) on fund shares	7,062,532	6,217,893	(510,545)	1,439,711	72,431
Realized gain distributions	10,328,853	9,210,656	—	1,200,869	191,517
Net realized gains (losses)	17,391,385	15,428,549	(510,545)	2,640,580	263,948
Change in unrealized gains (losses)	(2,776,646)	7,548,405	517,059	414,044	(27,273)
Net realized and change in
unrealized gains (losses) on investments	14,614,739	22,976,954	6,514	3,054,624	236,675
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$13,000,353	$22,968,929	$349,938	$2,894,907	$206,680

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2
ASSETS
Investments, at fair value	$18,994,761	$3,782,777	$68,936,348	$3,951,980	$17,988,578
Total assets	$18,994,761	$3,782,777	$68,936,348	$3,951,980	$17,988,578
NET ASSETS
Accumulation units	$18,965,132	$3,782,083	$68,643,505	$3,947,144	$17,921,659
Contracts in payout (annuitization) period	29,629	694	292,843	4,836	66,919
Total net assets	$18,994,761	$3,782,777	$68,936,348	$3,951,980	$17,988,578
FUND SHARE INFORMATION
Number of shares	1,757,147	257,157	1,488,906	327,151	1,109,037
Cost of investments	$20,378,775	$3,985,959	$47,467,016	$2,978,135	$15,477,483
UNIT VALUE (1)
Lowest	$33.78	$45.05	$23.37	$35.70	$17.06
Highest	$81.02	$66.96	$92.71	$59.99	$31.49

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$132,988	$4,053	$452,919	$20,013	$409,438
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(286,388)	(56,337)	(939,086)	(54,192)	(257,261)
Administrative expense	(6,601)	—	(9,577)	(6,986)	(28,601)
Net investment income (loss)	(160,001)	(52,284)	(495,744)	(41,165)	123,576
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,986,276	887,160	9,765,162	1,029,941	3,964,519
Cost of investments sold	3,306,041	971,729	7,056,687	933,836	3,680,172
Realized gains (losses) on fund shares	(319,765)	(84,569)	2,708,475	96,105	284,347
Realized gain distributions	1,819,837	597,529	7,967,966	62,457	1,143,239
Net realized gains (losses)	1,500,072	512,960	10,676,441	158,562	1,427,586
Change in unrealized gains (losses)	(678,686)	(454,846)	(4,374,928)	1,230,003	2,629,975
Net realized and change in
unrealized gains (losses) on investments	821,386	58,114	6,301,513	1,388,565	4,057,561
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$661,385	$5,830	$5,805,769	$1,347,400	$4,181,137

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
As of December 31, 2025

	Templeton Global Bond VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2
ASSETS
Investments, at fair value	$290,884	$183,436
Total assets	$290,884	$183,436
NET ASSETS
Accumulation units	$206,906	$183,313
Contracts in payout (annuitization) period	83,978	123
Total net assets	$290,884	$183,436
FUND SHARE INFORMATION
Number of shares	22,087	12,964
Cost of investments	$333,418	$154,541
UNIT VALUE (1)
Lowest	$15.67	$22.55
Highest	$28.95	$36.66

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Templeton Global Bond VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$2,071
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(5,380)	(2,997)
Administrative expense	(554)	(224)
Net investment income (loss)	(5,934)	(1,150)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	215,181	160,320
Cost of investments sold	257,931	145,037
Realized gains (losses) on fund shares	(42,750)	15,283
Realized gain distributions	—	17,781
Net realized gains (losses)	(42,750)	33,064
Change in unrealized gains (losses)	104,579	14,376
Net realized and change in
unrealized gains (losses) on investments	61,829	47,440
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$55,895	$46,290

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Aggressive Asset Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(51,053)	$13,498	$(482,936)	$(243,074)	$(32,499)
Net realized gains (losses)	482,421	205,043	4,930,949	3,177,199	107,846
Change in unrealized gains (losses)	(410,936)	839,285	(1,435,335)	(549,957)	160,653
Increase (decrease) in net assets from operations	20,432	1,057,826	3,012,678	2,384,168	236,000
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	144	—	—
Transfers for contract benefits and terminations	(625,838)	(562,348)	(5,156,617)	(2,928,670)	(121,165)
Contract maintenance charge	(12,264)	(5,961)	(21,185)	(15,147)	(6,154)
Transfers among the sub-accounts and with the
Fixed Account - net	(90,727)	(391,381)	(771,429)	(279,056)	(81,134)
Increase (decrease) in net assets from contract
transactions	(728,829)	(959,690)	(5,949,087)	(3,222,873)	(208,453)
INCREASE (DECREASE) IN NET ASSETS	(708,397)	98,136	(2,936,409)	(838,705)	27,547
NET ASSETS AT BEGINNING OF PERIOD	4,858,662	3,130,688	30,778,124	30,366,920	1,962,197
NET ASSETS AT END OF PERIOD	$4,150,265	$3,228,824	$27,841,715	$29,528,215	$1,989,744

UNITS OUTSTANDING
Units outstanding at beginning of period	92,068	277,076	705,191	822,643	86,822
Units issued	2,297	4,882	28,048	30,752	6,795
Units redeemed	(16,364)	(77,257)	(154,121)	(113,645)	(16,484)
Units outstanding at end of period	78,001	204,701	579,118	739,750	77,133

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Bond Portfolio 2030
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92,596)	$(2,858)	$(1,729)	$(802)	$(375)
Net realized gains (losses)	671,878	10,117	17,734	53	518
Change in unrealized gains (losses)	199,303	(2,893)	(11,654)	3,072	1,424
Increase (decrease) in net assets from operations	778,585	4,366	4,351	2,323	1,567
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,012,994)	(95,604)	(92,053)	—	—
Contract maintenance charge	(20,959)	(63)	(93)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(152,852)	(165,598)	180,909	1	(191)
Increase (decrease) in net assets from contract
transactions	(2,186,805)	(261,265)	88,763	(34)	(226)
INCREASE (DECREASE) IN NET ASSETS	(1,408,220)	(256,899)	93,114	2,289	1,341
NET ASSETS AT BEGINNING OF PERIOD	6,895,512	256,899	169,736	52,607	16,132
NET ASSETS AT END OF PERIOD	$5,487,292	$—	$262,850	$54,896	$17,473

UNITS OUTSTANDING
Units outstanding at beginning of period	322,002	21,378	16,243	5,223	1,594
Units issued	8,685	34,327	43,813	—	2,858
Units redeemed	(101,673)	(55,705)	(34,833)	(4)	(2,830)
Units outstanding at end of period	229,014	—	25,223	5,219	1,622
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Bond Portfolio 2031	AST Bond Portfolio 2032	AST Bond Portfolio 2034	AST Bond Portfolio 2035	AST Bond Portfolio 2036
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,205)	$(349)	$(34)	$(1,432)	$(36)
Net realized gains (losses)	(168)	(40)	129	(9,559)	28
Change in unrealized gains (losses)	12,096	1,996	—	—	17
Increase (decrease) in net assets from operations	9,723	1,607	95	(10,991)	9
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(13,625)	—
Contract maintenance charge	—	(35)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	(95)	24,616	23,362
Increase (decrease) in net assets from contract
transactions	(1)	(36)	(95)	10,991	23,362
INCREASE (DECREASE) IN NET ASSETS	9,722	1,571	—	—	23,371
NET ASSETS AT BEGINNING OF PERIOD	142,388	22,565	—	—	—
NET ASSETS AT END OF PERIOD	$152,110	$24,136	$—	$—	$23,371

UNITS OUTSTANDING
Units outstanding at beginning of period	16,586	3,032	—	—	—
Units issued	(1)	—	1,237	76,108	2,617
Units redeemed	—	(4)	(1,237)	(76,108)	(413)
Units outstanding at end of period	16,585	3,028	—	—	2,204
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Cohen & Steers Realty Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST Global Bond Portfolio	AST Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1)	$(1,883)	$(1)	$(10)	$7,116
Net realized gains (losses)	674	213	18	(266)	—
Change in unrealized gains (losses)	(655)	10,625	(62)	300	—
Increase (decrease) in net assets from operations	18	8,955	(45)	24	7,116
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(86)	(3,386)	—	—	(2,056,046)
Contract maintenance charge	(2)	(43)	—	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,245)	40,281	(3,056)	(6,119)	2,039,590
Increase (decrease) in net assets from contract
transactions	(1,333)	36,852	(3,056)	(6,119)	(16,460)
INCREASE (DECREASE) IN NET ASSETS	(1,315)	45,807	(3,101)	(6,095)	(9,344)
NET ASSETS AT BEGINNING OF PERIOD	1,315	119,207	3,101	6,095	206,724
NET ASSETS AT END OF PERIOD	$—	$165,014	$—	$—	$197,380

UNITS OUTSTANDING
Units outstanding at beginning of period	56	8,960	357	681	24,036
Units issued	—	2,993	—	—	226,380
Units redeemed	(56)	(241)	(357)	(681)	(227,733)
Units outstanding at end of period	—	11,712	—	—	22,683
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST High Yield Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39)	$(3,023)	$(30,295)	$(22,680)	$(1,274)
Net realized gains (losses)	13,821	1,154	51,717	69,765	1,687
Change in unrealized gains (losses)	(13,321)	49,921	116,736	72,697	9,965
Increase (decrease) in net assets from operations	461	48,052	138,158	119,782	10,378
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(67)	(303)	(293,163)	(194,214)	(2,131)
Contract maintenance charge	(5)	(37)	(22,761)	(7,115)	(91)
Transfers among the sub-accounts and with the
Fixed Account - net	(34,059)	3,054	3,903	4,068	(394)
Increase (decrease) in net assets from contract
transactions	(34,131)	2,714	(312,021)	(197,261)	(2,616)
INCREASE (DECREASE) IN NET ASSETS	(33,670)	50,766	(173,863)	(77,479)	7,762
NET ASSETS AT BEGINNING OF PERIOD	33,670	153,831	2,066,804	1,492,856	97,907
NET ASSETS AT END OF PERIOD	$—	$204,597	$1,892,941	$1,415,377	$105,669

UNITS OUTSTANDING
Units outstanding at beginning of period	1,678	10,076	118,853	95,645	4,687
Units issued	5	201	12,225	1,672	150
Units redeemed	(1,683)	(22)	(29,474)	(14,149)	(292)
Units outstanding at end of period	—	10,255	101,604	83,168	4,545
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Large-Cap Equity Portfolio	AST Large-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST MFS Global Equity Portfolio	AST Multi-Asset Diversified Plus Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(571)	$(4,050)	$(3,036)	$(13)	$(13,926)
Net realized gains (losses)	481	3,153	660	13,425	37,568
Change in unrealized gains (losses)	6,502	41,378	29,112	(12,816)	64,276
Increase (decrease) in net assets from operations	6,412	40,481	26,736	596	87,918
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,218)	32,268	(1,304)	(74)	(101,704)
Contract maintenance charge	(14)	(40)	(36)	(1)	(3,776)
Transfers among the sub-accounts and with the
Fixed Account - net	21,656	588	—	(20,396)	5,323
Increase (decrease) in net assets from contract
transactions	19,424	32,816	(1,340)	(20,471)	(100,157)
INCREASE (DECREASE) IN NET ASSETS	25,836	73,297	25,396	(19,875)	(12,239)
NET ASSETS AT BEGINNING OF PERIOD	32,884	232,551	188,230	19,875	814,089
NET ASSETS AT END OF PERIOD	$58,720	$305,848	$213,626	$—	$801,850

UNITS OUTSTANDING
Units outstanding at beginning of period	1,782	3,719	7,820	727	59,404
Units issued	1,419	550	—	—	1,920
Units redeemed	(160)	(77)	(49)	(727)	(8,651)
Units outstanding at end of period	3,041	4,192	7,771	—	52,673
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,988)	$(60,656)	$(38,935)	$(581)	$(1,449)
Net realized gains (losses)	201,394	1,237,672	130,308	119	25,869
Change in unrealized gains (losses)	(70,850)	(724,764)	139,289	3,623	33,040
Increase (decrease) in net assets from operations	116,556	452,252	230,662	3,161	57,460
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(386,011)	(809,505)	(315,886)	(750)	(5,172)
Contract maintenance charge	(3,469)	(21,802)	(10,016)	(22)	(122)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,886)	(2,345,529)	489,191	—	(1)
Increase (decrease) in net assets from contract
transactions	(393,366)	(3,176,836)	163,289	(772)	(5,295)
INCREASE (DECREASE) IN NET ASSETS	(276,810)	(2,724,584)	393,951	2,389	52,165
NET ASSETS AT BEGINNING OF PERIOD	1,064,387	5,868,653	2,473,581	52,032	362,151
NET ASSETS AT END OF PERIOD	$787,577	$3,144,069	$2,867,532	$54,421	$414,316

UNITS OUTSTANDING
Units outstanding at beginning of period	48,382	314,090	146,711	1,369	6,566
Units issued	220	11,888	25,016	—	—
Units redeemed	(17,604)	(176,825)	(19,604)	(21)	(71)
Units outstanding at end of period	30,998	149,153	152,123	1,348	6,495
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	BNY Mellon VIF, Government Money Market Portfolio	BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	DWS Capital Growth VIP - Class A	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,691	$(534)	$(8,128)	$552	$2,897
Net realized gains (losses)	—	5,231	249,239	86,221	123
Change in unrealized gains (losses)	—	2,912	(105,727)	7,252	48,096
Increase (decrease) in net assets from operations	5,691	7,609	135,384	94,025	51,116
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(340,807)	(3,208)	(223,078)	(33,581)	—
Contract maintenance charge	(92)	(17)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	300,449	(274)	(37,733)	(5,399)	(10,633)
Increase (decrease) in net assets from contract
transactions	(40,450)	(3,499)	(260,811)	(38,980)	(10,633)
INCREASE (DECREASE) IN NET ASSETS	(34,759)	4,110	(125,427)	55,045	40,483
NET ASSETS AT BEGINNING OF PERIOD	231,696	53,012	1,352,089	643,365	120,596
NET ASSETS AT END OF PERIOD	$196,937	$57,122	$1,226,662	$698,410	$161,079

UNITS OUTSTANDING
Units outstanding at beginning of period	22,304	1,113	17,870	11,838	7,645
Units issued	30,886	—	1,342	2,178	290
Units redeemed	(34,449)	(80)	(4,704)	(2,937)	(850)
Units outstanding at end of period	18,741	1,033	14,508	11,079	7,085
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Government Money Market VIP - Class A	DWS Small Mid Cap Growth VIP - Class A	Federated Hermes Government Money Fund II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,367	$2,003	$5,959	$(1,801)	$29,815
Net realized gains (losses)	43,319	17,011	—	16,386	—
Change in unrealized gains (losses)	(11,855)	56,533	—	3,906	—
Increase (decrease) in net assets from operations	45,831	75,547	5,959	18,491	29,815
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60
Transfers for contract benefits and terminations	(90,416)	(25,781)	(43,786)	(13,838)	(253,707)
Contract maintenance charge	—	—	—	—	(1,223)
Transfers among the sub-accounts and with the
Fixed Account - net	(116,968)	(10,120)	(244,531)	5,008	6,840
Increase (decrease) in net assets from contract
transactions	(207,384)	(35,901)	(288,317)	(8,830)	(248,030)
INCREASE (DECREASE) IN NET ASSETS	(161,553)	39,646	(282,358)	9,661	(218,215)
NET ASSETS AT BEGINNING OF PERIOD	442,387	413,437	458,402	254,464	1,374,255
NET ASSETS AT END OF PERIOD	$280,834	$453,083	$176,044	$264,125	$1,156,040

UNITS OUTSTANDING
Units outstanding at beginning of period	17,565	8,172	41,354	7,926	118,762
Units issued	3,441	609	8,770	193	1,583
Units redeemed	(11,314)	(1,298)	(34,747)	(450)	(21,964)
Units outstanding at end of period	9,692	7,483	15,377	7,669	98,381
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,882)	$(388,391)	$1,505	$(885)	$21,857
Net realized gains (losses)	970,278	5,632,211	22,917	50,468	23,619
Change in unrealized gains (losses)	(247,586)	(1,031,122)	36,951	17,614	104,338
Increase (decrease) in net assets from operations	678,810	4,212,698	61,373	67,197	149,814
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	6,237	180	—	—
Transfers for contract benefits and terminations	(893,113)	(3,278,292)	(256)	(26,418)	(147,991)
Contract maintenance charge	(1,818)	(57,539)	(58)	(88)	(4,113)
Transfers among the sub-accounts and with the
Fixed Account - net	47,376	(605,947)	(113)	(98,647)	8,506
Increase (decrease) in net assets from contract
transactions	(847,555)	(3,935,541)	(247)	(125,153)	(143,598)
INCREASE (DECREASE) IN NET ASSETS	(168,745)	277,157	61,126	(57,956)	6,216
NET ASSETS AT BEGINNING OF PERIOD	3,984,974	24,247,356	354,826	436,325	1,877,596
NET ASSETS AT END OF PERIOD	$3,816,229	$24,524,513	$415,952	$378,369	$1,883,812

UNITS OUTSTANDING
Units outstanding at beginning of period	50,233	465,882	8,530	13,124	109,575
Units issued	1,144	15,752	5	62	1,654
Units redeemed	(12,033)	(86,652)	(12)	(3,509)	(9,539)
Units outstanding at end of period	39,344	394,982	8,523	9,677	101,690

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,081	$2,417	$1,877	$1,469,404	$1,494,948
Net realized gains (losses)	83,882	31,154	7,436	—	—
Change in unrealized gains (losses)	54,291	43,868	6,708	—	—
Increase (decrease) in net assets from operations	148,254	77,439	16,021	1,469,404	1,494,948
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,592	3,780
Transfers for contract benefits and terminations	(56,427)	(53,504)	(266,662)	(11,020,636)	(10,016,870)
Contract maintenance charge	(5,472)	(1,663)	(634)	(18,767)	(75,153)
Transfers among the sub-accounts and with the
Fixed Account - net	(107,452)	(603)	6,233	3,223,735	793,537
Increase (decrease) in net assets from contract
transactions	(169,351)	(55,770)	(261,063)	(7,813,076)	(9,294,706)
INCREASE (DECREASE) IN NET ASSETS	(21,097)	21,669	(245,042)	(6,343,672)	(7,799,758)
NET ASSETS AT BEGINNING OF PERIOD	1,392,726	633,066	377,899	58,947,475	74,853,280
NET ASSETS AT END OF PERIOD	$1,371,629	$654,735	$132,857	$52,603,803	$67,053,522

UNITS OUTSTANDING
Units outstanding at beginning of period	70,240	28,407	26,955	5,675,628	7,787,198
Units issued	222	2	1,136	577,118	1,228,221
Units redeemed	(7,986)	(2,432)	(19,646)	(1,324,041)	(2,166,623)
Units outstanding at end of period	62,476	25,977	8,445	4,928,705	6,848,796
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth & Income Portfolio - Service Class 2	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,391)	$(37,606)	$(37,958)	$(2,308)	$5,424
Net realized gains (losses)	574,981	136,903	552,512	31,408	(2,360)
Change in unrealized gains (losses)	2,603	360,473	(66,434)	(18,269)	7,477
Increase (decrease) in net assets from operations	563,193	459,770	448,120	10,831	10,541
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	10,072	—	—
Transfers for contract benefits and terminations	(462,018)	(194,887)	(296,181)	(60,042)	(30,625)
Contract maintenance charge	(8,322)	(4,446)	(1,672)	(12)	(110)
Transfers among the sub-accounts and with the
Fixed Account - net	2,512	54,415	(269)	133	(355)
Increase (decrease) in net assets from contract
transactions	(467,828)	(144,918)	(288,050)	(59,921)	(31,090)
INCREASE (DECREASE) IN NET ASSETS	95,365	314,852	160,070	(49,090)	(20,549)
NET ASSETS AT BEGINNING OF PERIOD	3,191,021	2,438,656	3,525,055	183,561	132,322
NET ASSETS AT END OF PERIOD	$3,286,386	$2,753,508	$3,685,125	$134,471	$111,773

UNITS OUTSTANDING
Units outstanding at beginning of period	74,527	30,191	56,053	3,294	6,469
Units issued	4,897	1,171	777	—	126
Units redeemed	(15,159)	(2,939)	(4,875)	(1,182)	(1,658)
Units outstanding at end of period	64,265	28,423	51,955	2,112	4,937
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$44,162	$(6,875)	$(30,282)	$8,458	$7
Net realized gains (losses)	(12,989)	299,025	343,451	(3,403)	(68)
Change in unrealized gains (losses)	42,245	180,211	284,184	16,752	78
Increase (decrease) in net assets from operations	73,418	472,361	597,353	21,807	17
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	12,432	—	150	—
Transfers for contract benefits and terminations	(108,587)	(328,428)	(445,991)	(26,544)	(402)
Contract maintenance charge	(1,369)	(1,164)	(7,706)	(188)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	47,562	2,196	147,133	1,382	—
Increase (decrease) in net assets from contract
transactions	(62,394)	(314,964)	(306,564)	(25,200)	(404)
INCREASE (DECREASE) IN NET ASSETS	11,024	157,397	290,789	(3,393)	(387)
NET ASSETS AT BEGINNING OF PERIOD	911,903	3,036,357	3,974,799	373,153	752
NET ASSETS AT END OF PERIOD	$922,927	$3,193,754	$4,265,588	$369,760	$365

UNITS OUTSTANDING
Units outstanding at beginning of period	46,244	63,796	89,207	18,054	49
Units issued	3,298	1,403	3,999	255	—
Units redeemed	(6,119)	(7,430)	(10,346)	(1,430)	(26)
Units outstanding at end of period	43,423	57,769	82,860	16,879	23
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,895)	$929	$—	$(15,069)	$61,458
Net realized gains (losses)	630,913	45,542	61	25,302	750,980
Change in unrealized gains (losses)	(87,109)	18,450	(58)	127,193	800,840
Increase (decrease) in net assets from operations	470,909	64,921	3	137,426	1,613,278
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,800	—	—	325
Transfers for contract benefits and terminations	(656,117)	(30,698)	(260)	(71,165)	(968,461)
Contract maintenance charge	(12,592)	(186)	(1)	(2,475)	(30,284)
Transfers among the sub-accounts and with the
Fixed Account - net	144,905	(4,517)	(1)	(137,223)	(198,427)
Increase (decrease) in net assets from contract
transactions	(523,804)	(31,601)	(262)	(210,863)	(1,196,847)
INCREASE (DECREASE) IN NET ASSETS	(52,895)	33,320	(259)	(73,437)	416,431
NET ASSETS AT BEGINNING OF PERIOD	5,402,238	347,466	259	943,151	11,375,637
NET ASSETS AT END OF PERIOD	$5,349,343	$380,786	$—	$869,714	$11,792,068

UNITS OUTSTANDING
Units outstanding at beginning of period	149,167	16,395	9	19,412	245,364
Units issued	8,847	238	—	1,981	6,537
Units redeemed	(23,738)	(1,497)	(9)	(6,004)	(30,887)
Units outstanding at end of period	134,276	15,136	—	15,389	221,014
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Franklin Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,245,073	$(134,141)	$7,724	$75,850	$(58,356)
Net realized gains (losses)	115,449	1,782,345	470,588	2,144,393	715,973
Change in unrealized gains (losses)	2,263,191	(1,177,488)	352,939	(204,309)	(114,543)
Increase (decrease) in net assets from operations	3,623,713	470,716	831,251	2,015,934	543,074
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,804	—	9,975	7,505
Transfers for contract benefits and terminations	(6,631,480)	(1,703,364)	(495,031)	(2,571,097)	(2,013,078)
Contract maintenance charge	(39,920)	(11,782)	(10,257)	(35,741)	(20,383)
Transfers among the sub-accounts and with the
Fixed Account - net	338,933	211,114	(169,328)	(426,965)	(83,304)
Increase (decrease) in net assets from contract
transactions	(6,332,467)	(1,498,228)	(674,616)	(3,023,828)	(2,109,260)
INCREASE (DECREASE) IN NET ASSETS	(2,708,754)	(1,027,512)	156,635	(1,007,894)	(1,566,186)
NET ASSETS AT BEGINNING OF PERIOD	38,378,702	9,358,058	4,197,589	22,648,664	12,444,094
NET ASSETS AT END OF PERIOD	$35,669,948	$8,330,546	$4,354,224	$21,640,770	$10,877,908

UNITS OUTSTANDING
Units outstanding at beginning of period	1,531,050	203,727	167,631	759,448	237,557
Units issued	67,296	16,617	6,843	27,929	7,114
Units redeemed	(312,914)	(48,616)	(30,359)	(124,924)	(52,661)
Units outstanding at end of period	1,285,432	171,728	144,115	662,453	192,010
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,864)	$46,575	$(7,965)	$(4,328)	$(19,910)
Net realized gains (losses)	41,845	(96,198)	111,928	137,106	197,743
Change in unrealized gains (losses)	(19,271)	207,441	(18,183)	(46,941)	80,205
Increase (decrease) in net assets from operations	9,710	157,818	85,780	85,837	258,038
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(32,368)	(773,388)	(158,935)	(209,906)	(483,026)
Contract maintenance charge	(2,538)	(12,879)	(1,198)	(2,295)	(2,433)
Transfers among the sub-accounts and with the
Fixed Account - net	15,642	498,308	(36,787)	(828)	57,290
Increase (decrease) in net assets from contract
transactions	(19,264)	(287,959)	(196,920)	(213,029)	(428,169)
INCREASE (DECREASE) IN NET ASSETS	(9,554)	(130,141)	(111,140)	(127,192)	(170,131)
NET ASSETS AT BEGINNING OF PERIOD	801,606	3,306,379	1,107,972	1,295,933	2,159,502
NET ASSETS AT END OF PERIOD	$792,052	$3,176,238	$996,832	$1,168,741	$1,989,371

UNITS OUTSTANDING
Units outstanding at beginning of period	12,758	302,014	38,443	33,981	65,119
Units issued	486	56,673	2,094	41	4,696
Units redeemed	(724)	(80,820)	(8,724)	(5,769)	(17,619)
Units outstanding at end of period	12,520	277,867	31,813	28,253	52,196
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Goldman Sachs VIT Strategic Growth Fund - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(135)	$(16,636)	$(1,205,967)	$(312,758)	$(378,730)
Net realized gains (losses)	1,468	314,725	12,394,020	2,768,916	5,673,089
Change in unrealized gains (losses)	12	(93,695)	(3,300,144)	(821,361)	388,209
Increase (decrease) in net assets from operations	1,345	204,394	7,887,909	1,634,797	5,682,568
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	15,325	150	2,593
Transfers for contract benefits and terminations	—	(404,987)	(9,355,863)	(1,937,907)	(3,163,159)
Contract maintenance charge	(16)	(2,286)	(24,166)	(19,960)	(14,098)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(33,413)	(1,138,409)	(63,529)	(551,739)
Increase (decrease) in net assets from contract
transactions	(16)	(440,686)	(10,503,113)	(2,021,246)	(3,726,403)
INCREASE (DECREASE) IN NET ASSETS	1,329	(236,292)	(2,615,204)	(386,449)	1,956,165
NET ASSETS AT BEGINNING OF PERIOD	8,363	1,777,849	85,053,162	17,991,178	32,328,980
NET ASSETS AT END OF PERIOD	$9,692	$1,541,557	$82,437,958	$17,604,729	$34,285,145

UNITS OUTSTANDING
Units outstanding at beginning of period	134	38,374	1,756,577	383,978	952,998
Units issued	—	2,089	41,021	9,832	18,326
Units redeemed	—	(11,326)	(251,673)	(49,297)	(124,848)
Units outstanding at end of period	134	29,137	1,545,925	344,513	846,476
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. American Value Fund - Series II	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Core Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(181,619)	$30,154	$(155,669)	$(400,550)	$(10,224)
Net realized gains (losses)	2,260,833	2,815,729	7,205,462	5,253,225	62,213
Change in unrealized gains (losses)	41,538	(211,338)	(408,701)	2,191,336	38,661
Increase (decrease) in net assets from operations	2,120,752	2,634,545	6,641,092	7,044,011	90,650
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,295	120	1,764	393	—
Transfers for contract benefits and terminations	(1,395,433)	(2,987,799)	(6,093,222)	(5,996,640)	(32,040)
Contract maintenance charge	(28,653)	(4,684)	(54,494)	(16,619)	(851)
Transfers among the sub-accounts and with the
Fixed Account - net	(295,723)	(123,018)	(1,035,419)	(210,831)	(2,136)
Increase (decrease) in net assets from contract
transactions	(1,718,514)	(3,115,381)	(7,181,371)	(6,223,697)	(35,027)
INCREASE (DECREASE) IN NET ASSETS	402,238	(480,836)	(540,279)	820,314	55,623
NET ASSETS AT BEGINNING OF PERIOD	12,324,382	18,780,480	48,022,073	51,953,992	695,252
NET ASSETS AT END OF PERIOD	$12,726,620	$18,299,644	$47,481,794	$52,774,306	$750,875

UNITS OUTSTANDING
Units outstanding at beginning of period	222,316	419,214	1,145,787	1,196,468	21,862
Units issued	7,637	26,765	17,156	33,989	95
Units redeemed	(35,761)	(93,361)	(180,182)	(164,139)	(1,188)
Units outstanding at end of period	194,192	352,618	982,761	1,066,318	20,769
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$97,312	$101,800	$(50,336)	$(209,536)	$(69,801)
Net realized gains (losses)	(100,460)	(5,531)	542,542	2,262,093	458,178
Change in unrealized gains (losses)	198,735	104,318	(94,241)	(703,211)	(239,055)
Increase (decrease) in net assets from operations	195,587	200,587	397,965	1,349,346	149,322
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	750	2,590	5,040	1,315	180
Transfers for contract benefits and terminations	(417,988)	(716,382)	(220,606)	(1,523,961)	(425,195)
Contract maintenance charge	(998)	(9,443)	(1,268)	(26,383)	(1,161)
Transfers among the sub-accounts and with the
Fixed Account - net	140,010	348,720	4,439	(204,072)	(128,812)
Increase (decrease) in net assets from contract
transactions	(278,226)	(374,515)	(212,395)	(1,753,101)	(554,988)
INCREASE (DECREASE) IN NET ASSETS	(82,639)	(173,928)	185,570	(403,755)	(405,666)
NET ASSETS AT BEGINNING OF PERIOD	3,535,371	4,096,104	3,835,852	13,252,691	5,273,667
NET ASSETS AT END OF PERIOD	$3,452,732	$3,922,176	$4,021,422	$12,848,936	$4,868,001

UNITS OUTSTANDING
Units outstanding at beginning of period	226,072	410,873	75,685	229,594	319,888
Units issued	38,369	51,264	1,073	10,033	12,391
Units redeemed	(54,223)	(88,796)	(5,554)	(38,491)	(46,872)
Units outstanding at end of period	210,218	373,341	71,204	201,136	285,407
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154,780)	$134,745	$(76,300)	$24,781	$(152,582)
Net realized gains (losses)	950,959	9,317,159	2,311,608	2,109,590	3,362,546
Change in unrealized gains (losses)	(564,003)	489,350	98,461	73,910	14,341
Increase (decrease) in net assets from operations	232,176	9,941,254	2,333,769	2,208,281	3,224,305
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,070	5,773	—	450	900
Transfers for contract benefits and terminations	(1,485,156)	(10,612,368)	(2,614,115)	(2,860,357)	(4,955,742)
Contract maintenance charge	(16,707)	(21,898)	(15,056)	(5,464)	(39,592)
Transfers among the sub-accounts and with the
Fixed Account - net	32,817	(672,579)	(97,987)	(194,849)	(549,406)
Increase (decrease) in net assets from contract
transactions	(1,465,976)	(11,301,072)	(2,727,158)	(3,060,220)	(5,543,840)
INCREASE (DECREASE) IN NET ASSETS	(1,233,800)	(1,359,818)	(393,389)	(851,939)	(2,319,535)
NET ASSETS AT BEGINNING OF PERIOD	9,929,390	77,486,417	19,022,465	25,947,060	39,576,112
NET ASSETS AT END OF PERIOD	$8,695,590	$76,126,599	$18,629,076	$25,095,121	$37,256,577

UNITS OUTSTANDING
Units outstanding at beginning of period	402,517	888,315	641,930	2,169,527	3,356,976
Units issued	15,923	27,411	15,417	100,776	41,915
Units redeemed	(78,762)	(174,204)	(102,014)	(354,491)	(495,737)
Units outstanding at end of period	339,678	741,522	555,333	1,915,812	2,903,154

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II	Invesco V.I. Global Core Equity Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$114,750	$25,256	$2,230	$(4,843)	$(11,101)
Net realized gains (losses)	1,098,536	1,190,906	869,231	68,555	1,691,353
Change in unrealized gains (losses)	675,398	544,477	441,803	43,754	379,376
Increase (decrease) in net assets from operations	1,888,684	1,760,639	1,313,264	107,466	2,059,628
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	2,175	198	—	600
Transfers for contract benefits and terminations	(2,228,111)	(2,211,835)	(780,835)	(107,619)	(2,147,014)
Contract maintenance charge	(5,206)	(25,997)	(2,683)	(1,478)	(4,736)
Transfers among the sub-accounts and with the
Fixed Account - net	209,276	(111,309)	(9,942)	(42,526)	(10,034)
Increase (decrease) in net assets from contract
transactions	(2,023,873)	(2,346,966)	(793,262)	(151,623)	(2,161,184)
INCREASE (DECREASE) IN NET ASSETS	(135,189)	(586,327)	520,002	(44,157)	(101,556)
NET ASSETS AT BEGINNING OF PERIOD	18,265,511	17,925,083	9,104,257	834,414	15,796,687
NET ASSETS AT END OF PERIOD	$18,130,322	$17,338,756	$9,624,259	$790,257	$15,695,131

UNITS OUTSTANDING
Units outstanding at beginning of period	584,468	558,561	332,763	57,796	404,385
Units issued	30,280	12,526	13,459	5,957	16,570
Units redeemed	(90,551)	(81,488)	(38,484)	(16,921)	(66,912)
Units outstanding at end of period	524,197	489,599	307,738	46,832	354,043
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Global Core Equity Fund - Series II	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,881)	$(25,920)	$(88,558)	$11,921	$543,015
Net realized gains (losses)	749,482	414,962	1,143,860	(6,980)	(245,608)
Change in unrealized gains (losses)	201,810	(130,294)	(387,316)	31,518	1,244,443
Increase (decrease) in net assets from operations	903,411	258,748	667,986	36,459	1,541,850
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	1,620	60	2,360
Transfers for contract benefits and terminations	(704,612)	(177,802)	(655,695)	(108,087)	(2,527,536)
Contract maintenance charge	(7,422)	(806)	(14,029)	(105)	(30,653)
Transfers among the sub-accounts and with the
Fixed Account - net	(59,949)	32,621	7,641	9,676	64,165
Increase (decrease) in net assets from contract
transactions	(771,983)	(145,807)	(660,463)	(98,456)	(2,491,664)
INCREASE (DECREASE) IN NET ASSETS	131,428	112,941	7,523	(61,997)	(949,814)
NET ASSETS AT BEGINNING OF PERIOD	7,190,714	1,998,016	5,406,030	353,440	15,090,841
NET ASSETS AT END OF PERIOD	$7,322,142	$2,110,957	$5,413,553	$291,443	$14,141,027

UNITS OUTSTANDING
Units outstanding at beginning of period	323,344	32,500	91,943	27,424	872,071
Units issued	7,397	987	5,696	2,508	44,129
Units redeemed	(39,353)	(3,477)	(16,348)	(7,784)	(177,679)
Units outstanding at end of period	291,388	30,010	81,291	22,148	738,521
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Government Money Market Fund - Series I	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$68,265	$1	$51,729	$1,109	$(101,740)
Net realized gains (losses)	—	—	(51,448)	(288)	1,875,465
Change in unrealized gains (losses)	—	—	168,707	4,235	661,063
Increase (decrease) in net assets from operations	68,265	1	168,988	5,056	2,434,788
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,530
Transfers for contract benefits and terminations	(531,097)	—	(381,073)	(216)	(2,888,134)
Contract maintenance charge	(1,623)	—	(1,262)	—	(45,654)
Transfers among the sub-accounts and with the
Fixed Account - net	685,124	—	83,226	9	(76,750)
Increase (decrease) in net assets from contract
transactions	152,404	—	(299,109)	(207)	(3,009,008)
INCREASE (DECREASE) IN NET ASSETS	220,669	1	(130,121)	4,849	(574,220)
NET ASSETS AT BEGINNING OF PERIOD	2,523,157	74	2,989,247	100,163	19,886,367
NET ASSETS AT END OF PERIOD	$2,743,826	$75	$2,859,126	$105,012	$19,312,147

UNITS OUTSTANDING
Units outstanding at beginning of period	216,339	8	191,156	8,694	421,045
Units issued	56,684	—	8,489	1	15,389
Units redeemed	(44,461)	—	(27,654)	(19)	(76,163)
Units outstanding at end of period	228,562	8	171,991	8,676	360,271
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. High Yield Fund - Series I	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$258,257	$160,362	$(7,590)	$(217,984)	$(72,737)
Net realized gains (losses)	(75,889)	(64,795)	58,384	1,084,247	543,698
Change in unrealized gains (losses)	57,055	47,991	52,661	1,266,403	(81,098)
Increase (decrease) in net assets from operations	239,423	143,558	103,455	2,132,666	389,863
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	216	—	9,738	180
Transfers for contract benefits and terminations	(530,972)	(401,098)	(107,905)	(1,937,252)	(1,096,342)
Contract maintenance charge	(1,798)	(3,520)	(306)	(34,763)	(1,053)
Transfers among the sub-accounts and with the
Fixed Account - net	14,163	(48,082)	(99,431)	(191,323)	(68,121)
Increase (decrease) in net assets from contract
transactions	(518,607)	(452,484)	(207,642)	(2,153,600)	(1,165,336)
INCREASE (DECREASE) IN NET ASSETS	(279,184)	(308,926)	(104,187)	(20,934)	(775,473)
NET ASSETS AT BEGINNING OF PERIOD	4,927,622	3,463,669	812,628	16,559,942	6,783,242
NET ASSETS AT END OF PERIOD	$4,648,438	$3,154,743	$708,441	$16,539,008	$6,007,769

UNITS OUTSTANDING
Units outstanding at beginning of period	221,564	254,315	19,927	308,703	173,773
Units issued	9,619	5,385	79	9,143	2,283
Units redeemed	(30,430)	(37,973)	(4,731)	(46,956)	(35,545)
Units outstanding at end of period	200,753	221,727	15,275	270,890	140,511
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,937)	$(6,557)	$(100,251)	$(44,162)	$(57)
Net realized gains (losses)	45,788	91,249	1,029,549	439,904	616
Change in unrealized gains (losses)	(6,616)	(30,249)	(459,689)	171,608	146
Increase (decrease) in net assets from operations	31,235	54,443	469,609	567,350	705
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	9,232	990	—	—
Transfers for contract benefits and terminations	(36,738)	(52,396)	(849,731)	(201,244)	(180)
Contract maintenance charge	(218)	(612)	(18,673)	(782)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(16,097)	1,922	89,857	45,916	31
Increase (decrease) in net assets from contract
transactions	(53,053)	(41,854)	(777,557)	(156,110)	(149)
INCREASE (DECREASE) IN NET ASSETS	(21,818)	12,589	(307,948)	411,240	556
NET ASSETS AT BEGINNING OF PERIOD	472,554	763,148	7,453,532	3,131,943	3,932
NET ASSETS AT END OF PERIOD	$450,736	$775,737	$7,145,584	$3,543,183	$4,488

UNITS OUTSTANDING
Units outstanding at beginning of period	15,436	10,036	111,219	51,302	69
Units issued	33	198	5,991	2,360	1
Units redeemed	(1,743)	(718)	(17,453)	(4,797)	(3)
Units outstanding at end of period	13,726	9,516	99,757	48,865	67
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Janus Henderson VIT Forty Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$—	$—	$217,678	$(20,199)
Net realized gains (losses)	105	34	12	(107,519)	187,866
Change in unrealized gains (losses)	(102)	(31)	3	227,157	14,853
Increase (decrease) in net assets from operations	3	3	15	337,316	182,520
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	120	—
Transfers for contract benefits and terminations	(275)	(193)	(879)	(780,250)	(249,593)
Contract maintenance charge	(1)	(1)	(4)	(12,409)	(1,312)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1)	(116,041)	(8,178)
Increase (decrease) in net assets from contract
transactions	(276)	(194)	(884)	(908,580)	(259,083)
INCREASE (DECREASE) IN NET ASSETS	(273)	(191)	(869)	(571,264)	(76,563)
NET ASSETS AT BEGINNING OF PERIOD	273	191	869	5,831,615	1,668,699
NET ASSETS AT END OF PERIOD	$—	$—	$—	$5,260,351	$1,592,136

UNITS OUTSTANDING
Units outstanding at beginning of period	3	3	23	279,459	46,475
Units issued	—	—	—	14,688	899
Units redeemed	(3)	(3)	(23)	(57,773)	(7,882)
Units outstanding at end of period	—	—	—	236,374	39,492
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Lord Abbett Growth and Income Portfolio - Class VC	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC	LVIP American Century International Fund - Standard Class II	MFS® VIT Growth Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46,001)	$(33,635)	$(59,271)	$(18)	$(11,059)
Net realized gains (losses)	659,409	313,980	469,251	34	191,774
Change in unrealized gains (losses)	(26,311)	(24,948)	(177,246)	1,116	(104,605)
Increase (decrease) in net assets from operations	587,097	255,397	232,734	1,132	76,110
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,590	180	—	—
Transfers for contract benefits and terminations	(891,795)	(352,043)	(573,548)	—	(144,360)
Contract maintenance charge	(7,388)	(3,029)	(5,991)	(5)	(305)
Transfers among the sub-accounts and with the
Fixed Account - net	(50,818)	(184,667)	82,162	(1)	5,151
Increase (decrease) in net assets from contract
transactions	(950,001)	(537,149)	(497,197)	(6)	(139,514)
INCREASE (DECREASE) IN NET ASSETS	(362,904)	(281,752)	(264,463)	1,126	(63,404)
NET ASSETS AT BEGINNING OF PERIOD	4,222,747	2,326,980	4,786,956	7,879	861,358
NET ASSETS AT END OF PERIOD	$3,859,843	$2,045,228	$4,522,493	$9,005	$797,954

UNITS OUTSTANDING
Units outstanding at beginning of period	132,223	52,506	163,695	320	13,378
Units issued	5,083	7,194	7,782	—	78
Units redeemed	(32,972)	(18,544)	(24,955)	—	(1,898)
Units outstanding at end of period	104,334	41,156	146,522	320	11,558
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT Growth Series - Service Class	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(686)	$1,616	$(818)	$(13,133)	$(938)
Net realized gains (losses)	10,154	381,217	41,418	(17,738)	(6,708)
Change in unrealized gains (losses)	(5,152)	(278,430)	(29,802)	140,261	12,622
Increase (decrease) in net assets from operations	4,316	104,403	10,798	109,390	4,976
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	9,532	—
Transfers for contract benefits and terminations	(52)	(36,862)	(1,076)	(90,031)	(13,292)
Contract maintenance charge	(11)	(332)	(11)	(459)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,304)	355	424	24,005	131
Increase (decrease) in net assets from contract
transactions	(4,367)	(36,839)	(663)	(56,953)	(13,176)
INCREASE (DECREASE) IN NET ASSETS	(51)	67,564	10,135	52,437	(8,200)
NET ASSETS AT BEGINNING OF PERIOD	43,067	884,569	93,154	986,816	75,322
NET ASSETS AT END OF PERIOD	$43,016	$952,133	$103,289	$1,039,253	$67,122

UNITS OUTSTANDING
Units outstanding at beginning of period	820	22,515	2,348	18,425	2,030
Units issued	—	60	10	1,043	27
Units redeemed	(77)	(891)	(28)	(2,030)	(457)
Units outstanding at end of period	743	21,684	2,330	17,438	1,600
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT Research Series - Initial Class	MFS® VIT Research Series - Service Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT Utilities Series - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,069)	$(466)	$16,936	$700	$928
Net realized gains (losses)	64,362	10,720	(2,757)	889	1,230
Change in unrealized gains (losses)	(35,821)	(6,761)	15,832	4,276	6,660
Increase (decrease) in net assets from operations	27,472	3,493	30,011	5,865	8,818
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(24,201)	(9,368)	(31,395)	(622)	—
Contract maintenance charge	(71)	(11)	(108)	(18)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	94	2	(3,314)	1	2
Increase (decrease) in net assets from contract
transactions	(24,178)	(9,377)	(34,817)	(639)	(1)
INCREASE (DECREASE) IN NET ASSETS	3,294	(5,884)	(4,806)	5,226	8,817
NET ASSETS AT BEGINNING OF PERIOD	246,456	36,916	521,037	44,505	67,330
NET ASSETS AT END OF PERIOD	$249,750	$31,032	$516,231	$49,731	$76,147

UNITS OUTSTANDING
Units outstanding at beginning of period	5,648	908	24,581	886	1,723
Units issued	8	—	38	—	—
Units redeemed	(499)	(216)	(1,618)	(13)	—
Units outstanding at end of period	5,157	692	23,001	873	1,723
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT II High Yield Portfolio - Initial Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$15,821	$(168,880)	$(98,144)	$316,842	$(90,154)
Net realized gains (losses)	(1,603)	(419,448)	(483,110)	(150,877)	329,956
Change in unrealized gains (losses)	5,809	1,922,531	1,425,273	137,517	1,714,895
Increase (decrease) in net assets from operations	20,027	1,334,203	844,019	303,482	1,954,697
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	60	3,562	—	120
Transfers for contract benefits and terminations	(13,902)	(731,950)	(1,132,197)	(371,505)	(469,822)
Contract maintenance charge	(56)	(1,593)	(22,157)	(3,572)	(1,518)
Transfers among the sub-accounts and with the
Fixed Account - net	106	(172,526)	(503,893)	(43,348)	(134,463)
Increase (decrease) in net assets from contract
transactions	(13,852)	(906,009)	(1,654,685)	(418,425)	(605,683)
INCREASE (DECREASE) IN NET ASSETS	6,175	428,194	(810,666)	(114,943)	1,349,014
NET ASSETS AT BEGINNING OF PERIOD	277,060	12,277,199	7,585,551	2,483,478	6,669,908
NET ASSETS AT END OF PERIOD	$283,235	$12,705,393	$6,774,885	$2,368,535	$8,018,922

UNITS OUTSTANDING
Units outstanding at beginning of period	10,938	181,781	115,435	95,494	296,335
Units issued	8	5,627	7,787	3,031	6,416
Units redeemed	(524)	(17,480)	(29,064)	(18,526)	(30,116)
Units outstanding at end of period	10,422	169,928	94,158	79,999	272,635
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,476)	$(385,400)	$(163,668)	$(3,839,330)	$(1,018,789)
Net realized gains (losses)	86,562	864,770	362,432	1,529,208	61,057
Change in unrealized gains (losses)	428,904	3,529,060	1,094,087	79,647,223	16,810,439
Increase (decrease) in net assets from operations	491,990	4,008,430	1,292,851	77,337,101	15,852,707
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	108	1,500	3,780	—
Transfers for contract benefits and terminations	(211,658)	(6,115,591)	(1,067,725)	(33,168,523)	(4,956,278)
Contract maintenance charge	(6,084)	(7,008)	(11,232)	(52,344)	(54,714)
Transfers among the sub-accounts and with the
Fixed Account - net	(99,878)	(957,754)	(177,568)	(6,254,964)	(2,020,903)
Increase (decrease) in net assets from contract
transactions	(317,620)	(7,080,245)	(1,255,025)	(39,472,051)	(7,031,895)
INCREASE (DECREASE) IN NET ASSETS	174,370	(3,071,815)	37,826	37,865,050	8,820,812
NET ASSETS AT BEGINNING OF PERIOD	1,782,149	30,091,979	9,060,945	238,805,410	49,698,915
NET ASSETS AT END OF PERIOD	$1,956,519	$27,020,164	$9,098,771	$276,670,460	$58,519,727

UNITS OUTSTANDING
Units outstanding at beginning of period	49,225	1,424,776	504,257	4,386,397	2,096,484
Units issued	847	47,513	16,768	82,244	19,470
Units redeemed	(8,863)	(314,245)	(83,780)	(564,906)	(215,564)
Units outstanding at end of period	41,209	1,158,044	437,245	3,903,735	1,900,390
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	Neuberger Berman AMT Quality Equity Portfolio - Class I	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21)	$(809)	$3,043	$12,539	$8
Net realized gains (losses)	177	3,369	(80,660)	(15,678)	(22)
Change in unrealized gains (losses)	(107)	3,276	119,958	32,033	20
Increase (decrease) in net assets from operations	49	5,836	42,341	28,894	6
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(26,440)	(79,448)	(409)
Contract maintenance charge	—	(7)	(744)	(691)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(79,174)	726	2
Increase (decrease) in net assets from contract
transactions	—	(7)	(106,358)	(79,413)	(410)
INCREASE (DECREASE) IN NET ASSETS	49	5,829	(64,017)	(50,519)	(404)
NET ASSETS AT BEGINNING OF PERIOD	1,297	48,845	320,465	254,804	840
NET ASSETS AT END OF PERIOD	$1,346	$54,674	$256,448	$204,285	$436

UNITS OUTSTANDING
Units outstanding at beginning of period	22	2,540	47,868	14,815	44
Units issued	—	—	7,306	2,309	—
Units redeemed	—	—	(22,516)	(6,471)	(22)
Units outstanding at end of period	22	2,540	32,658	10,653	22
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	PIMCO VIT Real Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT Core Equity Fund - Class IB	Putnam VT Diversified Income Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$25,665	$88,922	$10	$(397,742)	$381,290
Net realized gains (losses)	(50,185)	(107,248)	—	5,286,726	(393,954)
Change in unrealized gains (losses)	122,827	276,376	18	857,729	563,206
Increase (decrease) in net assets from operations	98,307	258,050	28	5,746,713	550,542
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,277	1,296
Transfers for contract benefits and terminations	(198,018)	(585,346)	—	(5,097,275)	(1,084,401)
Contract maintenance charge	(3,327)	(11,046)	(1)	(65,457)	(11,739)
Transfers among the sub-accounts and with the
Fixed Account - net	(518,267)	200,225	1	(455,953)	104,810
Increase (decrease) in net assets from contract
transactions	(719,612)	(396,167)	—	(5,614,408)	(990,034)
INCREASE (DECREASE) IN NET ASSETS	(621,305)	(138,117)	28	132,305	(439,492)
NET ASSETS AT BEGINNING OF PERIOD	1,971,276	3,882,132	382	42,010,868	8,238,326
NET ASSETS AT END OF PERIOD	$1,349,971	$3,744,015	$410	$42,143,173	$7,798,834

UNITS OUTSTANDING
Units outstanding at beginning of period	145,489	272,679	23	1,089,050	421,771
Units issued	54,239	23,551	—	17,153	11,244
Units redeemed	(106,540)	(49,706)	—	(157,470)	(60,356)
Units outstanding at end of period	93,188	246,524	23	948,733	372,659
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB	Putnam VT Global Health Care Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,619)	$244,175	$(7,057)	$82,317	$(200,241)
Net realized gains (losses)	244,671	129,862	3,665,295	1,694,013	1,233,723
Change in unrealized gains (losses)	1,311,785	3,414,020	296,555	(381,184)	775,743
Increase (decrease) in net assets from operations	1,518,837	3,788,057	3,954,793	1,395,146	1,809,225
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,815	1,210	1,005	—	5,911
Transfers for contract benefits and terminations	(612,178)	(1,482,036)	(5,746,020)	(1,701,720)	(1,490,302)
Contract maintenance charge	(19,478)	(25,773)	(60,720)	(23,525)	(32,229)
Transfers among the sub-accounts and with the
Fixed Account - net	(340,075)	(416,865)	(714,104)	(152,047)	(928,611)
Increase (decrease) in net assets from contract
transactions	(968,916)	(1,923,464)	(6,519,839)	(1,877,292)	(2,445,231)
INCREASE (DECREASE) IN NET ASSETS	549,921	1,864,593	(2,565,046)	(482,146)	(636,006)
NET ASSETS AT BEGINNING OF PERIOD	5,260,253	11,832,504	35,758,018	12,138,678	15,129,764
NET ASSETS AT END OF PERIOD	$5,810,174	$13,697,097	$33,192,972	$11,656,532	$14,493,758

UNITS OUTSTANDING
Units outstanding at beginning of period	315,477	679,045	1,232,124	402,146	327,170
Units issued	5,444	3,480	65,595	7,989	5,767
Units redeemed	(55,977)	(96,895)	(277,055)	(63,898)	(55,426)
Units outstanding at end of period	264,944	585,630	1,020,664	346,237	277,511
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Government Money Market Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB	Putnam VT International Value Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$609,606	$491,876	$748,983	$(563,335)	$(6,169)
Net realized gains (losses)	—	(213,643)	(1,147,108)	3,642,056	292,083
Change in unrealized gains (losses)	—	390,891	1,610,555	7,989,487	1,440,619
Increase (decrease) in net assets from operations	609,606	669,124	1,212,430	11,068,208	1,726,533
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,863	1,024	1,188	10,899	6,200
Transfers for contract benefits and terminations	(6,981,404)	(1,656,775)	(3,042,683)	(4,861,775)	(965,248)
Contract maintenance charge	(96,880)	(19,819)	(49,112)	(57,496)	(12,593)
Transfers among the sub-accounts and with the
Fixed Account - net	2,623,925	83,371	485,100	(1,476,383)	(188,751)
Increase (decrease) in net assets from contract
transactions	(4,437,496)	(1,592,199)	(2,605,507)	(6,384,755)	(1,160,392)
INCREASE (DECREASE) IN NET ASSETS	(3,827,890)	(923,075)	(1,393,077)	4,683,453	566,141
NET ASSETS AT BEGINNING OF PERIOD	32,173,380	10,454,344	22,698,842	33,499,128	5,721,434
NET ASSETS AT END OF PERIOD	$28,345,490	$9,531,269	$21,305,765	$38,182,581	$6,287,575

UNITS OUTSTANDING
Units outstanding at beginning of period	3,398,803	367,544	1,382,669	1,868,284	291,976
Units issued	473,685	13,781	64,346	46,028	2,303
Units redeemed	(941,863)	(68,030)	(218,716)	(327,415)	(51,640)
Units outstanding at end of period	2,930,625	313,295	1,228,299	1,586,897	242,639
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,614,386)	$(8,025)	$343,424	$(159,717)	$(29,995)
Net realized gains (losses)	17,391,385	15,428,549	(510,545)	2,640,580	263,948
Change in unrealized gains (losses)	(2,776,646)	7,548,405	517,059	414,044	(27,273)
Increase (decrease) in net assets from operations	13,000,353	22,968,929	349,938	2,894,907	206,680
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,583	22,821	600	4,861	—
Transfers for contract benefits and terminations	(13,930,857)	(15,812,852)	(790,357)	(2,178,587)	(293,233)
Contract maintenance charge	(174,027)	(226,632)	(10,380)	(36,725)	(7,808)
Transfers among the sub-accounts and with the
Fixed Account - net	(703,186)	(619,749)	(75,153)	(90,374)	199,946
Increase (decrease) in net assets from contract
transactions	(14,788,487)	(16,636,412)	(875,290)	(2,300,825)	(101,095)
INCREASE (DECREASE) IN NET ASSETS	(1,788,134)	6,332,517	(525,352)	594,082	105,585
NET ASSETS AT BEGINNING OF PERIOD	112,611,174	132,324,508	4,884,827	19,558,147	2,832,062
NET ASSETS AT END OF PERIOD	$110,823,040	$138,657,025	$4,359,475	$20,152,229	$2,937,647

UNITS OUTSTANDING
Units outstanding at beginning of period	3,494,757	2,443,100	315,059	422,460	46,119
Units issued	66,705	90,865	17,264	5,541	4,011
Units redeemed	(506,860)	(347,170)	(74,525)	(53,014)	(5,512)
Units outstanding at end of period	3,054,602	2,186,795	257,798	374,987	44,618
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(160,001)	$(52,284)	$(495,744)	$(41,165)	$123,576
Net realized gains (losses)	1,500,072	512,960	10,676,441	158,562	1,427,586
Change in unrealized gains (losses)	(678,686)	(454,846)	(4,374,928)	1,230,003	2,629,975
Increase (decrease) in net assets from operations	661,385	5,830	5,805,769	1,347,400	4,181,137
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,329	—	26,968	150	8,275
Transfers for contract benefits and terminations	(2,028,012)	(262,893)	(6,856,124)	(551,740)	(2,023,012)
Contract maintenance charge	(23,110)	(9,379)	(144,390)	(9,462)	(25,877)
Transfers among the sub-accounts and with the
Fixed Account - net	(24,221)	(256,479)	(1,093,719)	(286,021)	(1,048,451)
Increase (decrease) in net assets from contract
transactions	(2,073,014)	(528,751)	(8,067,265)	(847,073)	(3,089,065)
INCREASE (DECREASE) IN NET ASSETS	(1,411,629)	(522,921)	(2,261,496)	500,327	1,092,072
NET ASSETS AT BEGINNING OF PERIOD	20,406,390	4,305,698	71,197,844	3,451,653	16,896,506
NET ASSETS AT END OF PERIOD	$18,994,761	$3,782,777	$68,936,348	$3,951,980	$17,988,578

UNITS OUTSTANDING
Units outstanding at beginning of period	406,448	74,541	1,801,482	90,416	868,809
Units issued	12,745	5,167	21,918	2,902	27,116
Units redeemed	(55,071)	(14,986)	(223,184)	(21,397)	(166,028)
Units outstanding at end of period	364,122	64,722	1,600,216	71,921	729,897
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Templeton Global Bond VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,934)	$(1,150)
Net realized gains (losses)	(42,750)	33,064
Change in unrealized gains (losses)	104,579	14,376
Increase (decrease) in net assets from operations	55,895	46,290
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(184,259)	(156,981)
Contract maintenance charge	(349)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	4,044	—
Increase (decrease) in net assets from contract
transactions	(180,564)	(157,086)
INCREASE (DECREASE) IN NET ASSETS	(124,669)	(110,796)
NET ASSETS AT BEGINNING OF PERIOD	415,553	294,232
NET ASSETS AT END OF PERIOD	$290,884	$183,436

UNITS OUTSTANDING
Units outstanding at beginning of period	20,208	10,755
Units issued	1,530	1
Units redeemed	(8,589)	(5,175)
Units outstanding at end of period	13,149	5,581

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS International Value Portfolio - Class B	Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Aggressive Asset Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(58,042)	$17,153	$(530,107)	$(149,564)	$(32,550)
Net realized gains (losses)	300,148	30,296	2,991,117	1,934,899	147,337
Change in unrealized gains (losses)	144,180	59,452	3,852,753	1,498,474	107,713
Increase (decrease) in net assets from operations	386,286	106,901	6,313,763	3,283,809	222,500
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	144	—	—
Transfers for contract benefits and terminations	(685,177)	(392,364)	(4,521,230)	(3,404,809)	(208,691)
Contract maintenance charge	(18,996)	(6,877)	(24,929)	(18,020)	(6,387)
Transfers among the sub-accounts and with the
Fixed Account - net	137	152,004	(258,630)	(611,663)	77,012
Increase (decrease) in net assets from contract
transactions	(704,036)	(247,237)	(4,804,645)	(4,034,492)	(138,066)
INCREASE (DECREASE) IN NET ASSETS	(317,750)	(140,336)	1,509,118	(750,683)	84,434
NET ASSETS AT BEGINNING OF PERIOD	5,176,412	3,271,024	29,269,006	31,117,603	1,877,763
NET ASSETS AT END OF PERIOD	$4,858,662	$3,130,688	$30,778,124	$30,366,920	$1,962,197

UNITS OUTSTANDING
Units outstanding at beginning of period	105,719	299,016	828,179	931,116	92,475
Units issued	1,343	19,547	14,041	14,081	6,859
Units redeemed	(14,994)	(41,487)	(137,029)	(122,554)	(12,512)
Units outstanding at end of period	92,068	277,076	705,191	822,643	86,822

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Bond Portfolio 2030
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,596)	$(1,397)	$(2,511)	$(704)	$(337)
Net realized gains (losses)	641,745	1,642	768	11	(905)
Change in unrealized gains (losses)	(242,903)	2,893	6,728	1,918	992
Increase (decrease) in net assets from operations	334,246	3,138	4,985	1,225	(250)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(860,520)	(524)	—	—	—
Contract maintenance charge	(19,290)	—	(167)	—	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	2,698,456	254,285	(2,822)	51,382	169
Increase (decrease) in net assets from contract
transactions	1,818,646	253,761	(2,989)	51,382	134
INCREASE (DECREASE) IN NET ASSETS	2,152,892	256,899	1,996	52,607	(116)
NET ASSETS AT BEGINNING OF PERIOD	4,742,620	—	167,740	—	16,248
NET ASSETS AT END OF PERIOD	$6,895,512	$256,899	$169,736	$52,607	$16,132

UNITS OUTSTANDING
Units outstanding at beginning of period	244,159	—	16,535	—	1,597
Units issued	139,866	52,330	225	5,223	2,035
Units redeemed	(62,023)	(30,952)	(517)	—	(2,038)
Units outstanding at end of period	322,002	21,378	16,243	5,223	1,594
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Bond Portfolio 2031	AST Bond Portfolio 2032	AST Bond Portfolio 2034	AST Cohen & Steers Realty Portfolio	AST Core Fixed Income Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,148)	$(341)	$(685)	$(201)	$(1,442)
Net realized gains (losses)	(276)	(59)	(681)	7,214	(512)
Change in unrealized gains (losses)	585	(86)	—	(5,549)	2,141
Increase (decrease) in net assets from operations	(1,839)	(486)	(1,366)	1,464	187
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(13,494)	(19,280)
Contract maintenance charge	—	(35)	—	(8)	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	1,366	—	(1)
Increase (decrease) in net assets from contract
transactions	—	(36)	1,366	(13,502)	(19,309)
INCREASE (DECREASE) IN NET ASSETS	(1,839)	(522)	—	(12,038)	(19,122)
NET ASSETS AT BEGINNING OF PERIOD	144,227	23,087	—	13,353	138,329
NET ASSETS AT END OF PERIOD	$142,388	$22,565	$—	$1,315	$119,207

UNITS OUTSTANDING
Units outstanding at beginning of period	16,585	3,036	—	598	10,405
Units issued	1	—	28,356	—	—
Units redeemed	—	(4)	(28,356)	(542)	(1,445)
Units outstanding at end of period	16,586	3,032	—	56	8,960
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Emerging Markets Equity Portfolio	AST Global Bond Portfolio	AST Government Money Market Portfolio	AST High Yield Portfolio	AST International Equity Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52)	$(95)	$5,352	$(366)	$(2,810)
Net realized gains (losses)	(14)	(324)	—	350	5,104
Change in unrealized gains (losses)	146	474	—	2,050	3,830
Increase (decrease) in net assets from operations	80	55	5,352	2,034	6,124
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(209)	(3,903)	(1,331,152)	(616)	(13,911)
Contract maintenance charge	(20)	(3)	(4)	(19)	(17)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	1,338,832	134	2
Increase (decrease) in net assets from contract
transactions	(230)	(3,907)	7,676	(501)	(13,926)
INCREASE (DECREASE) IN NET ASSETS	(150)	(3,852)	13,028	1,533	(7,802)
NET ASSETS AT BEGINNING OF PERIOD	3,251	9,947	193,696	32,137	161,633
NET ASSETS AT END OF PERIOD	$3,101	$6,095	$206,724	$33,670	$153,831

UNITS OUTSTANDING
Units outstanding at beginning of period	386	1,120	23,191	1,704	10,975
Units issued	—	—	53,489	7	—
Units redeemed	(29)	(439)	(52,644)	(33)	(899)
Units outstanding at end of period	357	681	24,036	1,678	10,076
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Investment Grade Bond Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio	AST Large-Cap Equity Portfolio	AST Large-Cap Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,755)	$(23,980)	$(1,245)	$(333)	$(3,174)
Net realized gains (losses)	27,018	51,808	1,151	250	13,332
Change in unrealized gains (losses)	19,617	38,012	7,733	6,314	38,319
Increase (decrease) in net assets from operations	12,880	65,840	7,639	6,231	48,477
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(312,762)	(105,427)	(2,150)	(979)	(28,121)
Contract maintenance charge	(24,325)	(7,654)	(95)	(8)	(36)
Transfers among the sub-accounts and with the
Fixed Account - net	(39,976)	16,657	1,362	(1)	34,568
Increase (decrease) in net assets from contract
transactions	(377,063)	(96,424)	(883)	(988)	6,411
INCREASE (DECREASE) IN NET ASSETS	(364,183)	(30,584)	6,756	5,243	54,888
NET ASSETS AT BEGINNING OF PERIOD	2,430,987	1,523,440	91,151	27,641	177,663
NET ASSETS AT END OF PERIOD	$2,066,804	$1,492,856	$97,907	$32,884	$232,551

UNITS OUTSTANDING
Units outstanding at beginning of period	140,449	102,230	4,736	1,863	3,655
Units issued	8,660	2,935	86	—	523
Units redeemed	(30,256)	(9,520)	(135)	(81)	(459)
Units outstanding at end of period	118,853	95,645	4,687	1,782	3,719
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Large-Cap Value Portfolio	AST MFS Global Equity Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Multi-Asset Diversified Portfolio	AST PGIM Aggressive Multi-Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,288)	$(207)	$(15,196)	$(17,731)	$(88,081)
Net realized gains (losses)	2,900	809	32,843	99,583	280,512
Change in unrealized gains (losses)	8,815	286	34,015	18,241	467,277
Increase (decrease) in net assets from operations	9,427	888	51,662	100,093	659,708
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(14,713)	(1,049)	(86,777)	(111,393)	(501,854)
Contract maintenance charge	(29)	(2)	(4,393)	(4,884)	(32,331)
Transfers among the sub-accounts and with the
Fixed Account - net	61,744	1	(34,638)	(54,251)	(3,381)
Increase (decrease) in net assets from contract
transactions	47,002	(1,050)	(125,808)	(170,528)	(537,566)
INCREASE (DECREASE) IN NET ASSETS	56,429	(162)	(74,146)	(70,435)	122,142
NET ASSETS AT BEGINNING OF PERIOD	131,801	20,037	888,235	1,134,822	5,746,511
NET ASSETS AT END OF PERIOD	$188,230	$19,875	$814,089	$1,064,387	$5,868,653

UNITS OUTSTANDING
Units outstanding at beginning of period	5,986	766	68,396	56,570	343,992
Units issued	2,421	—	1,655	146	12,453
Units redeemed	(587)	(39)	(10,647)	(8,334)	(42,355)
Units outstanding at end of period	7,820	727	59,404	48,382	314,090
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	AST T. Rowe Price Natural Resources Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon VIF, Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41,543)	$(291)	$(70)	$(858)	$7,270
Net realized gains (losses)	130,295	1,848	180	24,786	—
Change in unrealized gains (losses)	67,731	(248)	411	44,394	—
Increase (decrease) in net assets from operations	156,483	1,309	521	68,322	7,270
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(274,633)	(7,914)	(5,082)	(4,185)	(5,680)
Contract maintenance charge	(10,342)	(8)	—	(122)	(98)
Transfers among the sub-accounts and with the
Fixed Account - net	1,863	37,454	(3)	4	1,357
Increase (decrease) in net assets from contract
transactions	(283,112)	29,532	(5,085)	(4,303)	(4,421)
INCREASE (DECREASE) IN NET ASSETS	(126,629)	30,841	(4,564)	64,019	2,849
NET ASSETS AT BEGINNING OF PERIOD	2,600,210	21,191	4,564	298,132	228,847
NET ASSETS AT END OF PERIOD	$2,473,581	$52,032	$—	$362,151	$231,696

UNITS OUTSTANDING
Units outstanding at beginning of period	163,850	644	432	6,632	22,727
Units issued	917	942	—	—	126
Units redeemed	(18,056)	(217)	(432)	(66)	(549)
Units outstanding at end of period	146,711	1,369	—	6,566	22,304
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	DWS Capital Growth VIP - Class A	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A	DWS Global Income Builder VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(492)	$(6,909)	$859	$3,704	$13,789
Net realized gains (losses)	4,230	177,456	54,702	(3,279)	4,186
Change in unrealized gains (losses)	6,178	133,045	59,779	2,849	21,913
Increase (decrease) in net assets from operations	9,916	303,592	115,340	3,274	39,888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	105	—
Transfers for contract benefits and terminations	(5,610)	(247,079)	(93,453)	(24,271)	(86,097)
Contract maintenance charge	(18)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(590)	65,449	(538)	904	775
Increase (decrease) in net assets from contract
transactions	(6,218)	(181,630)	(93,991)	(23,262)	(85,322)
INCREASE (DECREASE) IN NET ASSETS	3,698	121,962	21,349	(19,988)	(45,434)
NET ASSETS AT BEGINNING OF PERIOD	49,314	1,230,127	622,016	140,584	487,821
NET ASSETS AT END OF PERIOD	$53,012	$1,352,089	$643,365	$120,596	$442,387

UNITS OUTSTANDING
Units outstanding at beginning of period	1,268	20,432	13,656	9,070	20,992
Units issued	—	933	8	52	42
Units redeemed	(155)	(3,495)	(1,826)	(1,477)	(3,469)
Units outstanding at end of period	1,113	17,870	11,838	7,645	17,565
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	DWS Global Small Cap VIP - Class A	DWS Government Money Market VIP - Class A	DWS Small Mid Cap Growth VIP - Class A	Federated Hermes Government Money Fund II	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,951	$19,824	$(1,951)	$44,353	$(45,061)
Net realized gains (losses)	12,654	—	463	—	746,093
Change in unrealized gains (losses)	6,906	—	13,938	—	357,501
Increase (decrease) in net assets from operations	22,511	19,824	12,450	44,353	1,058,533
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	105	—	140	60	90
Transfers for contract benefits and terminations	(19,655)	(191,434)	(9,295)	(108,653)	(388,778)
Contract maintenance charge	—	—	—	(1,285)	(1,949)
Transfers among the sub-accounts and with the
Fixed Account - net	(40,612)	183,718	(20,738)	11,955	(74,989)
Increase (decrease) in net assets from contract
transactions	(60,162)	(7,716)	(29,893)	(97,923)	(465,626)
INCREASE (DECREASE) IN NET ASSETS	(37,651)	12,108	(17,443)	(53,570)	592,907
NET ASSETS AT BEGINNING OF PERIOD	451,088	446,294	271,907	1,427,825	3,392,067
NET ASSETS AT END OF PERIOD	$413,437	$458,402	$254,464	$1,374,255	$3,984,974

UNITS OUTSTANDING
Units outstanding at beginning of period	9,356	41,937	8,839	127,411	56,324
Units issued	25	17,689	15	1,801	4,312
Units redeemed	(1,209)	(18,272)	(928)	(10,450)	(10,403)
Units outstanding at end of period	8,172	41,354	7,926	118,762	50,233
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(379,287)	$760	$(18)	$29,186	$11,062
Net realized gains (losses)	4,482,345	37,657	34,296	(1,793)	59,294
Change in unrealized gains (losses)	2,203,385	12,675	20,392	33,134	25,850
Increase (decrease) in net assets from operations	6,306,443	51,092	54,670	60,527	96,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,587	180	—	—	—
Transfers for contract benefits and terminations	(2,665,733)	(20,050)	(33,619)	(78,104)	(317,580)
Contract maintenance charge	(64,104)	(100)	(91)	(4,887)	(5,677)
Transfers among the sub-accounts and with the
Fixed Account - net	(393,417)	(42,945)	5,132	12,502	5,930
Increase (decrease) in net assets from contract
transactions	(3,117,667)	(62,915)	(28,578)	(70,489)	(317,327)
INCREASE (DECREASE) IN NET ASSETS	3,188,776	(11,823)	26,092	(9,962)	(221,121)
NET ASSETS AT BEGINNING OF PERIOD	21,058,580	366,649	410,233	1,887,558	1,613,847
NET ASSETS AT END OF PERIOD	$24,247,356	$354,826	$436,325	$1,877,596	$1,392,726

UNITS OUTSTANDING
Units outstanding at beginning of period	532,796	10,043	13,987	113,626	85,512
Units issued	17,810	316	257	1,700	580
Units redeemed	(84,724)	(1,829)	(1,120)	(5,751)	(15,852)
Units outstanding at end of period	465,882	8,530	13,124	109,575	70,240

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth & Income Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,241	$6,015	$1,509,619	$1,916,045	$(13,826)
Net realized gains (losses)	17,276	2,479	—	—	431,941
Change in unrealized gains (losses)	31,328	1,937	—	—	121,884
Increase (decrease) in net assets from operations	49,845	10,431	1,509,619	1,916,045	539,999
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,592	8,394	—
Transfers for contract benefits and terminations	(134,185)	(95,796)	(6,083,744)	(10,116,703)	(389,728)
Contract maintenance charge	(1,737)	(2,112)	(16,465)	(89,042)	(8,865)
Transfers among the sub-accounts and with the
Fixed Account - net	16	72,801	20,644,363	16,766,401	138,064
Increase (decrease) in net assets from contract
transactions	(135,906)	(25,107)	14,546,746	6,569,050	(260,529)
INCREASE (DECREASE) IN NET ASSETS	(86,061)	(14,676)	16,056,365	8,485,095	279,470
NET ASSETS AT BEGINNING OF PERIOD	719,127	392,575	42,891,110	66,368,185	2,911,551
NET ASSETS AT END OF PERIOD	$633,066	$377,899	$58,947,475	$74,853,280	$3,191,021

UNITS OUTSTANDING
Units outstanding at beginning of period	34,210	28,543	4,281,064	7,141,211	81,346
Units issued	32	5,051	2,247,348	2,054,808	6,833
Units redeemed	(5,835)	(6,639)	(852,784)	(1,408,821)	(13,652)
Units outstanding at end of period	28,407	26,955	5,675,628	7,787,198	74,527
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,263)	$(45,873)	$(3,080)	$6,378	$39,741
Net realized gains (losses)	126,979	877,186	63,400	(3,540)	(18,656)
Change in unrealized gains (losses)	498,315	(2,430)	(12,252)	6,896	39,747
Increase (decrease) in net assets from operations	594,031	828,883	48,068	9,734	60,832
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	840	—	—	—
Transfers for contract benefits and terminations	(182,726)	(280,952)	(51,089)	(7,668)	(84,900)
Contract maintenance charge	(6,103)	(1,837)	(11)	(117)	(1,499)
Transfers among the sub-accounts and with the
Fixed Account - net	511,141	(11,106)	—	(2,589)	(3,617)
Increase (decrease) in net assets from contract
transactions	322,312	(293,055)	(51,100)	(10,374)	(90,016)
INCREASE (DECREASE) IN NET ASSETS	916,343	535,828	(3,032)	(640)	(29,184)
NET ASSETS AT BEGINNING OF PERIOD	1,522,313	2,989,227	186,593	132,962	941,087
NET ASSETS AT END OF PERIOD	$2,438,656	$3,525,055	$183,561	$132,322	$911,903

UNITS OUTSTANDING
Units outstanding at beginning of period	26,117	61,436	4,333	6,978	51,095
Units issued	9,067	365	—	699	1,814
Units redeemed	(4,993)	(5,748)	(1,039)	(1,208)	(6,665)
Units outstanding at end of period	30,191	56,053	3,294	6,469	46,244
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,764)	$(27,145)	$8,113	$14	$(73,683)
Net realized gains (losses)	212,514	427,943	(12,660)	(3)	816,998
Change in unrealized gains (losses)	387,863	420,338	7,469	(13)	31,238
Increase (decrease) in net assets from operations	597,613	821,136	2,922	(2)	774,553
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,090	—	150	—	—
Transfers for contract benefits and terminations	(263,378)	(676,973)	(102,333)	—	(555,157)
Contract maintenance charge	(1,267)	(9,867)	(208)	(3)	(14,759)
Transfers among the sub-accounts and with the
Fixed Account - net	892	43,252	7,692	85	(28,481)
Increase (decrease) in net assets from contract
transactions	(260,663)	(643,588)	(94,699)	82	(598,397)
INCREASE (DECREASE) IN NET ASSETS	336,950	177,548	(91,777)	80	176,156
NET ASSETS AT BEGINNING OF PERIOD	2,699,407	3,797,251	464,930	672	5,226,082
NET ASSETS AT END OF PERIOD	$3,036,357	$3,974,799	$373,153	$752	$5,402,238

UNITS OUTSTANDING
Units outstanding at beginning of period	70,165	104,749	22,606	44	166,627
Units issued	1,167	2,467	391	5	1,709
Units redeemed	(7,536)	(18,009)	(4,943)	—	(19,169)
Units outstanding at end of period	63,796	89,207	18,054	49	149,167
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin DynaTech VIP Fund - Class 2	Franklin Growth and Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$974	$—	$(15,653)	$75,403	$1,434,495
Net realized gains (losses)	34,680	13	(7,507)	(509,385)	(70,425)
Change in unrealized gains (losses)	(20,727)	(7)	251,065	2,215,035	786,408
Increase (decrease) in net assets from operations	14,927	6	227,905	1,781,053	2,150,478
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,600	—	—	1,475	160
Transfers for contract benefits and terminations	(32,980)	—	(96,918)	(1,935,376)	(4,795,558)
Contract maintenance charge	(226)	(1)	(2,825)	(34,413)	(51,692)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,799)	18	(77,800)	(160,642)	905,928
Increase (decrease) in net assets from contract
transactions	(35,405)	17	(177,543)	(2,128,956)	(3,941,162)
INCREASE (DECREASE) IN NET ASSETS	(20,478)	23	50,362	(347,903)	(1,790,684)
NET ASSETS AT BEGINNING OF PERIOD	367,944	236	892,789	11,723,540	40,169,386
NET ASSETS AT END OF PERIOD	$347,466	$259	$943,151	$11,375,637	$38,378,702

UNITS OUTSTANDING
Units outstanding at beginning of period	18,257	8	23,608	293,471	1,691,998
Units issued	1,457	1	680	9,881	73,964
Units redeemed	(3,319)	—	(4,876)	(57,988)	(234,912)
Units outstanding at end of period	16,395	9	19,412	245,364	1,531,050
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(157,575)	$3,930	$71,554	$(83,893)	$(13,207)
Net realized gains (losses)	1,531,908	324,302	427,846	200,727	(10,606)
Change in unrealized gains (losses)	868,902	(193,845)	1,646,259	1,085,897	98,188
Increase (decrease) in net assets from operations	2,243,235	134,387	2,145,659	1,202,731	74,375
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,281	—	7,660	3,345	—
Transfers for contract benefits and terminations	(2,204,957)	(385,597)	(2,452,535)	(1,650,841)	(55,077)
Contract maintenance charge	(17,537)	(11,773)	(42,196)	(25,621)	(2,916)
Transfers among the sub-accounts and with the
Fixed Account - net	(569,835)	45,212	(370,025)	103,786	(33,762)
Increase (decrease) in net assets from contract
transactions	(2,789,048)	(352,158)	(2,857,096)	(1,569,331)	(91,755)
INCREASE (DECREASE) IN NET ASSETS	(545,813)	(217,771)	(711,437)	(366,600)	(17,380)
NET ASSETS AT BEGINNING OF PERIOD	9,903,871	4,415,360	23,360,101	12,810,694	818,986
NET ASSETS AT END OF PERIOD	$9,358,058	$4,197,589	$22,648,664	$12,444,094	$801,606

UNITS OUTSTANDING
Units outstanding at beginning of period	267,573	181,803	854,335	266,829	14,160
Units issued	15,115	2,055	22,491	8,905	352
Units redeemed	(78,961)	(16,227)	(117,378)	(38,177)	(1,754)
Units outstanding at end of period	203,727	167,631	759,448	237,557	12,758
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Franklin U.S. Government Securities VIP Fund - Class 2	Goldman Sachs VIT Large Cap Value Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	Goldman Sachs VIT Strategic Growth Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,627	$(5,004)	$(7,867)	$(18,032)	$(112)
Net realized gains (losses)	(138,928)	126,865	82,287	211,632	634
Change in unrealized gains (losses)	78,049	37,804	55,392	158,245	1,428
Increase (decrease) in net assets from operations	(12,252)	159,665	129,812	351,845	1,950
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(502,224)	(127,778)	(86,188)	(253,334)	—
Contract maintenance charge	(12,825)	(1,817)	(2,843)	(2,767)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	99,856	(28,275)	258	(133,948)	(1)
Increase (decrease) in net assets from contract
transactions	(415,193)	(157,870)	(88,773)	(390,049)	(17)
INCREASE (DECREASE) IN NET ASSETS	(427,445)	1,795	41,039	(38,204)	1,933
NET ASSETS AT BEGINNING OF PERIOD	3,733,824	1,106,177	1,254,894	2,197,706	6,430
NET ASSETS AT END OF PERIOD	$3,306,379	$1,107,972	$1,295,933	$2,159,502	$8,363

UNITS OUTSTANDING
Units outstanding at beginning of period	337,726	44,179	36,413	77,748	134
Units issued	38,255	1,320	56	1,562	—
Units redeemed	(73,967)	(7,056)	(2,488)	(14,191)	—
Units outstanding at end of period	302,014	38,443	33,981	65,119	134
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,188)	$(1,191,956)	$(312,958)	$(201,087)	$(118,042)
Net realized gains (losses)	377,638	3,429,975	786,293	993,005	490,640
Change in unrealized gains (losses)	65,342	20,310,576	4,293,172	6,731,697	2,622,765
Increase (decrease) in net assets from operations	422,792	22,548,595	4,766,507	7,523,615	2,995,363
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	7,288	490	3,126	525
Transfers for contract benefits and terminations	(279,816)	(9,433,220)	(1,961,846)	(2,750,782)	(1,770,375)
Contract maintenance charge	(2,843)	(26,865)	(23,705)	(16,063)	(33,137)
Transfers among the sub-accounts and with the
Fixed Account - net	(124,220)	(663,729)	(140,484)	(376,685)	(467,327)
Increase (decrease) in net assets from contract
transactions	(406,879)	(10,116,526)	(2,125,545)	(3,140,404)	(2,270,314)
INCREASE (DECREASE) IN NET ASSETS	15,913	12,432,069	2,640,962	4,383,211	725,049
NET ASSETS AT BEGINNING OF PERIOD	1,761,936	72,621,093	15,350,216	27,945,769	11,599,333
NET ASSETS AT END OF PERIOD	$1,777,849	$85,053,162	$17,991,178	$32,328,980	$12,324,382

UNITS OUTSTANDING
Units outstanding at beginning of period	48,263	1,985,524	428,464	1,071,109	272,769
Units issued	2,100	54,378	15,735	27,393	6,516
Units redeemed	(11,989)	(283,325)	(60,221)	(145,504)	(56,969)
Units outstanding at end of period	38,374	1,756,577	383,978	952,998	222,316
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Comstock Fund - Series I	Invesco V.I. Comstock Fund - Series II	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Core Equity Fund - Series II	Invesco V.I. Core Plus Bond Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51,375	$(140,930)	$(378,808)	$(9,395)	$79,023
Net realized gains (losses)	2,054,160	5,911,804	5,298,511	68,081	(112,236)
Change in unrealized gains (losses)	258,749	289,520	5,810,012	78,781	87,739
Increase (decrease) in net assets from operations	2,364,284	6,060,394	10,729,715	137,467	54,526
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	1,644	783	—	750
Transfers for contract benefits and terminations	(1,963,511)	(6,713,726)	(5,997,487)	(44,954)	(558,052)
Contract maintenance charge	(5,300)	(68,860)	(18,106)	(829)	(1,093)
Transfers among the sub-accounts and with the
Fixed Account - net	(9,385)	(465,784)	(391,276)	(41,228)	152,243
Increase (decrease) in net assets from contract
transactions	(1,978,076)	(7,246,726)	(6,406,086)	(87,011)	(406,152)
INCREASE (DECREASE) IN NET ASSETS	386,208	(1,186,332)	4,323,629	50,456	(351,626)
NET ASSETS AT BEGINNING OF PERIOD	18,394,272	49,208,405	47,630,363	644,796	3,886,997
NET ASSETS AT END OF PERIOD	$18,780,480	$48,022,073	$51,953,992	$695,252	$3,535,371

UNITS OUTSTANDING
Units outstanding at beginning of period	466,846	1,327,412	1,356,864	24,838	252,307
Units issued	29,197	18,815	34,644	29	23,664
Units redeemed	(76,829)	(200,440)	(195,040)	(3,005)	(49,899)
Units outstanding at end of period	419,214	1,145,787	1,196,468	21,862	226,072
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Core Plus Bond Fund - Series II	Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$81,185	$(51,747)	$(210,586)	$(74,702)	$(170,327)
Net realized gains (losses)	(19,700)	177,741	440,402	64,466	(17,918)
Change in unrealized gains (losses)	(6,764)	930,813	3,260,767	1,086,206	2,212,221
Increase (decrease) in net assets from operations	54,721	1,056,807	3,490,583	1,075,970	2,023,976
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,050	4,740	3,540	180	3,150
Transfers for contract benefits and terminations	(1,113,395)	(514,655)	(1,424,393)	(550,573)	(1,423,163)
Contract maintenance charge	(11,885)	(1,412)	(29,798)	(1,284)	(23,959)
Transfers among the sub-accounts and with the
Fixed Account - net	295,201	(62,981)	(587,999)	(101,761)	(386,883)
Increase (decrease) in net assets from contract
transactions	(829,029)	(574,308)	(2,038,650)	(653,438)	(1,830,855)
INCREASE (DECREASE) IN NET ASSETS	(774,308)	482,499	1,451,933	422,532	193,121
NET ASSETS AT BEGINNING OF PERIOD	4,870,412	3,353,353	11,800,758	4,851,135	9,736,269
NET ASSETS AT END OF PERIOD	$4,096,104	$3,835,852	$13,252,691	$5,273,667	$9,929,390

UNITS OUTSTANDING
Units outstanding at beginning of period	495,550	90,225	268,974	357,733	482,734
Units issued	36,456	4,287	6,165	8,979	7,597
Units redeemed	(121,133)	(18,827)	(45,545)	(46,824)	(87,814)
Units outstanding at end of period	410,873	75,685	229,594	319,888	402,517
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Diversified Dividend Fund - Series II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	Invesco V.I. Equity and Income Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$334,728	$(28,774)	$24,045	$(139,836)	$64,096
Net realized gains (losses)	7,327,888	1,370,651	817,802	1,153,282	797,030
Change in unrealized gains (losses)	1,271,544	659,234	2,050,997	3,081,948	995,219
Increase (decrease) in net assets from operations	8,934,160	2,001,111	2,892,844	4,095,394	1,856,345
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	750	—	450	1,870	168
Transfers for contract benefits and terminations	(12,970,270)	(1,871,156)	(3,167,692)	(5,645,029)	(2,793,602)
Contract maintenance charge	(25,930)	(18,092)	(6,481)	(47,825)	(5,889)
Transfers among the sub-accounts and with the
Fixed Account - net	(818,971)	(195,678)	(1,102,374)	250,092	718,005
Increase (decrease) in net assets from contract
transactions	(13,814,421)	(2,084,926)	(4,276,097)	(5,440,892)	(2,081,318)
INCREASE (DECREASE) IN NET ASSETS	(4,880,261)	(83,815)	(1,383,253)	(1,345,498)	(224,973)
NET ASSETS AT BEGINNING OF PERIOD	82,366,678	19,106,280	27,330,313	40,921,610	18,490,484
NET ASSETS AT END OF PERIOD	$77,486,417	$19,022,465	$25,947,060	$39,576,112	$18,265,511

UNITS OUTSTANDING
Units outstanding at beginning of period	1,098,244	713,547	2,538,186	3,835,442	653,210
Units issued	26,726	9,168	69,450	75,020	48,570
Units redeemed	(236,655)	(80,785)	(438,109)	(553,486)	(117,312)
Units outstanding at end of period	888,315	641,930	2,169,527	3,356,976	584,468

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Equity and Income Fund - Series II	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. EQV International Equity Fund - Series II	Invesco V.I. Global Core Equity Fund - Series I	Invesco V.I. Global Core Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,866)	$28,580	$(2,410)	$(49,026)	$(71,733)
Net realized gains (losses)	966,399	444,612	17,245	432,010	351,504
Change in unrealized gains (losses)	690,700	(515,337)	(25,642)	1,826,783	754,012
Increase (decrease) in net assets from operations	1,650,233	(42,145)	(10,807)	2,209,767	1,033,783
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,950	508	—	600	—
Transfers for contract benefits and terminations	(2,472,459)	(1,338,809)	(94,359)	(1,295,420)	(1,524,821)
Contract maintenance charge	(29,256)	(3,092)	(2,532)	(5,578)	(9,510)
Transfers among the sub-accounts and with the
Fixed Account - net	3,589,797	(114,785)	31,407	(61,174)	(83,538)
Increase (decrease) in net assets from contract
transactions	1,090,032	(1,456,178)	(65,484)	(1,361,572)	(1,617,869)
INCREASE (DECREASE) IN NET ASSETS	2,740,265	(1,498,323)	(76,291)	848,195	(584,086)
NET ASSETS AT BEGINNING OF PERIOD	15,184,818	10,602,580	910,705	14,948,492	7,774,800
NET ASSETS AT END OF PERIOD	$17,925,083	$9,104,257	$834,414	$15,796,687	$7,190,714

UNITS OUTSTANDING
Units outstanding at beginning of period	514,072	382,770	61,354	440,676	397,635
Units issued	142,709	15,839	5,905	2,503	4,186
Units redeemed	(98,220)	(65,846)	(9,463)	(38,794)	(78,477)
Units outstanding at end of period	558,561	332,763	57,796	404,385	323,344
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series II	Invesco V.I. Government Money Market Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,761)	$(89,574)	$5,391	$163,940	$86,425
Net realized gains (losses)	179,971	470,296	(10,730)	(338,594)	—
Change in unrealized gains (losses)	134,822	343,301	11,743	360,698	—
Increase (decrease) in net assets from operations	287,032	724,023	6,404	186,044	86,425
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	405	1,815	60	3,114	—
Transfers for contract benefits and terminations	(228,936)	(748,708)	(67,845)	(1,653,528)	(836,305)
Contract maintenance charge	(934)	(16,710)	(143)	(37,267)	(1,735)
Transfers among the sub-accounts and with the
Fixed Account - net	(74,698)	45,994	(5,626)	809,614	764,439
Increase (decrease) in net assets from contract
transactions	(304,163)	(717,609)	(73,554)	(878,067)	(73,601)
INCREASE (DECREASE) IN NET ASSETS	(17,131)	6,414	(67,150)	(692,023)	12,824
NET ASSETS AT BEGINNING OF PERIOD	2,015,147	5,399,616	420,590	15,782,864	2,510,333
NET ASSETS AT END OF PERIOD	$1,998,016	$5,406,030	$353,440	$15,090,841	$2,523,157

UNITS OUTSTANDING
Units outstanding at beginning of period	38,237	104,198	32,233	922,943	222,295
Units issued	144	4,000	1,023	90,974	74,857
Units redeemed	(5,881)	(16,255)	(5,832)	(141,846)	(80,813)
Units outstanding at end of period	32,500	91,943	27,424	872,071	216,339
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Government Money Market Fund - Series II	Invesco V.I. Government Securities Fund - Series I	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II	Invesco V.I. High Yield Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7	$34,812	$201	$(104,773)	$211,152
Net realized gains (losses)	—	(64,613)	(4,008)	1,582,630	(100,705)
Change in unrealized gains (losses)	—	37,980	4,033	1,168,168	192,299
Increase (decrease) in net assets from operations	7	8,179	226	2,646,025	302,746
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	334	—
Transfers for contract benefits and terminations	(710)	(377,819)	(27,016)	(2,736,742)	(623,384)
Contract maintenance charge	—	(1,373)	—	(56,230)	(2,298)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(14,919)	(34)	(45,508)	(31,453)
Increase (decrease) in net assets from contract
transactions	(711)	(394,111)	(27,050)	(2,838,146)	(657,135)
INCREASE (DECREASE) IN NET ASSETS	(704)	(385,932)	(26,824)	(192,121)	(354,389)
NET ASSETS AT BEGINNING OF PERIOD	778	3,375,179	126,987	20,078,488	5,282,011
NET ASSETS AT END OF PERIOD	$74	$2,989,247	$100,163	$19,886,367	$4,927,622

UNITS OUTSTANDING
Units outstanding at beginning of period	87	215,968	11,026	483,314	254,401
Units issued	—	2,295	—	18,600	5,624
Units redeemed	(79)	(27,107)	(2,332)	(80,869)	(38,461)
Units outstanding at end of period	8	191,156	8,694	421,045	221,564
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. High Yield Fund - Series II	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Fund® - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series I	Invesco V.I. Main Street Mid Cap Fund® - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$129,371	$(12,853)	$(277,587)	$(78,844)	$(8,725)
Net realized gains (losses)	(52,734)	76,643	1,557,455	115,832	7,583
Change in unrealized gains (losses)	115,563	112,432	1,986,376	924,183	74,421
Increase (decrease) in net assets from operations	192,200	176,222	3,266,244	961,171	73,279
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	306	—	7,766	180	—
Transfers for contract benefits and terminations	(258,847)	(222,247)	(2,412,210)	(730,689)	(109,465)
Contract maintenance charge	(4,400)	(360)	(40,895)	(1,160)	(331)
Transfers among the sub-accounts and with the
Fixed Account - net	80,164	(15,267)	(611,675)	(193,975)	(30,646)
Increase (decrease) in net assets from contract
transactions	(182,777)	(237,874)	(3,057,014)	(925,644)	(140,442)
INCREASE (DECREASE) IN NET ASSETS	9,423	(61,652)	209,230	35,527	(67,163)
NET ASSETS AT BEGINNING OF PERIOD	3,454,246	874,280	16,350,712	6,747,715	539,717
NET ASSETS AT END OF PERIOD	$3,463,669	$812,628	$16,559,942	$6,783,242	$472,554

UNITS OUTSTANDING
Units outstanding at beginning of period	268,338	26,200	369,379	197,447	20,047
Units issued	11,869	64	8,202	8,570	20
Units redeemed	(25,892)	(6,337)	(68,878)	(32,244)	(4,631)
Units outstanding at end of period	254,315	19,927	308,703	173,773	15,436
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Main Street Small Cap Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series II	Invesco V.I. Technology Fund - Series I	Invesco V.I. Technology Fund - Series II	Janus Henderson VIT Forty Portfolio - Institutional Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,925)	$(122,741)	$(42,600)	$(49)	$(4)
Net realized gains (losses)	40,799	574,343	165,343	207	26
Change in unrealized gains (losses)	49,351	315,543	726,160	809	40
Increase (decrease) in net assets from operations	80,225	767,145	848,903	967	62
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,740	—	—	—
Transfers for contract benefits and terminations	(43,640)	(841,519)	(203,400)	(144)	—
Contract maintenance charge	(687)	(21,782)	(949)	—	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	7,518	2,676	(440,721)	(2)	(25)
Increase (decrease) in net assets from contract
transactions	(36,809)	(858,885)	(645,070)	(146)	(26)
INCREASE (DECREASE) IN NET ASSETS	43,416	(91,740)	203,833	821	36
NET ASSETS AT BEGINNING OF PERIOD	719,732	7,545,272	2,928,110	3,111	237
NET ASSETS AT END OF PERIOD	$763,148	$7,453,532	$3,131,943	$3,932	$273

UNITS OUTSTANDING
Units outstanding at beginning of period	10,519	124,352	63,354	72	3
Units issued	124	4,288	491	—	—
Units redeemed	(607)	(17,421)	(12,543)	(3)	—
Units outstanding at end of period	10,036	111,219	51,302	69	3
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Lord Abbett Bond Debenture Portfolio - Class VC	Lord Abbett Fundamental Equity Portfolio - Class VC	Lord Abbett Growth and Income Portfolio - Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3	$(1)	$232,239	$(16,120)	$(40,623)
Net realized gains (losses)	1	125	(124,385)	123,152	621,216
Change in unrealized gains (losses)	5	(78)	176,710	120,493	214,079
Increase (decrease) in net assets from operations	9	46	284,564	227,525	794,672
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	120	1,125	—
Transfers for contract benefits and terminations	—	—	(1,049,066)	(151,183)	(894,076)
Contract maintenance charge	(1)	(4)	(16,171)	(1,994)	(9,473)
Transfers among the sub-accounts and with the
Fixed Account - net	16	93	420,373	(13,295)	(365,176)
Increase (decrease) in net assets from contract
transactions	15	89	(644,744)	(165,347)	(1,268,725)
INCREASE (DECREASE) IN NET ASSETS	24	135	(360,180)	62,178	(474,053)
NET ASSETS AT BEGINNING OF PERIOD	167	734	6,191,795	1,606,521	4,696,800
NET ASSETS AT END OF PERIOD	$191	$869	$5,831,615	$1,668,699	$4,222,747

UNITS OUTSTANDING
Units outstanding at beginning of period	3	21	311,968	51,347	174,511
Units issued	—	2	26,897	2,201	3,561
Units redeemed	—	—	(59,406)	(7,073)	(45,849)
Units outstanding at end of period	3	23	279,459	46,475	132,223
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lord Abbett Growth Opportunities Portfolio - Class VC	Lord Abbett Mid Cap Stock Portfolio - Class VC	LVIP American Century International Fund - Standard Class II	MFS® VIT Growth Series - Initial Class	MFS® VIT Growth Series - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,440)	$(61,465)	$13	$(12,387)	$(966)
Net realized gains (losses)	(122,951)	758,723	26	149,667	18,101
Change in unrealized gains (losses)	756,925	(69,695)	45	94,414	(1,216)
Increase (decrease) in net assets from operations	595,534	627,563	84	231,694	15,919
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,800	930	—	—	—
Transfers for contract benefits and terminations	(445,733)	(741,316)	—	(147,895)	(32,364)
Contract maintenance charge	(5,002)	(7,538)	(5)	(357)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(98,246)	(274,791)	1	(65,794)	(2,289)
Increase (decrease) in net assets from contract
transactions	(547,181)	(1,022,715)	(4)	(214,046)	(34,664)
INCREASE (DECREASE) IN NET ASSETS	48,353	(395,152)	80	17,648	(18,745)
NET ASSETS AT BEGINNING OF PERIOD	2,278,627	5,182,108	7,799	843,710	61,812
NET ASSETS AT END OF PERIOD	$2,326,980	$4,786,956	$7,879	$861,358	$43,067

UNITS OUTSTANDING
Units outstanding at beginning of period	65,771	200,586	320	17,119	1,521
Units issued	1,043	4,685	—	70	9
Units redeemed	(14,308)	(41,576)	—	(3,811)	(710)
Units outstanding at end of period	52,506	163,695	320	13,378	820
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class	MFS® VIT Research Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,489)	$(881)	$(13,520)	$(1,071)	$(2,233)
Net realized gains (losses)	69,250	7,280	(19,243)	(601)	38,331
Change in unrealized gains (losses)	72,425	7,586	84,783	5,160	7,519
Increase (decrease) in net assets from operations	135,186	13,985	52,020	3,488	43,617
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	390	—	—
Transfers for contract benefits and terminations	(18,930)	(909)	(40,051)	—	(85,953)
Contract maintenance charge	(342)	(11)	(524)	(18)	(74)
Transfers among the sub-accounts and with the
Fixed Account - net	2,557	—	(27,393)	663	(56)
Increase (decrease) in net assets from contract
transactions	(16,715)	(920)	(67,578)	645	(86,083)
INCREASE (DECREASE) IN NET ASSETS	118,471	13,065	(15,558)	4,133	(42,466)
NET ASSETS AT BEGINNING OF PERIOD	766,098	80,089	1,002,374	71,189	288,922
NET ASSETS AT END OF PERIOD	$884,569	$93,154	$986,816	$75,322	$246,456

UNITS OUTSTANDING
Units outstanding at beginning of period	22,950	2,373	19,602	2,012	7,971
Units issued	130	—	277	33	7
Units redeemed	(565)	(25)	(1,454)	(15)	(2,330)
Units outstanding at end of period	22,515	2,348	18,425	2,030	5,648
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT Research Series - Service Class	MFS® VIT Total Return Bond Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT Utilities Series - Service Class	MFS® VIT II High Yield Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(419)	$16,903	$390	$416	$13,542
Net realized gains (losses)	2,644	(5,603)	1,410	2,078	(2,239)
Change in unrealized gains (losses)	3,166	(3,098)	2,140	3,474	3,727
Increase (decrease) in net assets from operations	5,391	8,202	3,940	5,968	15,030
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(995)	(76,811)	(662)	—	(17,894)
Contract maintenance charge	(11)	(118)	(15)	(3)	(58)
Transfers among the sub-accounts and with the
Fixed Account - net	2	590	2,849	(1)	583
Increase (decrease) in net assets from contract
transactions	(1,004)	(76,339)	2,172	(4)	(17,369)
INCREASE (DECREASE) IN NET ASSETS	4,387	(68,137)	6,112	5,964	(2,339)
NET ASSETS AT BEGINNING OF PERIOD	32,529	589,174	38,393	61,366	279,399
NET ASSETS AT END OF PERIOD	$36,916	$521,037	$44,505	$67,330	$277,060

UNITS OUTSTANDING
Units outstanding at beginning of period	934	28,153	842	1,723	11,649
Units issued	—	27	59	—	25
Units redeemed	(26)	(3,599)	(15)	—	(736)
Units outstanding at end of period	908	24,581	886	1,723	10,938
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Discovery Portfolio - Class II	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(172,868)	$(116,168)	$237,217	$(21,163)	$(6,992)
Net realized gains (losses)	(1,460,901)	(1,347,326)	(197,830)	4,994	(5,475)
Change in unrealized gains (losses)	5,246,163	3,821,086	204,208	453,698	129,523
Increase (decrease) in net assets from operations	3,612,394	2,357,592	243,595	437,529	117,056
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	1,444	18	180	—
Transfers for contract benefits and terminations	(979,665)	(1,234,459)	(465,357)	(807,590)	(237,784)
Contract maintenance charge	(1,666)	(28,021)	(5,020)	(1,979)	(6,996)
Transfers among the sub-accounts and with the
Fixed Account - net	(432,543)	(352,434)	(18,368)	(130,374)	(9,506)
Increase (decrease) in net assets from contract
transactions	(1,413,814)	(1,613,470)	(488,727)	(939,763)	(254,286)
INCREASE (DECREASE) IN NET ASSETS	2,198,580	744,122	(245,132)	(502,234)	(137,230)
NET ASSETS AT BEGINNING OF PERIOD	10,078,619	6,841,429	2,728,610	7,172,142	1,919,379
NET ASSETS AT END OF PERIOD	$12,277,199	$7,585,551	$2,483,478	$6,669,908	$1,782,149

UNITS OUTSTANDING
Units outstanding at beginning of period	207,898	149,732	114,160	336,308	56,136
Units issued	3,134	4,844	5,646	6,849	887
Units redeemed	(29,251)	(39,141)	(24,312)	(46,822)	(7,798)
Units outstanding at end of period	181,781	115,435	95,494	296,335	49,225

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley VIF Global Strategist Portfolio - Class I	Morgan Stanley VIF Global Strategist Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(440,987)	$(171,229)	$(2,711,456)	$(732,761)	$(28)
Net realized gains (losses)	(405,798)	(126,853)	(14,993,083)	(5,199,873)	107
Change in unrealized gains (losses)	2,720,702	812,477	93,105,857	21,824,427	242
Increase (decrease) in net assets from operations	1,873,917	514,395	75,401,318	15,891,793	321
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	628	1,500	4,275	—	—
Transfers for contract benefits and terminations	(3,585,931)	(1,110,005)	(15,841,788)	(5,258,153)	(813)
Contract maintenance charge	(8,194)	(12,543)	(55,436)	(56,804)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	(380,640)	(185,980)	(4,773,875)	(1,639,685)	3
Increase (decrease) in net assets from contract
transactions	(3,974,137)	(1,307,028)	(20,666,824)	(6,954,642)	(818)
INCREASE (DECREASE) IN NET ASSETS	(2,100,220)	(792,633)	54,734,494	8,937,151	(497)
NET ASSETS AT BEGINNING OF PERIOD	32,192,199	9,853,578	184,070,916	40,761,764	1,794
NET ASSETS AT END OF PERIOD	$30,091,979	$9,060,945	$238,805,410	$49,698,915	$1,297

UNITS OUTSTANDING
Units outstanding at beginning of period	1,642,363	576,370	4,822,648	2,443,446	37
Units issued	42,252	10,903	47,407	33,809	—
Units redeemed	(259,839)	(83,016)	(483,658)	(380,771)	(15)
Units outstanding at end of period	1,424,776	504,257	4,386,397	2,096,484	22
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Neuberger Berman AMT Quality Equity Portfolio - Class I	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	PIMCO VIT Real Return Portfolio - Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(618)	$1,208	$11,827	$15	$16,035
Net realized gains (losses)	2,440	(27,622)	(3,600)	—	(24,226)
Change in unrealized gains (losses)	7,585	33,820	5,619	14	14,074
Increase (decrease) in net assets from operations	9,407	7,406	13,846	29	5,883
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(18,887)	(28,353)	(6,023)	—	(132,807)
Contract maintenance charge	(7)	(1,234)	(823)	(3)	(6,190)
Transfers among the sub-accounts and with the
Fixed Account - net	18,887	20,579	(2,539)	84	48,709
Increase (decrease) in net assets from contract
transactions	(7)	(9,008)	(9,385)	81	(90,288)
INCREASE (DECREASE) IN NET ASSETS	9,400	(1,602)	4,461	110	(84,405)
NET ASSETS AT BEGINNING OF PERIOD	39,445	322,067	250,343	730	2,055,681
NET ASSETS AT END OF PERIOD	$48,845	$320,465	$254,804	$840	$1,971,276

UNITS OUTSTANDING
Units outstanding at beginning of period	2,540	49,115	15,403	40	152,328
Units issued	—	3,521	215	4	11,191
Units redeemed	—	(4,768)	(803)	—	(18,030)
Units outstanding at end of period	2,540	47,868	14,815	44	145,489
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	PIMCO VIT Total Return Portfolio - Advisor Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT Core Equity Fund - Class IB	Putnam VT Diversified Income Fund - Class IB	Putnam VT Emerging Markets Equity Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$92,002	$10	$(314,782)	$385,121	$1,706
Net realized gains (losses)	(169,990)	—	3,818,610	(500,751)	81,695
Change in unrealized gains (losses)	103,907	(5)	5,605,549	470,054	630,578
Increase (decrease) in net assets from operations	25,919	5	9,109,377	354,424	713,979
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	6,260	1,301	8,542
Transfers for contract benefits and terminations	(883,970)	—	(4,798,072)	(936,663)	(662,781)
Contract maintenance charge	(13,371)	(1)	(69,937)	(13,228)	(19,174)
Transfers among the sub-accounts and with the
Fixed Account - net	214,960	(1)	(592,411)	270,067	(52,387)
Increase (decrease) in net assets from contract
transactions	(682,381)	(2)	(5,454,160)	(678,523)	(725,800)
INCREASE (DECREASE) IN NET ASSETS	(656,462)	3	3,655,217	(324,099)	(11,821)
NET ASSETS AT BEGINNING OF PERIOD	4,538,594	379	38,355,651	8,562,425	5,272,074
NET ASSETS AT END OF PERIOD	$3,882,132	$382	$42,010,868	$8,238,326	$5,260,253

UNITS OUTSTANDING
Units outstanding at beginning of period	321,066	23	1,244,250	459,382	365,516
Units issued	17,707	—	16,963	35,565	9,359
Units redeemed	(66,094)	—	(172,163)	(73,176)	(59,398)
Units outstanding at end of period	272,679	23	1,089,050	421,771	315,477
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Focused International Equity Fund - Class IB	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Asset Allocation Fund - Class IB	Putnam VT Global Health Care Fund - Class IB	Putnam VT Government Money Market Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$36,428	$(105,483)	$83,400	$(164,625)	$796,117
Net realized gains (losses)	(124,208)	1,579,021	419,686	1,260,470	—
Change in unrealized gains (losses)	357,498	3,530,365	1,202,713	(897,022)	—
Increase (decrease) in net assets from operations	269,718	5,003,903	1,705,799	198,823	796,117
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,505	1,700	54	11,488	9,794
Transfers for contract benefits and terminations	(1,563,477)	(4,942,091)	(1,958,611)	(2,386,499)	(8,159,979)
Contract maintenance charge	(26,244)	(67,946)	(25,954)	(38,711)	(93,707)
Transfers among the sub-accounts and with the
Fixed Account - net	(64,298)	613,819	181,162	(177,867)	12,248,462
Increase (decrease) in net assets from contract
transactions	(1,652,514)	(4,394,518)	(1,803,349)	(2,591,589)	4,004,570
INCREASE (DECREASE) IN NET ASSETS	(1,382,796)	609,385	(97,550)	(2,392,766)	4,800,687
NET ASSETS AT BEGINNING OF PERIOD	13,215,300	35,148,633	12,236,228	17,522,530	27,372,693
NET ASSETS AT END OF PERIOD	$11,832,504	$35,758,018	$12,138,678	$15,129,764	$32,173,380

UNITS OUTSTANDING
Units outstanding at beginning of period	779,306	1,389,930	466,015	381,012	2,979,312
Units issued	15,669	43,748	12,247	6,005	1,358,338
Units redeemed	(115,930)	(201,554)	(76,116)	(59,847)	(938,847)
Units outstanding at end of period	679,045	1,232,124	402,146	327,170	3,398,803
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT High Yield Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT International Equity Fund - Class IB	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Growth Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$481,978	$1,021,764	$231,537	$66,339	$(1,592,000)
Net realized gains (losses)	(299,945)	(1,802,978)	468,513	79,642	11,497,138
Change in unrealized gains (losses)	486,697	973,791	(85,993)	95,941	19,192,991
Increase (decrease) in net assets from operations	668,730	192,577	614,057	241,922	29,098,129
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,073	1,143	7,898	7,840	21,277
Transfers for contract benefits and terminations	(1,828,332)	(4,245,270)	(4,288,930)	(674,070)	(12,635,852)
Contract maintenance charge	(25,043)	(57,126)	(60,764)	(12,712)	(184,191)
Transfers among the sub-accounts and with the
Fixed Account - net	47,350	854,093	554,840	(143,714)	(1,431,485)
Increase (decrease) in net assets from contract
transactions	(1,804,952)	(3,447,160)	(3,786,956)	(822,656)	(14,230,251)
INCREASE (DECREASE) IN NET ASSETS	(1,136,222)	(3,254,583)	(3,172,899)	(580,734)	14,867,878
NET ASSETS AT BEGINNING OF PERIOD	11,590,566	25,953,425	36,672,027	6,302,168	97,743,296
NET ASSETS AT END OF PERIOD	$10,454,344	$22,698,842	$33,499,128	$5,721,434	$112,611,174

UNITS OUTSTANDING
Units outstanding at beginning of period	432,421	1,585,734	2,056,215	332,012	3,994,520
Units issued	20,176	103,770	76,670	8,605	79,821
Units redeemed	(85,053)	(306,835)	(264,601)	(48,641)	(579,584)
Units outstanding at end of period	367,544	1,382,669	1,868,284	291,976	3,494,757
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Large Cap Value Fund - Class IB	Putnam VT Mortgage Securities Fund - Class IB	Putnam VT Research Fund - Class IB	Putnam VT Small Cap Growth Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(434,236)	$287,597	$(197,125)	$(41,777)	$(119,590)
Net realized gains (losses)	13,313,203	(562,873)	2,122,391	117,829	769,334
Change in unrealized gains (losses)	9,027,153	463,738	2,306,782	491,974	279,742
Increase (decrease) in net assets from operations	21,906,120	188,462	4,232,048	568,026	929,486
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,287	605	7,424	—	3,270
Transfers for contract benefits and terminations	(18,497,218)	(962,743)	(2,689,665)	(427,952)	(2,709,411)
Contract maintenance charge	(243,585)	(12,149)	(37,825)	(8,134)	(26,454)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,149,193)	180,373	(212,981)	(193,850)	(55)
Increase (decrease) in net assets from contract
transactions	(19,872,709)	(793,914)	(2,933,047)	(629,936)	(2,732,650)
INCREASE (DECREASE) IN NET ASSETS	2,033,411	(605,452)	1,299,001	(61,910)	(1,803,164)
NET ASSETS AT BEGINNING OF PERIOD	130,291,097	5,490,279	18,259,146	2,893,972	22,209,554
NET ASSETS AT END OF PERIOD	$132,324,508	$4,884,827	$19,558,147	$2,832,062	$20,406,390

UNITS OUTSTANDING
Units outstanding at beginning of period	2,788,701	366,219	489,176	57,204	457,294
Units issued	94,344	22,837	13,790	1,455	15,005
Units redeemed	(439,945)	(73,997)	(80,506)	(12,540)	(65,851)
Units outstanding at end of period	2,443,100	315,059	422,460	46,119	406,448
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65,768)	$(870,927)	$79,064	$143,165	$(7,234)
Net realized gains (losses)	55,595	4,233,422	(10,647)	163,669	(19,771)
Change in unrealized gains (losses)	616,023	10,360,105	131,633	(691,160)	(35,841)
Increase (decrease) in net assets from operations	605,850	13,722,600	200,050	(384,326)	(62,846)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	49,077	850	4,211	—
Transfers for contract benefits and terminations	(778,193)	(8,387,293)	(352,582)	(2,631,983)	(61,150)
Contract maintenance charge	(11,392)	(160,762)	(10,546)	(30,931)	(482)
Transfers among the sub-accounts and with the
Fixed Account - net	(118,735)	(1,253,704)	137,593	609,553	35,515
Increase (decrease) in net assets from contract
transactions	(908,320)	(9,752,682)	(224,685)	(2,049,150)	(26,117)
INCREASE (DECREASE) IN NET ASSETS	(302,470)	3,969,918	(24,635)	(2,433,476)	(88,963)
NET ASSETS AT BEGINNING OF PERIOD	4,608,168	67,227,926	3,476,288	19,329,982	504,516
NET ASSETS AT END OF PERIOD	$4,305,698	$71,197,844	$3,451,653	$16,896,506	$415,553

UNITS OUTSTANDING
Units outstanding at beginning of period	90,371	2,054,472	96,243	963,641	21,412
Units issued	5,970	21,893	5,529	56,591	2,606
Units redeemed	(21,800)	(274,883)	(11,356)	(151,423)	(3,810)
Units outstanding at end of period	74,541	1,801,482	90,416	868,809	20,208
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

Templeton Growth VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,443)
Net realized gains (losses)	3,896
Change in unrealized gains (losses)	10,234
Increase (decrease) in net assets from operations	12,687
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—
Transfers for contract benefits and terminations	(30,184)
Contract maintenance charge	(122)
Transfers among the sub-accounts and with the
Fixed Account - net	2,742
Increase (decrease) in net assets from contract
transactions	(27,564)
INCREASE (DECREASE) IN NET ASSETS	(14,877)
NET ASSETS AT BEGINNING OF PERIOD	309,109
NET ASSETS AT END OF PERIOD	$294,232

UNITS OUTSTANDING
Units outstanding at beginning of period	11,692
Units issued	96
Units redeemed	(1,033)
Units outstanding at end of period	10,755
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC”, formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of Allstate Life Insurance Company (“ALIC”). Subsequently, Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Financial Advisors Separate Account I.
Everlake Financial Advisors Separate Account I (the “Account”, formerly known as Allstate Financial Advisors Separate Account I), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALIC completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ELIC’s contractual obligations to the contractholders. ELIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ELIC.
ELIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

Absent any Contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (“Fund” or “Funds”) in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Bond Portfolio 2027
Alliance Bernstein VPS International Value Portfolio - Class B	AST Bond Portfolio 2028*
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	AST Bond Portfolio 2029*
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Bond Portfolio 2030
AST Aggressive Asset Allocation Portfolio	AST Bond Portfolio 2031
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2032
AST Bond Portfolio 2025	AST Bond Portfolio 2033*
AST Bond Portfolio 2026	AST Bond Portfolio 2034*

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2035*	Fidelity® VIP Mid Cap Portfolio - Service Class 2
AST Bond Portfolio 2036	Fidelity® VIP Overseas Portfolio - Initial Class
AST ClearBridge Dividend Growth Portfolio	Fidelity® VIP Overseas Portfolio - Service Class 2*
AST Cohen & Steers Realty Portfolio	Franklin DynaTech VIP Fund - Class 2
AST Core Fixed Income Portfolio	Franklin Growth and Income VIP Fund - Class 2
AST Emerging Markets Equity Portfolio	Franklin Income VIP Fund - Class 2
AST Global Bond Portfolio	Franklin Large Cap Growth VIP Fund - Class 2
AST Government Money Market Portfolio	Franklin Mutual Global Discovery VIP Fund - Class 2
AST High Yield Portfolio	Franklin Mutual Shares VIP Fund - Class 2
AST International Equity Portfolio	Franklin Small Cap Value VIP Fund - Class 2
AST Investment Grade Bond Portfolio	Franklin Small-Mid Cap Growth VIP Fund - Class 2
AST J.P. Morgan Conservative Multi-Asset Portfolio	Franklin U.S. Government Securities VIP Fund - Class 2
AST J.P. Morgan Moderate Multi-Asset Portfolio	Goldman Sachs VIT International Equity Insights Fund - Institutional Class*
AST Large-Cap Equity Portfolio	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
AST Large-Cap Growth Portfolio	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
AST Large-Cap Value Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
AST MFS Global Equity Portfolio	Goldman Sachs VIT Strategic Growth Fund - Institutional Class
AST Multi-Asset Diversified Plus Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
AST Multi-Asset Diversified Portfolio	Invesco V.I. American Franchise Fund - Series I
AST PGIM Aggressive Multi-Asset Portfolio	Invesco V.I. American Franchise Fund - Series II
AST Preservation Asset Allocation Portfolio	Invesco V.I. American Value Fund - Series I
AST Quantitative Modeling Portfolio*	Invesco V.I. American Value Fund - Series II
AST Small-Cap Equity Portfolio	Invesco V.I. Comstock Fund - Series I
AST T. Rowe Price Natural Resources Portfolio	Invesco V.I. Comstock Fund - Series II
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Core Equity Fund - Series I
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*	Invesco V.I. Core Equity Fund - Series II
BNY Mellon VIF, Government Money Market Portfolio	Invesco V.I. Core Plus Bond Fund - Series I
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	Invesco V.I. Core Plus Bond Fund - Series II
DWS Capital Growth VIP - Class A	Invesco V.I. Discovery Large Cap Fund - Series I
DWS Core Equity VIP - Class A	Invesco V.I. Discovery Large Cap Fund - Series II
DWS CROCI® International VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
DWS Global Income Builder VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
DWS Global Small Cap VIP - Class A	Invesco V.I. Diversified Dividend Fund - Series I
DWS Government Money Market VIP - Class A	Invesco V.I. Diversified Dividend Fund - Series II
DWS Small Mid Cap Growth VIP - Class A	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Federated Hermes Government Money Fund II	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2*	Invesco V.I. Equity and Income Fund - Series I
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Invesco V.I. Equity and Income Fund - Series II
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Invesco V.I. EQV International Equity Fund - Series I
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Invesco V.I. EQV International Equity Fund - Series II
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Invesco V.I. Global Core Equity Fund - Series I
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	Invesco V.I. Global Core Equity Fund - Series II
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Invesco V.I. Global Fund - Series I
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Invesco V.I. Global Fund - Series II
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Invesco V.I. Global Strategic Income Fund - Series I
Fidelity® VIP Government Money Market Portfolio - Initial Class	Invesco V.I. Global Strategic Income Fund - Series II
Fidelity® VIP Government Money Market Portfolio - Service Class 2	Invesco V.I. Government Money Market Fund - Series I
Fidelity® VIP Growth & Income Portfolio - Service Class 2	Invesco V.I. Government Money Market Fund - Series II
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Invesco V.I. Government Securities Fund - Series I
Fidelity® VIP Growth Portfolio - Initial Class	Invesco V.I. Government Securities Fund - Series II
Fidelity® VIP Growth Portfolio - Service Class 2	Invesco V.I. Growth and Income Fund - Series II
Fidelity® VIP High Income Portfolio - Initial Class	Invesco V.I. High Yield Fund - Series I
Fidelity® VIP High Income Portfolio - Service Class 2	Invesco V.I. High Yield Fund - Series II
Fidelity® VIP Index 500 Portfolio - Initial Class	Invesco V.I. International Growth Fund - Series II*
Fidelity® VIP Index 500 Portfolio - Service Class 2	Invesco V.I. Main Street Fund® - Series I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Invesco V.I. Main Street Fund® - Series II
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	Invesco V.I. Main Street Mid Cap Fund® - Series I

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Main Street Mid Cap Fund® - Series II	PIMCO VIT Real Return Portfolio - Advisor Class
Invesco V.I. Main Street Small Cap Fund® - Series I	PIMCO VIT Total Return Portfolio - Advisor Class
Invesco V.I. Main Street Small Cap Fund® - Series II	PIMCO VIT Total Return Portfolio - Institutional Class
Invesco V.I. Technology Fund - Series I	ProFund VP Communication Services*
Invesco V.I. Technology Fund - Series II	ProFund VP Consumer Discretionary*
Janus Henderson VIT Forty Portfolio - Institutional Shares*	ProFund VP Consumer Staples*
Janus Henderson VIT Global Research Portfolio - Service Shares*	ProFund VP Financials*
Janus Henderson VIT Overseas Portfolio - Service Shares*	ProFund VP Health Care*
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares*	ProFund VP Industrials*
Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I*	ProFund VP Large-Cap Growth*
Lord Abbett Bond Debenture Portfolio - Class VC	ProFund VP Large-Cap Value*
Lord Abbett Fundamental Equity Portfolio - Class VC	ProFund VP Mid-Cap Growth*
Lord Abbett Growth and Income Portfolio - Class VC	ProFund VP Mid-Cap Value*
Lord Abbett Growth Opportunities Portfolio - Class VC	ProFund VP Real Estate*
Lord Abbett Mid Cap Stock Portfolio - Class VC	ProFund VP Small-Cap Growth*
LVIP American Century Balanced Fund - Standard Class II *	ProFund VP Small-Cap Value*
LVIP American Century International Fund - Standard Class II	ProFund VP Utilities*
MFS® VIT Growth Series - Initial Class	Putnam VT Core Equity Fund - Class IB
MFS® VIT Growth Series - Service Class	Putnam VT Diversified Income Fund - Class IB
MFS® VIT Investors Trust Series - Initial Class	Putnam VT Emerging Markets Equity Fund - Class IB
MFS® VIT Investors Trust Series - Service Class	Putnam VT Focused International Equity Fund - Class IB
MFS® VIT New Discovery Series - Initial Class	Putnam VT George Putnam Balanced Fund - Class IB
MFS® VIT New Discovery Series - Service Class	Putnam VT Global Asset Allocation Fund - Class IB
MFS® VIT Research Series - Initial Class	Putnam VT Global Health Care Fund - Class IB
MFS® VIT Research Series - Service Class	Putnam VT Government Money Market Fund - Class IB
MFS® VIT Total Return Bond Series - Initial Class	Putnam VT High Yield Fund - Class IB
MFS® VIT Utilities Series - Initial Class	Putnam VT Income Fund - Class IB
MFS® VIT Utilities Series - Service Class	Putnam VT International Equity Fund - Class IB
MFS® VIT II High Yield Portfolio - Initial Class	Putnam VT International Value Fund - Class IB
Morgan Stanley VIF Discovery Portfolio - Class I	Putnam VT Large Cap Growth Fund - Class IB
Morgan Stanley VIF Discovery Portfolio - Class II	Putnam VT Large Cap Value Fund - Class IB
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Putnam VT Mortgage Securities Fund - Class IB
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Putnam VT Research Fund - Class IB
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	Putnam VT Small Cap Growth Fund - Class IB
Morgan Stanley VIF Global Strategist Portfolio - Class I	Putnam VT Small Cap Value Fund - Class IB
Morgan Stanley VIF Global Strategist Portfolio - Class II	Putnam VT Sustainable Future Fund - Class IB
Morgan Stanley VIF Growth Portfolio - Class I	Putnam VT Sustainable Leaders Fund - Class IB
Morgan Stanley VIF Growth Portfolio - Class II	Rydex VT NASDAQ-100® Fund*
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	Templeton Developing Markets VIP Fund - Class 2
Neuberger Berman AMT Quality Equity Portfolio - Class I	Templeton Foreign VIP Fund - Class 2
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	Templeton Global Bond VIP Fund - Class 2
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	Templeton Growth VIP Fund - Class 2
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class

(*) Sub-account was available, but had no net assets as of December 31, 2025.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the Separate Account’s segments are the same as those described in the summary of significant accounting policies (see Note 3).
The Separate Account has identified the Chief Executive Officer of ELIC as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statements of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets, Financial Highlights and the related footnotes for each subaccount’s operating segment results. All assets and revenue are generated in the U.S. and there is no customer greater than 10% of the results for all periods presented.
Subsequent Event - Subsequent events were evaluated through April 6, 2026.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the years ended December 31, 2025 and 2024.
The following sub-account was launched during the year ended December 31, 2025:

Date:	Fund name:
January 2, 2025	AST Bond Portfolio 2036
The following sub-account was launched during the year ended December 31, 2024:

Date:	Fund name:
January 2, 2024	AST Bond Portfolio 2035
The following sub-account was liquidated during the year ended December 31, 2025:

Date:	Fund name:
December 31, 2025	AST Bond Portfolio 2025
The following sub-accounts were liquidated during the year ended December 31, 2024:

Date:	Fund name:
January 2, 2024	AST Bond Portfolio 2023
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class I
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
December 31, 2024	AST Bond Portfolio 2024

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. The Merged from sub-account ceases operations from the effective merger date.

Merger date:	Merged from:	Merged to:
January 10, 2025	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
February 7, 2025	AST High Yield Portfolio	AST Core Fixed Income Portfolio
February 7, 2025	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
April 26, 2024	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Equity and Income Fund - Series I
April 26, 2024	Invesco V.I. Conservative Balanced Fund - Series II	Invesco V.I. Equity and Income Fund - Series II
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Small-Cap Value Portfolio	AST Small-Cap Equity Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
The following sub-account changes occurred during the year ended December 31, 2025:

New fund name:	Old fund name:
AST Aggressive Asset Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
AST Large-Cap Equity Portfolio	AST Large-Cap Core Portfolio
AST Multi-Asset Diversified Plus Portfolio	AST Academic Strategies Asset Allocation Portfolio
AST Multi-Asset Diversified Portfolio	AST Advanced Strategies Portfolio
AST PGIM Aggressive Multi-Asset Portfolio	AST Prudential Growth Allocation Portfolio
Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2	Fidelity® VIP Asset Manager Growth Portfolio - Service Class 2
Invesco V.I. Discovery Large Cap Fund - Series I	Invesco V.I. Capital Appreciation Fund - Series I
Invesco V.I. Discovery Large Cap Fund - Series II	Invesco V.I. Capital Appreciation Fund - Series II
Invesco V.I. International Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II
Neuberger Berman AMT Quality Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class I
The following sub-account name changes occurred during the year ended December 31, 2024:

New fund name:	Old fund name:
AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
AST Small-Cap Equity Portfolio	AST Small-Cap Growth Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
LVIP American Century International Fund - Standard Class II	American Century VP International Class I
LVIP American Century Balanced Fund - Standard Class II	American Century VP Balanced - Class I

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. ELIC joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by ELIC and may result in additional amounts being transferred into the Account by ELIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ELIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ELIC. A payable is established for amounts payable to ELIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statements of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. This charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets, but is remitted to ELIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts a charge daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statements of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. ELIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ELIC deducts an administrative expense charge daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statements of Operations.
Contract Maintenance Charge - ELIC deducts an annual contract maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ELIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2025 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$616,001
Alliance Bernstein VPS International Value Portfolio - Class B	138,568
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	3,904,293
Alliance Bernstein VPS Relative Value Portfolio - Class B	3,882,827
AST Aggressive Asset Allocation Portfolio	158,109
AST Balanced Asset Allocation Portfolio	176,296
AST Bond Portfolio 2025	404,083
AST Bond Portfolio 2026	448,050
AST Bond Portfolio 2027	—
AST Bond Portfolio 2030	30,158
AST Bond Portfolio 2031	—
AST Bond Portfolio 2032	—
AST Bond Portfolio 2034	12,805
AST Bond Portfolio 2035	771,599
AST Bond Portfolio 2036	27,770
AST Cohen & Steers Realty Portfolio	—
AST Core Fixed Income Portfolio	40,277
AST Emerging Markets Equity Portfolio	—
AST Global Bond Portfolio	—
AST Government Money Market Portfolio	2,140,084
AST High Yield Portfolio	97
AST International Equity Portfolio	3,055
AST Investment Grade Bond Portfolio	220,522
AST J.P. Morgan Conservative Multi-Asset Portfolio	26,844
AST J.P. Morgan Moderate Multi-Asset Portfolio	3,017
AST Large-Cap Equity Portfolio	21,654
AST Large-Cap Growth Portfolio	38,313
AST Large-Cap Value Portfolio	—
AST MFS Global Equity Portfolio	—
AST Multi-Asset Diversified Plus Portfolio	28,582
AST Multi-Asset Diversified Portfolio	4,786

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
AST PGIM Aggressive Multi-Asset Portfolio	$230,331
AST Preservation Asset Allocation Portfolio	499,392
AST Small-Cap Equity Portfolio	—
BNY Mellon Stock Index Fund, Inc.	24,862
BNY Mellon VIF, Government Money Market Portfolio	309,777
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	4,550
DWS Capital Growth VIP - Class A	248,509
DWS Core Equity VIP - Class A	192,995
DWS CROCI® International VIP - Class A	9,260
DWS Global Income Builder VIP - Class A	155,643
DWS Global Small Cap VIP - Class A	61,615
DWS Government Money Market VIP - Class A	107,037
DWS Small Mid Cap Growth VIP - Class A	23,806
Federated Hermes Government Money Fund II	65,266
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	694,952
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	4,842,451
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	28,988
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	29,574
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	111,505
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	114,824
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	42,863
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	21,867
Fidelity® VIP Government Money Market Portfolio - Initial Class	8,261,803
Fidelity® VIP Government Money Market Portfolio - Service Class 2	14,512,526
Fidelity® VIP Growth & Income Portfolio - Service Class 2	585,014
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	130,559
Fidelity® VIP Growth Portfolio - Initial Class	509,466
Fidelity® VIP Growth Portfolio - Service Class 2	18,026
Fidelity® VIP High Income Portfolio - Initial Class	9,709
Fidelity® VIP High Income Portfolio - Service Class 2	122,159
Fidelity® VIP Index 500 Portfolio - Initial Class	122,379
Fidelity® VIP Index 500 Portfolio - Service Class 2	248,595
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	18,132
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	12
Fidelity® VIP Mid Cap Portfolio - Service Class 2	927,345
Fidelity® VIP Overseas Portfolio - Initial Class	44,988
Fidelity® VIP Overseas Portfolio - Service Class 2	—
Franklin DynaTech VIP Fund - Class 2	91,496
Franklin Growth and Income VIP Fund - Class 2	1,631,316
Franklin Income VIP Fund - Class 2	3,957,547
Franklin Large Cap Growth VIP Fund - Class 2	2,427,995
Franklin Mutual Global Discovery VIP Fund - Class 2	731,312
Franklin Mutual Shares VIP Fund - Class 2	3,463,604
Franklin Small Cap Value VIP Fund - Class 2	1,445,464
Franklin Small-Mid Cap Growth VIP Fund - Class 2	73,886
Franklin U.S. Government Securities VIP Fund - Class 2	759,526
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	203,885
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	137,394
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	311,146
Goldman Sachs VIT Strategic Growth Fund - Institutional Class	1,433
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	293,811
Invesco V.I. American Franchise Fund - Series I	9,801,268
Invesco V.I. American Franchise Fund - Series II	2,289,921

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. American Value Fund - Series I	$5,781,563
Invesco V.I. American Value Fund - Series II	2,277,711
Invesco V.I. Comstock Fund - Series I	3,403,863
Invesco V.I. Comstock Fund - Series II	6,335,718
Invesco V.I. Core Equity Fund - Series I	5,510,570
Invesco V.I. Core Equity Fund - Series II	60,515
Invesco V.I. Core Plus Bond Fund - Series I	806,132
Invesco V.I. Core Plus Bond Fund - Series II	680,663
Invesco V.I. Discovery Large Cap Fund - Series I	519,902
Invesco V.I. Discovery Large Cap Fund - Series II	2,121,031
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	617,519
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	1,306,237
Invesco V.I. Diversified Dividend Fund - Series I	8,625,174
Invesco V.I. Diversified Dividend Fund - Series II	2,232,526
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	3,531,517
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	3,966,264
Invesco V.I. Equity and Income Fund - Series I	2,335,942
Invesco V.I. Equity and Income Fund - Series II	1,650,167
Invesco V.I. EQV International Equity Fund - Series I	1,165,514
Invesco V.I. EQV International Equity Fund - Series II	142,117
Invesco V.I. Global Core Equity Fund - Series I	1,806,665
Invesco V.I. Global Core Equity Fund - Series II	776,114
Invesco V.I. Global Fund - Series I	449,792
Invesco V.I. Global Fund - Series II	1,375,554
Invesco V.I. Global Strategic Income Fund - Series I	28,969
Invesco V.I. Global Strategic Income Fund - Series II	1,568,260
Invesco V.I. Government Money Market Fund - Series I	792,601
Invesco V.I. Government Money Market Fund - Series II	2
Invesco V.I. Government Securities Fund - Series I	229,136
Invesco V.I. Government Securities Fund - Series II	2,972
Invesco V.I. Growth and Income Fund - Series II	2,488,887
Invesco V.I. High Yield Fund - Series I	559,635
Invesco V.I. High Yield Fund - Series II	307,109
Invesco V.I. Main Street Fund® - Series I	49,460
Invesco V.I. Main Street Fund® - Series II	1,566,287
Invesco V.I. Main Street Mid Cap Fund® - Series I	662,008
Invesco V.I. Main Street Mid Cap Fund® - Series II	46,758
Invesco V.I. Main Street Small Cap Fund® - Series I	93,122
Invesco V.I. Main Street Small Cap Fund® - Series II	1,144,178
Invesco V.I. Technology Fund - Series I	527,955
Invesco V.I. Technology Fund - Series II	584
Janus Henderson VIT Forty Portfolio - Institutional Shares	—
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	—
Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	—
Lord Abbett Bond Debenture Portfolio - Class VC	621,889
Lord Abbett Fundamental Equity Portfolio - Class VC	190,656
Lord Abbett Growth and Income Portfolio - Class VC	593,841
Lord Abbett Growth Opportunities Portfolio - Class VC	645,786
Lord Abbett Mid Cap Stock Portfolio - Class VC	595,725
LVIP American Century International Fund - Standard Class II	106
MFS® VIT Growth Series - Initial Class	147,307
MFS® VIT Growth Series - Service Class	8,777
MFS® VIT Investors Trust Series - Initial Class	398,714

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
MFS® VIT Investors Trust Series - Service Class	$41,727
MFS® VIT New Discovery Series - Initial Class	59,666
MFS® VIT New Discovery Series - Service Class	946
MFS® VIT Research Series - Initial Class	62,808
MFS® VIT Research Series - Service Class	8,251
MFS® VIT Total Return Bond Series - Initial Class	24,139
MFS® VIT Utilities Series - Initial Class	2,001
MFS® VIT Utilities Series - Service Class	2,964
MFS® VIT II High Yield Portfolio - Initial Class	19,490
Morgan Stanley VIF Discovery Portfolio - Class I	475,019
Morgan Stanley VIF Discovery Portfolio - Class II	563,389
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	439,086
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	433,169
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	98,981
Morgan Stanley VIF Global Strategist Portfolio - Class I	2,110,593
Morgan Stanley VIF Global Strategist Portfolio - Class II	720,902
Morgan Stanley VIF Growth Portfolio - Class I	5,636,681
Morgan Stanley VIF Growth Portfolio - Class II	1,237,938
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	176
Neuberger Berman AMT Quality Equity Portfolio - Class I	3,085
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	61,934
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	59,513
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	16
PIMCO VIT Real Return Portfolio - Advisor Class	814,170
PIMCO VIT Total Return Portfolio - Advisor Class	488,234
PIMCO VIT Total Return Portfolio - Institutional Class	16
Putnam VT Core Equity Fund - Class IB	4,515,108
Putnam VT Diversified Income Fund - Class IB	703,727
Putnam VT Emerging Markets Equity Fund - Class IB	138,942
Putnam VT Focused International Equity Fund - Class IB	476,697
Putnam VT George Putnam Balanced Fund - Class IB	3,709,681
Putnam VT Global Asset Allocation Fund - Class IB	1,920,367
Putnam VT Global Health Care Fund - Class IB	1,254,284
Putnam VT Government Money Market Fund - Class IB	5,699,282
Putnam VT High Yield Fund - Class IB	1,058,096
Putnam VT Income Fund - Class IB	2,106,593
Putnam VT International Equity Fund - Class IB	3,244,207
Putnam VT International Value Fund - Class IB	182,306
Putnam VT Large Cap Growth Fund - Class IB	12,520,182
Putnam VT Large Cap Value Fund - Class IB	14,347,012
Putnam VT Mortgage Securities Fund - Class IB	692,265
Putnam VT Research Fund - Class IB	1,551,351
Putnam VT Small Cap Growth Fund - Class IB	446,328
Putnam VT Small Cap Value Fund - Class IB	2,573,097
Putnam VT Sustainable Future Fund - Class IB	903,655
Putnam VT Sustainable Leaders Fund - Class IB	9,170,118
Templeton Developing Markets VIP Fund - Class 2	204,161
Templeton Foreign VIP Fund - Class 2	2,142,268
Templeton Global Bond VIP Fund - Class 2	28,682
Templeton Growth VIP Fund - Class 2	19,864

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
ELIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statements of Net Assets may differ from the values disclosed herein because the values in the Statements of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2025	78	$45.58	-	59.37	$4,150	0.59%	1.29	-	2.44%	0.15	-	1.32%
2024	92	45.51	-	58.60	4,859	0.64	1.29	-	2.44	7.04	-	8.30
2023	106	41.19	-	54.11	5,176	0.79	1.29	-	2.59	13.87	-	15.36
2022	130	36.18	-	46.91	5,541	0.83	1.29	-	2.59	(17.98)	-	(16.90)
2021	150	44.11	-	56.45	7,786	0.60	1.29	-	2.59	32.12	-	33.86

Alliance Bernstein VPS International Value Portfolio - Class B
2025	205	13.09	-	17.19	3,229	2.14	1.29	-	2.59	37.64	-	39.46
2024	277	9.51	-	12.33	3,131	2.28	1.29	-	2.59	2.10	-	3.45
2023	299	9.31	-	11.92	3,271	0.67	1.29	-	2.59	11.89	-	13.36
2022	351	8.32	-	10.51	3,399	4.11	1.29	-	2.59	(16.01)	-	(14.90)
2021	404	9.91	-	12.35	4,624	1.64	1.29	-	2.59	8.00	-	9.43

Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
2025	579	55.61	-	69.25	27,842	—	0.70	-	2.59	9.95	-	12.06
2024	705	49.62	-	62.99	30,778	—	0.70	-	2.59	21.72	-	24.08
2023	828	39.99	-	51.75	29,269	—	0.70	-	2.59	31.33	-	33.85
2022	913	29.88	-	39.40	24,442	—	0.70	-	2.59	(30.52)	-	(29.18)
2021	1,052	42.19	-	56.71	40,156	—	0.70	-	2.59	25.34	-	27.75

Alliance Bernstein VPS Relative Value Portfolio - Class B
2025	740	40.36	-	57.62	29,528	0.89	0.70	-	2.44	7.53	-	9.43
2024	823	37.54	-	52.65	30,367	1.24	0.70	-	2.44	10.02	-	11.97
2023	931	33.06	-	47.02	31,118	1.28	0.70	-	2.59	8.86	-	10.94
2022	1,074	30.37	-	42.38	32,794	1.08	0.70	-	2.59	(6.87)	-	(5.08)
2021	1,206	32.61	-	44.65	39,225	0.63	0.70	-	2.59	24.55	-	26.95

AST Aggressive Asset Allocation Portfolio
2025	77	23.33	-	28.74	1,990	—	1.15	-	2.30	13.55	-	14.85
2024	87	20.54	-	25.02	1,962	—	1.15	-	2.30	11.81	-	13.09
2023	92	18.37	-	22.13	1,878	—	1.15	-	2.30	15.44	-	16.75
2022	104	15.92	-	18.95	1,827	—	1.15	-	2.30	(18.77)	-	(17.85)
2021	124	19.59	-	23.07	2,646	—	1.15	-	2.30	14.34	-	15.65

AST Balanced Asset Allocation Portfolio
2025	229	19.63	-	26.23	5,487	—	1.00	-	2.60	11.45	-	13.21
2024	322	17.46	-	23.17	6,896	—	1.00	-	2.65	8.99	-	10.79
2023	244	16.02	-	20.92	4,743	—	1.00	-	2.65	12.78	-	14.62
2022	295	14.21	-	18.25	5,038	—	1.00	-	2.65	(18.42)	-	(17.09)
2021	308	18.30	-	22.01	6,373	—	1.00	-	2.30	10.30	-	11.73

AST Bond Portfolio 2025 (sub-account liquidated on December 31, 2025)
2025	—	11.97	-	12.70	—	—	1.50	-	2.00	2.30	-	2.80
2024	21	11.70	-	12.35	257	—	1.50	-	2.00	3.28	-	3.79
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2026
2025	25	$10.26	-	10.83	$263	—%	1.50	-	2.00%	3.13	-	3.64%
2024	16	10.45	-	10.45	170	—	1.50	-	1.50	3.01	-	3.01
2023	17	10.14	-	10.14	168	—	1.50	-	1.50	4.37	-	4.37
2022	11	9.72	-	9.72	106	—	1.50	-	1.50	(12.01)	-	(12.01)
2021	12	11.05	-	11.05	136	—	1.50	-	1.50	(5.27)	-	(5.27)

AST Bond Portfolio 2027
2025	5	10.52	-	10.52	55	—	1.50	-	1.50	4.42	-	4.42
2024	5	10.07	-	10.07	53	—	1.50	-	1.50	2.24	-	2.24
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2030
2025	2	10.77	-	10.77	17	—	1.50	-	1.50	6.44	-	6.44
2024	2	10.12	-	10.12	16	—	1.50	-	1.50	(0.50)	-	(0.50)
2023	2	10.17	-	10.17	16	—	1.50	-	1.50	3.83	-	3.83
2022	1	9.80	-	9.80	14	—	1.50	-	1.50	(18.36)	-	(18.36)
2021	1	12.00	-	12.00	17	—	1.50	-	1.50	(5.62)	-	(5.62)

AST Bond Portfolio 2031
2025	17	9.17	-	9.17	152	—	1.50	-	1.50	6.83	-	6.83
2024	17	8.59	-	8.59	142	—	1.50	-	1.50	(1.28)	-	(1.28)
2023	17	8.70	-	8.70	144	—	1.50	-	1.50	3.81	-	3.81
2022	17	8.38	-	8.38	139	—	1.50	-	1.50	(19.94)	-	(19.94)
2021	11	10.46	-	10.46	110	—	1.50	-	1.50	(6.18)	-	(6.18)

AST Bond Portfolio 2032 (sub-account launched on January 4, 2021)
2025	3	7.97	-	7.97	24	—	1.50	-	1.50	7.13	-	7.13
2024	3	7.44	-	7.44	23	—	1.50	-	1.50	(2.11)	-	(2.11)
2023	3	7.60	-	7.60	23	—	1.50	-	1.50	3.61	-	3.61
2022	3	7.34	-	7.34	22	—	1.50	-	1.50	(21.35)	-	(21.35)
2021	2	9.33	-	9.33	14	—	1.50	-	1.50	(6.69)	-	(6.69)

AST Bond Portfolio 2034 (sub-account launched on January 3, 2023)
2025	—	10.42	-	10.42	—	—	1.90	-	1.90	7.06	-	7.06
2024	—	9.72	-	9.81	—	—	1.50	-	2.00	(4.43)	-	(3.96)
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2035 (sub-account launched on January 2, 2024) (1)
2025	—	10.25	-	10.36	—	—	1.50	-	2.00	7.07	-	7.60
2024	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2036 (sub-account launched on January 2, 2025)
2025	2	$10.59	-	10.63	$23	—%	1.50	-	1.90%	5.90	-	6.31%
2024	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Cohen & Steers Realty Portfolio (sub-account merged on January 24, 2025)
2025	—	23.83	-	23.83	—	—	1.65	-	1.65	1.58	-	1.58
2024	< 1	23.46	-	23.46	1	—	1.65	-	1.65	4.93	-	4.93
2023	< 1	22.36	-	22.36	13	—	1.65	-	1.65	10.27	-	10.27
2022	< 1	20.27	-	20.27	11	—	1.65	-	1.65	(26.57)	-	(26.57)
2021	< 1	27.61	-	27.61	15	—	1.65	-	1.65	40.53	-	40.53

AST Core Fixed Income Portfolio
2025	12	13.00	-	14.61	165	—	1.00	-	1.65	5.41	-	6.09
2024	9	12.33	-	13.77	119	—	1.00	-	1.65	(0.22)	-	0.42
2023	10	12.36	-	13.71	138	—	1.00	-	1.65	4.63	-	5.30
2022	12	11.81	-	13.02	147	—	1.00	-	1.65	(17.64)	-	(17.11)
2021	3	14.65	-	15.71	54	—	1.00	-	1.50	(3.68)	-	(3.21)

AST Emerging Markets Equity Portfolio (sub-account merged on January 10, 2025)
2025	—	8.54	-	8.54	—	—	1.65	-	1.65	(1.44)	-	(1.44)
2024	< 1	8.67	-	8.67	3	—	1.65	-	1.65	2.94	-	2.94
2023	< 1	8.42	-	8.42	3	—	1.65	-	1.65	10.49	-	10.49
2022	< 1	7.62	-	7.62	3	—	1.65	-	1.65	(22.99)	-	(22.99)
2021	< 1	9.90	-	9.90	4	—	1.65	-	1.65	(1.43)	-	(1.43)

AST Global Bond Portfolio (sub-account merged on February 7, 2025)
2025	—	8.94	-	9.13	—	—	1.15	-	1.65	0.38	-	0.43
2024	< 1	8.91	-	9.09	6	—	1.15	-	1.65	1.06	-	1.56
2023	1	8.82	-	8.95	10	—	1.15	-	1.65	4.56	-	5.08
2022	1	8.43	-	8.52	10	—	1.15	-	1.65	(13.62)	-	(13.19)
2021	1	9.76	-	9.81	12	—	1.15	-	1.65	(3.06)	-	(2.58)

AST Government Money Market Portfolio
2025	23	8.68	-	10.13	197	3.74	1.15	-	2.00	1.75	-	2.60
2024	24	8.53	-	9.87	207	4.65	1.15	-	2.00	2.69	-	3.56
2023	23	8.31	-	9.54	194	4.52	1.15	-	2.00	2.57	-	3.43
2022	41	8.10	-	9.22	344	1.36	1.15	-	2.00	(0.76)	-	0.07
2021	23	8.16	-	9.21	191	<0.01	1.15	-	2.00	(1.96)	-	(1.14)

AST High Yield Portfolio (sub-account merged on February 7, 2025)
2025	—	20.21	-	20.74	—	—	1.00	-	1.15	1.36	-	1.38
2024	2	19.94	-	20.46	34	—	1.00	-	1.15	6.34	-	6.50
2023	2	18.75	-	19.21	32	—	1.00	-	1.15	9.30	-	9.46
2022	2	17.16	-	17.55	30	—	1.00	-	1.15	(12.52)	-	(12.39)
2021	2	19.61	-	20.04	35	—	1.00	-	1.15	5.13	-	5.28

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST International Equity Portfolio
2025	10	$18.81	-	21.95	$205	—%	1.15	-	2.00%	30.23	-	31.33%
2024	10	14.44	-	16.71	154	—	1.15	-	2.00	3.38	-	4.25
2023	11	13.97	-	16.03	162	—	1.15	-	2.00	15.45	-	16.42
2022	4	12.76	-	13.77	49	—	1.15	-	1.65	(29.84)	-	(29.50)
2021	4	18.19	-	19.53	70	—	1.15	-	1.65	10.67	-	11.22

AST Investment Grade Bond Portfolio
2025	102	17.01	-	19.73	1,893	—	1.15	-	2.00	6.44	-	7.33
2024	119	15.99	-	18.38	2,067	—	1.15	-	2.00	(0.06)	-	0.79
2023	140	16.00	-	18.24	2,431	—	1.15	-	2.00	4.40	-	5.28
2022	165	15.32	-	17.32	2,716	—	1.15	-	2.00	(15.51)	-	(14.80)
2021	70	18.13	-	20.33	1,356	—	1.15	-	2.00	(4.09)	-	(3.28)

AST J.P. Morgan Conservative Multi-Asset Portfolio
2025	83	14.11	-	18.35	1,415	—	1.15	-	2.60	7.57	-	9.12
2024	96	13.12	-	16.82	1,493	—	1.15	-	2.60	3.49	-	4.98
2023	102	12.68	-	16.02	1,523	—	1.15	-	2.60	7.56	-	9.10
2022	119	11.79	-	14.68	1,639	—	1.15	-	2.60	(17.86)	-	(16.68)
2021	129	14.35	-	17.63	2,142	—	1.15	-	2.60	5.21	-	6.72

AST J.P. Morgan Moderate Multi-Asset Portfolio
2025	5	20.87	-	23.78	106	—	1.15	-	1.90	10.43	-	11.25
2024	5	18.89	-	21.37	98	—	1.15	-	1.90	7.77	-	8.58
2023	5	17.53	-	19.69	91	—	1.15	-	1.90	11.76	-	12.59
2022	5	15.69	-	17.49	81	—	1.15	-	1.90	(18.53)	-	(17.92)
2021	6	19.26	-	21.30	117	—	1.15	-	1.90	10.32	-	11.13

AST Large-Cap Equity Portfolio
2025	3	14.86	-	36.37	59	—	1.00	-	1.65	13.02	-	13.75
2024	2	13.07	-	34.09	33	—	1.00	-	1.15	22.73	-	22.91
2023	2	10.63	-	27.78	28	—	1.00	-	1.15	21.70	-	21.88
2022	2	8.72	-	22.82	23	—	1.00	-	1.15	(17.94)	-	(17.81)
2021	2	10.61	-	27.81	30	—	1.00	-	1.15	5.24	-	26.39

AST Large-Cap Growth Portfolio
2025	4	66.34	-	79.57	306	—	1.00	-	2.00	14.77	-	15.90
2024	4	57.80	-	68.65	233	—	1.00	-	2.00	27.59	-	28.86
2023	4	45.31	-	53.27	178	—	1.00	-	2.00	40.82	-	42.21
2022	4	32.17	-	37.46	133	—	1.00	-	2.00	(34.52)	-	(33.87)
2021	< 1	55.44	-	55.44	12	—	1.15	-	1.15	15.78	-	15.78

AST Large-Cap Value Portfolio
2025	8	25.43	-	30.51	214	—	1.00	-	2.00	13.77	-	14.90
2024	8	22.36	-	26.55	188	—	1.00	-	2.00	7.76	-	8.83
2023	6	20.75	-	24.40	132	—	1.00	-	2.00	7.60	-	8.66
2022	6	19.28	-	22.45	123	—	1.00	-	2.00	(0.29)	-	0.70
2021	< 1	21.82	-	21.82	2	—	1.15	-	1.15	27.74	-	27.74

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST MFS Global Equity Portfolio (sub-account merged on January 24, 2025)
2025	—	$27.51	-	28.23	$—	—%	1.00	-	1.15%	3.00	-	3.01%
2024	< 1	26.71	-	27.41	20	—	1.00	-	1.15	4.31	-	4.46
2023	< 1	25.60	-	26.24	20	—	1.00	-	1.15	12.72	-	12.89
2022	< 1	22.71	-	23.24	19	—	1.00	-	1.15	(18.89)	-	(18.77)
2021	< 1	28.01	-	28.61	24	—	1.00	-	1.15	15.52	-	15.69

AST Multi-Asset Diversified Plus Portfolio
2025	53	13.12	-	17.07	802	—	1.15	-	2.60	10.67	-	12.26
2024	59	11.86	-	15.20	814	—	1.15	-	2.60	4.97	-	6.48
2023	68	11.30	-	14.28	888	—	1.15	-	2.60	7.43	-	8.96
2022	110	10.52	-	13.10	1,318	—	1.15	-	2.60	(15.64)	-	(14.43)
2021	178	12.46	-	15.31	2,505	—	1.15	-	2.60	9.59	-	11.16

AST Multi-Asset Diversified Portfolio
2025	31	20.81	-	27.06	788	—	1.15	-	2.60	12.62	-	14.24
2024	48	18.48	-	23.69	1,064	—	1.15	-	2.60	8.16	-	9.73
2023	57	17.08	-	21.59	1,135	—	1.15	-	2.60	11.58	-	13.18
2022	71	15.31	-	19.08	1,258	—	1.15	-	2.60	(18.74)	-	(17.57)
2021	78	18.84	-	23.14	1,682	—	1.15	-	2.60	10.94	-	12.53

AST PGIM Aggressive Multi-Asset Portfolio
2025	149	17.52	-	22.79	3,144	—	1.15	-	2.60	13.06	-	14.68
2024	314	15.50	-	19.87	5,869	—	1.15	-	2.60	10.79	-	12.39
2023	344	13.99	-	17.68	5,747	—	1.15	-	2.60	15.07	-	16.72
2022	409	12.16	-	15.15	5,850	—	1.15	-	2.60	(20.37)	-	(19.23)
2021	530	15.27	-	18.75	9,423	—	1.15	-	2.60	13.74	-	15.37

AST Preservation Asset Allocation Portfolio
2025	152	16.42	-	20.05	2,868	—	1.15	-	2.25	8.87	-	10.06
2024	147	15.08	-	18.21	2,474	—	1.15	-	2.25	5.41	-	6.57
2023	164	14.31	-	17.09	2,600	—	1.15	-	2.25	9.32	-	10.51
2022	176	13.09	-	15.47	2,536	—	1.15	-	2.25	(17.48)	-	(16.58)
2021	206	15.86	-	18.54	3,589	—	1.15	-	2.25	3.90	-	5.03

AST Small-Cap Equity Portfolio
2025	1	36.84	-	41.47	54	—	1.00	-	1.65	5.66	-	6.35
2024	1	34.86	-	38.99	52	—	1.00	-	1.65	12.98	-	13.71
2023	< 1	30.86	-	34.29	21	—	1.00	-	1.65	15.20	-	15.94
2022	< 1	26.78	-	29.58	19	—	1.00	-	1.65	(28.75)	-	(28.29)
2021	< 1	41.24	-	41.24	11	—	1.00	-	1.00	3.50	-	3.50

AST T. Rowe Price Natural Resources Portfolio (sub-account merged on January 24, 2025)
2025	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2024	—	10.80	-	10.80	—	—	1.65	-	1.65	2.16	-	2.16
2023	< 1	10.57	-	11.46	5	—	1.15	-	1.65	(0.29)	-	0.20
2022	< 1	10.60	-	11.44	6	—	1.15	-	1.65	4.37	-	4.88
2021	< 1	10.16	-	10.91	6	—	1.15	-	1.65	21.79	-	22.39

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon Stock Index Fund, Inc.
2025	6	$54.39	-	67.91	$414	1.03%	1.15	-	1.60%	15.66	-	16.19%
2024	7	47.02	-	58.45	362	1.17	1.15	-	1.60	22.66	-	23.23
2023	7	38.34	-	47.43	298	1.43	1.15	-	1.60	23.93	-	24.49
2022	7	30.93	-	38.10	244	1.33	1.15	-	1.60	(19.62)	-	(19.25)
2021	7	38.48	-	47.18	323	1.15	1.15	-	1.60	26.36	-	26.94

BNY Mellon VIF, Government Money Market Portfolio
2025	19	9.17	-	12.10	197	3.82	1.15	-	1.85	2.02	-	2.74
2024	22	8.99	-	11.78	232	4.63	1.15	-	1.85	2.80	-	3.53
2023	23	8.75	-	11.38	229	4.56	1.15	-	1.85	2.70	-	3.43
2022	16	8.52	-	11.00	156	1.25	1.15	-	1.85	(0.60)	-	0.11
2021	16	8.57	-	10.99	159	0.01	1.15	-	1.85	(1.83)	-	(1.13)

BNY Mellon VIF, Growth and Income Portfolio - Initial Shares
2025	1	47.81	-	68.52	57	0.45	1.15	-	1.65	14.92	-	15.50
2024	1	41.60	-	59.32	53	0.54	1.15	-	1.65	20.71	-	21.32
2023	1	34.46	-	48.90	49	0.65	1.15	-	1.65	24.62	-	25.24
2022	1	27.65	-	39.05	45	0.86	1.15	-	1.65	(16.21)	-	(15.79)
2021	< 1	33.00	-	46.37	25	0.47	1.15	-	1.65	23.57	-	24.19

DWS Capital Growth VIP - Class A
2025	15	82.51	-	84.79	1,227	0.05	0.70	-	0.80	11.63	-	11.74
2024	18	73.92	-	75.88	1,352	0.19	0.70	-	0.80	25.60	-	25.73
2023	20	58.85	-	60.35	1,230	0.07	0.70	-	0.80	37.47	-	37.61
2022	22	42.81	-	43.86	978	0.10	0.70	-	0.80	(31.29)	-	(31.22)
2021	29	62.30	-	63.77	1,833	0.21	0.70	-	0.80	21.80	-	21.92

DWS Core Equity VIP - Class A
2025	11	61.51	-	63.21	698	0.80	0.70	-	0.80	15.90	-	16.02
2024	12	53.07	-	54.48	643	0.85	0.70	-	0.80	19.12	-	19.24
2023	14	44.55	-	45.69	622	0.91	0.70	-	0.80	24.57	-	24.70
2022	15	35.77	-	36.64	547	0.80	0.70	-	0.80	(16.20)	-	(16.12)
2021	15	42.68	-	43.68	665	0.76	0.70	-	0.80	24.30	-	24.42

DWS CROCI® International VIP - Class A
2025	7	22.19	-	22.81	161	2.76	0.70	-	0.80	43.75	-	43.89
2024	8	15.44	-	15.85	121	3.45	0.70	-	0.80	1.63	-	1.73
2023	9	15.19	-	15.58	141	3.29	0.70	-	0.80	18.00	-	18.12
2022	9	12.87	-	13.19	121	3.24	0.70	-	0.80	(13.88)	-	(13.79)
2021	9	14.95	-	15.30	144	2.39	0.70	-	0.80	8.37	-	8.47

DWS Global Income Builder VIP - Class A
2025	10	28.42	-	29.02	281	4.99	0.70	-	0.80	14.87	-	14.99
2024	18	24.74	-	25.24	442	3.62	0.70	-	0.80	8.23	-	8.33
2023	21	22.86	-	23.30	488	3.14	0.70	-	0.80	13.98	-	14.09
2022	21	20.06	-	20.42	431	2.93	0.70	-	0.80	(15.66)	-	(15.57)
2021	22	23.78	-	24.18	522	2.34	0.70	-	0.80	10.07	-	10.18

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Global Small Cap VIP - Class A
2025	7	$59.22	-	60.86	$453	1.21%	0.70	-	0.80%	19.55	-	19.67%
2024	8	49.54	-	50.85	413	1.40	0.70	-	0.80	4.92	-	5.02
2023	9	47.22	-	48.42	451	0.90	0.70	-	0.80	23.57	-	23.69
2022	11	38.21	-	39.15	423	0.55	0.70	-	0.80	(24.66)	-	(24.58)
2021	11	50.72	-	51.91	587	0.36	0.70	-	0.80	14.02	-	14.14

DWS Government Money Market VIP - Class A
2025	15	11.25	-	11.47	176	3.94	0.70	-	0.80	3.12	-	3.23
2024	41	10.91	-	11.11	458	4.81	0.70	-	0.80	4.08	-	4.18
2023	42	10.48	-	10.67	446	4.79	0.70	-	0.80	3.91	-	4.02
2022	14	10.09	-	10.25	143	1.30	0.70	-	0.80	0.50	-	0.60
2021	14	10.04	-	10.19	144	<0.01	0.70	-	0.80	(0.79)	-	(0.69)

DWS Small Mid Cap Growth VIP - Class A
2025	8	33.87	-	34.58	264	—	0.70	-	0.80	7.25	-	7.36
2024	8	31.58	-	32.21	254	—	0.70	-	0.80	4.31	-	4.41
2023	9	30.27	-	30.85	272	0.03	0.70	-	0.80	17.88	-	18.00
2022	11	25.68	-	26.14	289	—	0.70	-	0.80	(28.59)	-	(28.52)
2021	12	35.96	-	36.57	421	0.04	0.70	-	0.80	12.93	-	13.05

Federated Hermes Government Money Fund II
2025	98	9.89	-	11.63	1,156	3.68	1.15	-	1.65	2.04	-	2.55
2024	119	8.96	-	11.34	1,374	4.57	1.15	-	1.85	2.74	-	3.47
2023	127	8.72	-	10.96	1,428	4.41	1.15	-	1.85	2.60	-	3.33
2022	137	8.50	-	10.61	1,495	1.11	1.15	-	1.85	(0.70)	-	—
2021	149	8.56	-	10.61	1,634	<0.01	1.15	-	1.85	(1.84)	-	(1.14)

Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2025	39	73.60	-	119.45	3,816	0.13	1.15	-	1.65	19.49	-	20.09
2024	50	61.59	-	99.46	3,985	0.18	1.15	-	1.65	31.59	-	32.25
2023	56	46.80	-	75.21	3,392	0.43	1.15	-	1.65	31.28	-	31.93
2022	70	35.65	-	57.00	3,130	0.47	1.15	-	1.65	(27.52)	-	(27.15)
2021	83	49.19	-	78.25	5,108	0.07	1.15	-	1.65	25.74	-	26.37

Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2025	395	47.62	-	76.30	24,525	—	1.29	-	2.44	18.26	-	19.64
2024	466	40.27	-	63.77	24,247	0.03	1.29	-	2.44	30.20	-	31.72
2023	533	30.93	-	48.41	21,059	0.25	1.29	-	2.44	29.90	-	31.41
2022	631	23.81	-	36.84	19,121	0.25	1.29	-	2.44	(28.27)	-	(27.43)
2021	714	33.19	-	50.77	29,924	0.03	1.29	-	2.44	24.42	-	25.87

Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2025	9	41.74	-	53.61	416	1.85	1.15	-	1.65	17.07	-	17.66
2024	9	35.65	-	45.56	355	1.67	1.15	-	1.65	13.45	-	14.02
2023	10	31.42	-	39.96	367	1.81	1.15	-	1.65	8.84	-	9.39
2022	13	28.87	-	36.53	426	1.87	1.15	-	1.65	(6.51)	-	(6.04)
2021	13	30.88	-	38.88	478	1.88	1.15	-	1.65	22.85	-	23.47

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
2025	10	$35.79	-	40.54	$378	1.36%	1.35	-	1.85%	16.56	-	17.15%
2024	13	30.70	-	34.61	436	1.57	1.35	-	1.85	12.93	-	13.50
2023	14	27.19	-	30.49	410	1.55	1.35	-	1.85	8.35	-	8.89
2022	17	25.09	-	28.00	470	1.68	1.35	-	1.85	(6.99)	-	(6.52)
2021	19	26.98	-	29.95	536	1.58	1.35	-	1.85	22.31	-	22.93

Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
2025	102	16.69	-	20.58	1,884	2.97	1.29	-	2.34	7.69	-	8.84
2024	110	15.50	-	18.91	1,878	3.36	1.29	-	2.34	2.69	-	3.79
2023	114	15.09	-	18.22	1,888	3.73	1.29	-	2.34	6.55	-	7.68
2022	122	14.16	-	16.92	1,902	1.92	1.29	-	2.34	(15.67)	-	(14.77)
2021	132	16.79	-	19.85	2,426	0.74	1.29	-	2.34	3.14	-	4.24

Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
2025	62	18.95	-	23.83	1,372	2.41	1.29	-	2.44	10.26	-	11.54
2024	70	17.18	-	21.37	1,393	2.36	1.29	-	2.44	4.79	-	6.01
2023	86	16.40	-	20.15	1,614	2.68	1.29	-	2.44	9.51	-	10.78
2022	122	14.98	-	18.19	2,112	1.81	1.29	-	2.44	(18.00)	-	(17.05)
2021	150	18.26	-	21.93	3,108	0.81	1.29	-	2.44	6.61	-	7.86

Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
2025	26	21.85	-	27.76	655	2.15	1.29	-	2.49	12.32	-	13.68
2024	28	19.46	-	24.42	633	1.93	1.29	-	2.49	6.42	-	7.72
2023	34	18.28	-	22.67	719	2.25	1.29	-	2.49	11.64	-	12.99
2022	36	16.38	-	20.07	673	1.71	1.29	-	2.49	(19.13)	-	(18.15)
2021	37	20.25	-	24.52	847	0.82	1.29	-	2.49	9.30	-	10.63

Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2
2025	8	13.56	-	16.56	133	2.64	1.29	-	2.29	6.82	-	7.90
2024	27	12.70	-	15.35	378	3.27	1.29	-	2.29	1.82	-	2.85
2023	29	12.47	-	14.92	393	4.02	1.29	-	2.29	5.20	-	6.27
2022	30	11.86	-	14.04	395	1.95	1.29	-	2.29	(14.26)	-	(13.39)
2021	38	13.83	-	16.21	576	0.77	1.29	-	2.29	0.68	-	1.70

Fidelity® VIP Government Money Market Portfolio - Initial Class
2025	4,929	10.02	-	11.42	52,604	4.06	0.70	-	2.05	2.02	-	3.41
2024	5,676	9.82	-	11.04	58,947	4.97	0.70	-	2.05	2.96	-	4.37
2023	4,281	9.54	-	10.58	42,891	4.83	0.70	-	2.05	2.77	-	4.16
2022	2,786	9.28	-	10.16	26,967	1.42	0.70	-	2.05	(0.62)	-	0.73
2021	2,784	9.34	-	10.08	26,955	<0.01	0.70	-	2.05	(2.02)	-	(0.69)

Fidelity® VIP Government Money Market Portfolio - Service Class 2
2025	6,849	8.03	-	9.82	67,054	3.79	1.25	-	2.59	1.19	-	2.57
2024	7,787	7.93	-	9.58	74,853	4.73	1.25	-	2.59	2.13	-	3.53
2023	7,141	7.77	-	9.25	66,368	4.60	1.25	-	2.59	1.95	-	3.34
2022	3,859	7.62	-	8.95	35,027	1.24	1.25	-	2.59	(1.34)	-	0.01
2021	4,054	7.72	-	8.95	36,975	<0.01	1.25	-	2.59	(2.56)	-	(1.23)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2025	64	$44.00	-	55.99	$3,286	1.29%	1.29	-	2.44%	18.27	-	19.65%
2024	75	37.20	-	46.80	3,191	1.29	1.29	-	2.44	18.99	-	20.38
2023	81	31.27	-	38.87	2,912	1.39	1.29	-	2.44	15.50	-	16.85
2022	96	27.07	-	33.27	2,944	1.40	1.29	-	2.44	(7.47)	-	(6.39)
2021	113	29.25	-	35.54	3,741	2.16	1.29	-	2.44	22.59	-	24.02

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2025	28	80.44	-	101.17	2,754	—	1.29	-	2.44	18.69	-	20.07
2024	30	67.77	-	84.26	2,439	—	1.29	-	2.44	35.18	-	36.77
2023	26	50.13	-	61.61	1,522	—	1.29	-	2.44	41.79	-	43.44
2022	36	35.36	-	42.95	1,427	—	1.29	-	2.44	(39.81)	-	(39.11)
2021	39	58.74	-	70.54	2,577	—	1.29	-	2.44	8.96	-	10.23

Fidelity® VIP Growth Portfolio - Initial Class
2025	52	49.40	-	89.55	3,685	0.28	1.15	-	1.65	13.02	-	13.59
2024	56	43.71	-	78.84	3,525	<0.01	1.15	-	1.65	28.25	-	28.89
2023	61	34.08	-	61.16	2,989	0.12	1.15	-	1.65	34.02	-	34.68
2022	75	25.43	-	45.41	2,660	0.62	1.15	-	1.65	(25.69)	-	(25.32)
2021	86	34.22	-	60.81	4,069	—	1.15	-	1.65	21.20	-	21.81

Fidelity® VIP Growth Portfolio - Service Class 2
2025	2	63.82	-	71.23	134	0.04	1.35	-	1.75	12.61	-	13.06
2024	3	56.45	-	63.26	184	—	1.35	-	1.75	27.80	-	28.31
2023	4	43.99	-	49.50	187	<0.01	1.35	-	1.75	33.53	-	34.06
2022	4	29.40	-	32.81	142	0.35	1.35	-	1.85	(26.03)	-	(25.66)
2021	5	39.75	-	44.14	201	—	1.35	-	1.85	20.64	-	21.25

Fidelity® VIP High Income Portfolio - Initial Class
2025	5	22.13	-	24.94	112	5.70	1.15	-	1.59	8.62	-	9.10
2024	6	20.38	-	22.86	132	6.14	1.15	-	1.59	7.24	-	7.72
2023	7	19.00	-	21.22	133	5.79	1.15	-	1.59	8.74	-	9.22
2022	7	16.90	-	19.43	119	4.66	1.15	-	1.65	(12.82)	-	(12.39)
2021	8	19.39	-	22.18	166	4.91	1.15	-	1.65	2.70	-	3.22

Fidelity® VIP High Income Portfolio - Service Class 2
2025	43	18.04	-	22.95	923	6.60	1.29	-	2.44	7.64	-	8.89
2024	46	16.76	-	21.08	912	6.01	1.29	-	2.44	5.97	-	7.21
2023	51	15.81	-	19.66	941	5.40	1.29	-	2.44	7.57	-	8.82
2022	59	14.70	-	18.07	995	4.87	1.29	-	2.44	(13.81)	-	(12.81)
2021	66	17.05	-	20.72	1,281	5.02	1.29	-	2.44	1.76	-	2.95

Fidelity® VIP Index 500 Portfolio - Initial Class
2025	58	47.26	-	55.44	3,194	1.13	1.15	-	1.65	15.85	-	16.43
2024	64	40.79	-	47.62	3,036	1.27	1.15	-	1.65	22.84	-	23.46
2023	70	33.21	-	38.57	2,699	1.46	1.15	-	1.65	24.14	-	24.76
2022	76	26.75	-	30.92	2,338	1.38	1.15	-	1.65	(19.55)	-	(19.15)
2021	105	33.25	-	38.24	3,971	1.22	1.15	-	1.65	26.47	-	27.11

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Index 500 Portfolio - Service Class 2
2025	83	$44.12	-	55.49	$4,266	0.92%	1.29	-	2.44%	14.64	-	15.97%
2024	89	38.49	-	47.85	3,975	1.02	1.29	-	2.44	21.55	-	22.97
2023	105	31.66	-	38.91	3,797	1.08	1.29	-	2.44	22.84	-	24.26
2022	186	25.78	-	31.31	5,436	1.15	1.29	-	2.44	(20.39)	-	(19.47)
2021	211	32.38	-	38.88	7,680	0.90	1.29	-	2.44	25.15	-	26.61

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2025	17	20.79	-	21.92	370	3.49	1.25	-	1.45	5.68	-	5.89
2024	18	19.67	-	20.70	373	3.08	1.25	-	1.45	0.32	-	0.52
2023	23	19.61	-	20.59	465	2.61	1.25	-	1.45	4.68	-	4.89
2022	24	18.73	-	19.63	463	2.17	1.25	-	1.45	(14.21)	-	(14.04)
2021	26	21.84	-	22.84	592	1.98	1.25	-	1.45	(2.04)	-	(1.84)

Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2025	< 1	16.29	-	16.29	< 1	3.32	1.50	-	1.50	5.33	-	5.33
2024	< 1	15.47	-	15.47	< 1	3.63	1.50	-	1.50	(0.03)	-	(0.03)
2023	< 1	15.47	-	15.47	< 1	2.52	1.50	-	1.50	4.42	-	4.42
2022	< 1	14.82	-	14.82	< 1	1.98	1.50	-	1.50	(14.51)	-	(14.51)
2021	< 1	17.33	-	17.33	< 1	1.96	1.50	-	1.50	(2.38)	-	(2.38)

Fidelity® VIP Mid Cap Portfolio - Service Class 2
2025	134	29.72	-	50.85	5,349	0.24	1.29	-	2.44	8.79	-	10.05
2024	149	27.32	-	46.20	5,402	0.34	1.29	-	2.44	14.32	-	15.66
2023	167	23.90	-	39.95	5,226	0.38	1.29	-	2.44	12.03	-	13.33
2022	184	21.33	-	35.25	5,091	0.26	1.29	-	2.44	(17.03)	-	(16.06)
2021	212	25.71	-	42.00	7,065	0.35	1.29	-	2.44	22.27	-	23.69

Fidelity® VIP Overseas Portfolio - Initial Class
2025	15	20.80	-	22.74	381	1.57	1.15	-	1.65	18.42	-	19.01
2024	16	17.56	-	19.11	347	1.59	1.15	-	1.65	3.32	-	3.85
2023	18	17.00	-	18.40	368	1.04	1.15	-	1.65	18.54	-	19.13
2022	19	14.34	-	15.44	327	0.85	1.15	-	1.65	(25.72)	-	(25.35)
2021	29	19.30	-	20.69	665	0.53	1.15	-	1.65	17.74	-	18.33

Fidelity® VIP Overseas Portfolio - Service Class 2
2025	—	33.10	-	33.10	—	—	1.50	-	1.50	18.26	-	18.26
2024	< 1	27.99	-	27.99	< 1	1.47	1.50	-	1.50	3.23	-	3.23
2023	< 1	27.11	-	27.11	< 1	0.78	1.50	-	1.50	18.42	-	18.42
2022	< 1	22.90	-	22.90	< 1	0.85	1.50	-	1.50	(25.81)	-	(25.81)
2021	< 1	30.75	-	30.86	< 1	0.35	1.50	-	1.80	17.25	-	17.60

Franklin DynaTech VIP Fund - Class 2
2025	15	50.75	-	61.27	870	—	1.29	-	2.19	15.56	-	16.61
2024	19	43.91	-	52.55	943	—	1.29	-	2.19	27.59	-	28.76
2023	24	34.42	-	40.81	893	—	1.29	-	2.19	40.65	-	41.93
2022	28	24.47	-	28.75	748	—	1.29	-	2.19	(41.26)	-	(40.73)
2021	27	41.66	-	48.51	1,204	—	1.29	-	2.19	13.61	-	14.65

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Growth and Income VIP Fund - Class 2
2025	221	$43.06	-	57.74	$11,792	2.16%	1.29	-	2.54%	13.95	-	15.40%
2024	245	37.79	-	50.04	11,376	2.28	1.29	-	2.54	15.00	-	16.46
2023	293	32.86	-	42.97	11,724	2.22	1.29	-	2.54	6.24	-	7.58
2022	341	30.93	-	39.94	12,692	2.98	1.29	-	2.54	(9.16)	-	(8.01)
2021	386	34.05	-	43.41	15,685	2.47	1.29	-	2.54	22.08	-	23.63

Franklin Income VIP Fund - Class 2
2025	1,285	22.32	-	29.81	35,670	5.03	1.28	-	2.59	9.66	-	11.13
2024	1,531	20.35	-	26.83	38,379	5.23	1.28	-	2.59	4.43	-	5.83
2023	1,692	19.49	-	25.35	40,169	5.17	1.28	-	2.59	5.84	-	7.25
2022	1,973	18.41	-	23.64	43,775	4.87	1.28	-	2.59	(7.90)	-	(6.67)
2021	2,155	19.99	-	25.33	51,369	4.66	1.28	-	2.59	13.75	-	15.27

Franklin Large Cap Growth VIP Fund - Class 2
2025	172	39.25	-	51.39	8,331	—	1.29	-	2.54	4.51	-	5.84
2024	204	37.55	-	48.55	9,358	—	1.29	-	2.54	23.09	-	24.66
2023	268	30.51	-	38.95	9,904	—	1.29	-	2.54	36.91	-	38.64
2022	343	22.28	-	28.09	9,159	—	1.29	-	2.54	(38.14)	-	(37.35)
2021	395	36.02	-	44.84	16,700	—	1.29	-	2.54	12.37	-	13.79

Franklin Mutual Global Discovery VIP Fund - Class 2
2025	144	24.05	-	38.73	4,354	1.82	1.29	-	2.54	20.23	-	21.75
2024	168	20.00	-	31.81	4,198	1.74	1.29	-	2.54	2.00	-	3.30
2023	182	19.61	-	30.79	4,415	2.39	1.29	-	2.54	17.28	-	18.77
2022	224	16.72	-	25.93	4,615	1.37	1.29	-	2.54	(7.15)	-	(5.97)
2021	256	18.01	-	27.57	5,629	2.64	1.29	-	2.54	16.12	-	17.59

Franklin Mutual Shares VIP Fund - Class 2
2025	662	28.34	-	30.56	21,641	1.99	1.28	-	2.69	8.54	-	10.10
2024	759	26.11	-	27.76	22,649	1.96	1.28	-	2.69	8.28	-	9.85
2023	854	24.11	-	25.27	23,360	1.85	1.28	-	2.69	10.44	-	12.02
2022	967	21.83	-	22.56	23,747	1.82	1.28	-	2.69	(9.90)	-	(8.61)
2021	1,098	24.23	-	24.68	29,612	2.84	1.28	-	2.69	15.99	-	17.65

Franklin Small Cap Value VIP Fund - Class 2
2025	192	41.06	-	49.82	10,878	1.08	1.28	-	2.69	4.78	-	6.28
2024	238	38.63	-	47.55	12,444	0.94	1.28	-	2.69	8.71	-	10.28
2023	267	35.03	-	43.74	12,811	0.53	1.28	-	2.69	9.74	-	11.32
2022	297	31.47	-	39.86	12,868	0.97	1.28	-	2.69	(12.46)	-	(11.21)
2021	330	35.44	-	45.53	16,384	1.00	1.28	-	2.69	22.02	-	23.77

Franklin Small-Mid Cap Growth VIP Fund - Class 2
2025	13	54.18	-	68.49	792	—	1.29	-	2.29	0.18	-	1.20
2024	13	54.08	-	67.68	802	—	1.29	-	2.29	8.49	-	9.60
2023	14	49.85	-	61.75	819	—	1.29	-	2.29	23.86	-	25.11
2022	15	40.24	-	49.36	713	—	1.29	-	2.29	(35.20)	-	(34.54)
2021	15	62.11	-	75.40	1,044	—	1.29	-	2.29	7.51	-	8.60

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin U.S. Government Securities VIP Fund - Class 2
2025	278	$9.86	-	12.70	$3,176	3.18%	1.29	-	2.44%	4.11	-	5.32%
2024	302	9.47	-	12.06	3,306	3.11	1.29	-	2.44	(1.10)	-	0.06
2023	338	9.58	-	12.05	3,734	2.71	1.29	-	2.44	1.94	-	3.12
2022	366	9.40	-	11.69	4,012	2.29	1.29	-	2.44	(11.94)	-	(10.91)
2021	457	10.20	-	13.12	5,647	2.44	1.29	-	2.69	(4.45)	-	(3.09)

Goldman Sachs VIT Large Cap Value Fund - Institutional Class
2025	32	27.35	-	34.81	997	1.03	1.29	-	2.44	8.20	-	9.46
2024	38	25.28	-	31.80	1,108	1.36	1.29	-	2.44	14.24	-	15.58
2023	44	21.51	-	27.52	1,106	1.68	1.29	-	2.59	10.11	-	11.56
2022	52	19.53	-	24.66	1,184	1.32	1.29	-	2.59	(8.77)	-	(7.57)
2021	59	21.41	-	26.69	1,446	1.12	1.29	-	2.59	20.94	-	22.53

Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2025	28	36.13	-	43.63	1,169	1.18	1.29	-	2.19	7.01	-	7.99
2024	34	33.10	-	40.40	1,296	1.00	1.29	-	2.29	9.83	-	10.94
2023	36	30.14	-	36.42	1,255	0.97	1.29	-	2.29	8.89	-	9.99
2022	42	27.68	-	33.11	1,326	0.64	1.29	-	2.29	(12.03)	-	(11.15)
2021	49	31.46	-	37.27	1,726	0.47	1.29	-	2.29	27.97	-	29.26

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2025	52	31.99	-	69.36	1,989	0.69	1.15	-	2.44	13.33	-	14.81
2024	65	28.23	-	60.41	2,160	0.92	1.15	-	2.44	16.15	-	17.68
2023	78	24.31	-	51.33	2,198	1.01	1.15	-	2.44	16.39	-	17.92
2022	90	20.88	-	43.53	2,152	0.30	1.15	-	2.44	(21.33)	-	(20.30)
2021	100	26.55	-	54.62	3,047	0.45	1.15	-	2.44	20.79	-	22.37

Goldman Sachs VIT Strategic Growth Fund - Institutional Class
2025	< 1	72.20	-	76.64	10	—	1.37	-	1.59	16.06	-	16.32
2024	< 1	62.21	-	65.89	8	—	1.37	-	1.59	30.27	-	30.56
2023	< 1	47.75	-	50.47	6	—	1.37	-	1.59	39.71	-	40.02
2022	< 1	34.18	-	36.04	5	—	1.37	-	1.59	(33.58)	-	(33.43)
2021	< 1	51.46	-	54.15	7	—	1.37	-	1.59	20.00	-	20.27

Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
2025	29	45.12	-	57.42	1,542	0.65	1.29	-	2.44	12.94	-	14.26
2024	38	39.95	-	50.26	1,778	0.62	1.29	-	2.44	25.20	-	26.66
2023	48	31.91	-	39.68	1,762	0.65	1.29	-	2.44	20.82	-	22.22
2022	61	26.41	-	32.47	1,833	0.75	1.29	-	2.44	(21.68)	-	(20.77)
2021	71	33.73	-	40.98	2,706	0.74	1.29	-	2.44	26.27	-	27.74

Invesco V.I. American Franchise Fund - Series I
2025	1,546	42.39	-	42.64	82,438	—	0.70	-	2.20	9.24	-	10.89
2024	1,757	38.23	-	49.64	85,053	—	0.70	-	2.30	31.81	-	33.94
2023	1,986	28.54	-	37.66	72,621	—	0.70	-	2.30	37.73	-	39.95
2022	2,183	20.39	-	27.34	57,293	—	0.70	-	2.30	(32.68)	-	(31.59)
2021	2,440	29.81	-	40.62	94,146	—	0.70	-	2.30	9.38	-	11.15

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Fund - Series II
2025	345	$61.64	-	81.01	$17,605	—%	1.29	-	2.44%	8.69	-	9.95%
2024	384	56.71	-	73.68	17,991	—	1.29	-	2.44	31.28	-	32.82
2023	428	43.20	-	55.47	15,350	—	1.29	-	2.44	37.20	-	38.79
2022	506	31.49	-	39.97	13,360	—	1.29	-	2.44	(32.96)	-	(32.18)
2021	548	46.97	-	58.93	21,627	—	1.29	-	2.44	8.94	-	10.21

Invesco V.I. American Value Fund - Series I
2025	846	46.80	-	81.03	34,285	0.46	0.70	-	2.69	17.77	-	20.16
2024	953	39.74	-	67.43	32,329	1.00	0.70	-	2.69	26.91	-	29.50
2023	1,071	31.31	-	52.07	27,946	0.63	0.70	-	2.69	12.52	-	14.80
2022	1,233	27.83	-	45.36	28,094	0.73	0.70	-	2.69	(5.21)	-	(3.29)
2021	1,400	29.36	-	46.91	33,387	0.44	0.70	-	2.69	24.53	-	27.06

Invesco V.I. American Value Fund - Series II
2025	194	60.62	-	81.75	12,727	0.21	1.29	-	2.59	17.65	-	19.20
2024	222	51.52	-	68.58	12,324	0.76	1.29	-	2.59	26.73	-	28.41
2023	273	40.66	-	53.41	11,599	0.37	1.29	-	2.59	12.33	-	13.81
2022	314	36.19	-	46.93	11,906	0.45	1.29	-	2.59	(5.36)	-	(4.11)
2021	370	38.24	-	48.94	14,798	0.24	1.29	-	2.59	24.34	-	25.98

Invesco V.I. Comstock Fund - Series I
2025	353	42.49	-	61.49	18,300	1.62	0.70	-	2.30	14.78	-	16.63
2024	419	37.02	-	52.72	18,780	1.74	0.70	-	2.30	12.54	-	14.37
2023	467	32.89	-	46.10	18,394	1.79	0.70	-	2.30	9.81	-	11.58
2022	513	29.95	-	41.32	18,252	1.60	0.70	-	2.30	(1.17)	-	0.42
2021	554	30.31	-	41.14	19,760	1.80	0.70	-	2.30	30.33	-	32.43

Invesco V.I. Comstock Fund - Series II
2025	983	44.95	-	60.62	47,482	1.41	1.29	-	2.59	14.13	-	15.63
2024	1,146	39.39	-	52.43	48,022	1.47	1.29	-	2.59	11.90	-	13.38
2023	1,327	35.20	-	46.24	49,208	1.55	1.29	-	2.59	9.22	-	10.66
2022	1,486	32.23	-	41.79	50,228	1.31	1.29	-	2.59	(1.74)	-	(0.45)
2021	1,722	32.80	-	41.98	58,555	1.58	1.29	-	2.59	29.62	-	31.33

Invesco V.I. Core Equity Fund - Series I
2025	1,066	34.17	-	44.75	52,774	0.65	0.83	-	2.20	13.64	-	15.21
2024	1,196	30.07	-	39.80	51,954	0.69	0.70	-	2.20	22.86	-	24.73
2023	1,357	24.48	-	31.91	47,630	0.72	0.70	-	2.20	20.69	-	22.51
2022	1,567	20.28	-	26.04	44,795	0.91	0.70	-	2.20	(22.27)	-	(21.10)
2021	1,697	26.09	-	33.01	62,127	0.65	0.70	-	2.20	24.96	-	26.85

Invesco V.I. Core Equity Fund - Series II
2025	21	30.91	-	38.88	751	0.42	1.29	-	2.44	13.08	-	14.39
2024	22	27.34	-	33.99	695	0.48	1.29	-	2.44	22.24	-	23.67
2023	25	22.36	-	27.48	645	0.48	1.29	-	2.44	20.11	-	21.51
2022	29	18.62	-	22.62	626	0.58	1.29	-	2.44	(22.67)	-	(21.77)
2021	37	24.08	-	28.91	1,034	0.44	1.29	-	2.44	24.29	-	25.74

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Plus Bond Fund - Series I
2025	210	$14.61	-	16.99	$3,453	4.20%	1.10	-	1.85%	5.12	-	5.92%
2024	226	13.90	-	16.04	3,535	3.58	1.10	-	1.85	1.15	-	1.93
2023	252	13.74	-	15.74	3,887	2.52	1.10	-	1.85	4.19	-	4.98
2022	277	13.19	-	14.99	4,078	0.56	1.10	-	1.85	(16.11)	-	(15.47)
2021	289	15.72	-	17.74	5,081	1.48	1.10	-	1.85	(2.49)	-	(1.74)

Invesco V.I. Core Plus Bond Fund - Series II
2025	373	10.09	-	10.53	3,922	4.18	1.29	-	2.44	4.37	-	5.59
2024	411	9.67	-	9.98	4,096	3.32	1.29	-	2.44	0.22	-	1.39
2023	496	9.65	-	9.84	4,870	2.40	1.29	-	2.44	3.29	-	4.49
2022	569	9.34	-	9.42	5,428	0.57	1.29	-	2.44	(6.57)	-	(5.84)
2021	22	14.05	-	15.84	342	1.51	1.50	-	2.10	(3.07)	-	(2.48)

Invesco V.I. Discovery Large Cap Fund - Series I
2025	71	41.84	-	59.22	4,021	—	1.15	-	1.85	10.72	-	11.51
2024	76	37.79	-	53.11	3,836	—	1.15	-	1.85	31.68	-	32.62
2023	90	28.70	-	40.05	3,353	—	1.15	-	1.85	32.89	-	33.83
2022	101	21.60	-	29.92	2,765	—	1.15	-	1.85	(32.06)	-	(31.57)
2021	107	31.79	-	43.73	4,288	—	1.15	-	1.85	20.31	-	21.17

Invesco V.I. Discovery Large Cap Fund - Series II
2025	201	50.10	-	69.14	12,849	—	1.29	-	2.69	9.53	-	11.08
2024	230	45.74	-	62.24	13,253	—	1.29	-	2.69	30.23	-	32.09
2023	269	35.12	-	47.12	11,801	—	1.29	-	2.69	31.44	-	33.30
2022	317	26.72	-	35.35	10,463	—	1.29	-	2.69	(32.81)	-	(31.85)
2021	339	39.76	-	51.87	16,552	—	1.29	-	2.69	19.02	-	20.71

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025	285	16.30	-	16.87	4,868	—	1.10	-	1.70	3.02	-	3.64
2024	320	15.82	-	16.27	5,274	—	1.10	-	1.70	22.13	-	22.87
2023	358	12.96	-	13.25	4,851	—	1.10	-	1.70	11.25	-	11.92
2022	401	11.65	-	11.84	4,891	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	497	17.34	-	48.19	8,861	—	1.10	-	1.80	16.96	-	17.80

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2025	340	16.88	-	44.40	8,696	—	0.83	-	2.54	1.90	-	3.67
2024	403	16.28	-	43.57	9,929	—	0.83	-	2.54	20.78	-	22.89
2023	483	13.25	-	36.08	9,736	—	0.83	-	2.54	10.01	-	11.92
2022	506	11.84	-	32.79	9,479	—	0.83	-	2.54	(32.87)	-	(31.70)
2021	531	17.33	-	48.85	14,915	—	0.83	-	2.54	15.79	-	17.81

Invesco V.I. Diversified Dividend Fund - Series I
2025	742	31.34	-	45.06	76,127	1.57	0.83	-	2.05	13.39	-	14.78
2024	888	27.64	-	40.54	77,486	1.82	0.70	-	2.05	10.91	-	12.42
2023	1,098	24.92	-	36.06	82,367	1.94	0.70	-	2.05	6.84	-	8.29
2022	1,237	23.33	-	33.30	86,309	1.84	0.70	-	2.05	(3.67)	-	(2.36)
2021	1,384	24.22	-	34.11	99,882	2.12	0.70	-	2.05	16.48	-	18.06

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Diversified Dividend Fund - Series II
2025	555	$33.59	-	43.76	$18,629	1.37%	1.29	-	2.44%	12.64	-	13.95%
2024	642	29.82	-	38.40	19,022	1.64	1.29	-	2.44	10.21	-	11.50
2023	714	27.06	-	34.44	19,106	1.72	1.29	-	2.44	6.14	-	7.37
2022	805	25.50	-	32.08	20,197	1.59	1.29	-	2.44	(4.30)	-	(3.18)
2021	909	26.64	-	33.13	23,704	1.91	1.29	-	2.44	15.72	-	17.07

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (sub-account launched on April 29, 2022)
2025	1,916	12.81	-	13.47	25,095	1.56	0.70	-	2.05	8.85	-	10.33
2024	2,170	11.77	-	12.21	25,947	1.56	0.70	-	2.05	10.41	-	11.91
2023	2,538	10.66	-	10.91	27,330	1.37	0.70	-	2.05	11.41	-	12.92
2022	2,680	9.57	-	9.66	25,751	1.02	0.70	-	2.05	(4.29)	-	(3.42)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (sub-account launched on April 29, 2022)
2025	2,903	12.51	-	13.05	37,257	1.35	1.29	-	2.44	8.14	-	9.40
2024	3,357	11.57	-	11.93	39,576	1.42	1.29	-	2.44	9.72	-	11.01
2023	3,835	10.52	-	10.75	40,922	1.16	1.29	-	2.59	10.52	-	11.97
2022	4,263	9.52	-	9.60	40,802	0.84	1.29	-	2.59	(4.84)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Fund - Series I
2025	524	36.07	-	58.40	18,130	2.06	1.00	-	1.98	10.60	-	11.68
2024	584	32.61	-	52.29	18,266	1.77	1.00	-	1.98	9.91	-	11.00
2023	653	29.67	-	47.11	18,490	1.97	1.00	-	1.98	8.39	-	9.46
2022	709	27.37	-	43.04	18,536	1.71	1.00	-	1.98	(9.32)	-	(8.43)
2021	809	30.19	-	47.00	22,588	2.02	1.00	-	1.98	16.33	-	17.47

Invesco V.I. Equity and Income Fund - Series II
2025	490	28.34	-	43.43	17,339	1.85	1.29	-	2.54	9.68	-	11.07
2024	559	25.84	-	39.10	17,925	1.67	1.29	-	2.54	9.07	-	10.46
2023	514	23.69	-	35.40	15,185	1.68	1.29	-	2.54	7.46	-	8.82
2022	586	25.09	-	32.53	15,997	1.39	1.29	-	2.59	(10.08)	-	(8.90)
2021	663	27.90	-	35.71	19,906	1.61	1.29	-	2.59	15.31	-	16.83

Invesco V.I. EQV International Equity Fund - Series I
2025	308	20.60	-	30.69	9,624	1.43	1.10	-	1.70	14.54	-	15.23
2024	333	17.99	-	26.64	9,104	1.70	1.10	-	1.70	(1.09)	-	(0.49)
2023	383	18.19	-	26.77	10,603	0.19	1.10	-	1.70	16.16	-	16.86
2022	417	15.66	-	22.91	9,858	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	463	19.49	-	28.35	13,615	1.24	1.10	-	1.70	4.10	-	4.73

Invesco V.I. EQV International Equity Fund - Series II
2025	47	13.72	-	16.42	790	1.15	1.29	-	2.19	13.70	-	14.73
2024	58	12.07	-	14.31	834	1.51	1.29	-	2.19	(1.85)	-	(0.96)
2023	61	11.76	-	14.45	911	—	1.29	-	2.44	15.02	-	16.35
2022	70	10.22	-	12.42	899	1.38	1.29	-	2.44	(20.48)	-	(19.55)
2021	80	12.85	-	15.44	1,277	1.06	1.29	-	2.44	3.05	-	4.25

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Fund - Series I
2025	354	$23.79	-	32.33	$15,695	1.35%	0.94	-	2.05%	13.22	-	14.48%
2024	404	21.01	-	29.98	15,797	1.12	0.70	-	2.05	14.46	-	16.03
2023	441	18.35	-	25.84	14,948	0.56	0.70	-	2.05	19.26	-	20.88
2022	501	15.39	-	21.37	14,021	0.34	0.70	-	2.05	(23.46)	-	(22.42)
2021	560	20.11	-	27.55	20,284	0.94	0.70	-	2.05	13.62	-	15.16

Invesco V.I. Global Core Equity Fund - Series II
2025	291	24.35	-	32.83	7,322	1.11	1.29	-	2.59	12.25	-	13.73
2024	323	21.69	-	28.87	7,191	0.82	1.29	-	2.59	13.70	-	15.21
2023	398	19.08	-	25.06	7,775	0.29	1.29	-	2.59	18.34	-	19.90
2022	454	16.12	-	20.90	7,438	0.02	1.29	-	2.59	(24.16)	-	(23.16)
2021	488	21.25	-	27.20	10,444	0.72	1.29	-	2.59	12.73	-	14.22

Invesco V.I. Global Fund - Series I
2025	30	46.66	-	70.69	2,111	—	1.15	-	1.85	13.20	-	14.00
2024	33	41.22	-	62.00	1,998	—	1.15	-	1.85	13.92	-	14.73
2023	38	36.19	-	54.04	2,015	0.23	1.15	-	1.85	32.26	-	33.20
2022	41	27.36	-	40.57	1,618	—	1.15	-	1.85	(33.02)	-	(32.54)
2021	48	40.85	-	60.15	2,762	—	1.15	-	1.85	13.36	-	14.17

Invesco V.I. Global Fund - Series II
2025	81	53.68	-	71.98	5,414	—	1.29	-	2.54	12.11	-	13.53
2024	92	47.88	-	63.40	5,406	—	1.29	-	2.54	12.85	-	14.28
2023	104	42.43	-	55.48	5,400	—	1.29	-	2.54	31.07	-	32.72
2022	123	32.37	-	41.80	4,823	—	1.29	-	2.54	(33.65)	-	(32.81)
2021	127	48.79	-	62.21	7,430	—	1.29	-	2.54	12.26	-	13.69

Invesco V.I. Global Strategic Income Fund - Series I
2025	22	20.74	-	24.54	291	5.01	1.15	-	1.65	11.13	-	11.69
2024	27	18.66	-	21.97	353	2.81	1.15	-	1.65	1.46	-	1.97
2023	32	18.39	-	21.55	421	—	1.15	-	1.65	7.11	-	7.64
2022	42	16.46	-	20.02	458	—	1.15	-	1.85	(13.09)	-	(12.47)
2021	45	18.94	-	22.87	566	4.47	1.15	-	1.85	(5.19)	-	(4.52)

Invesco V.I. Global Strategic Income Fund - Series II
2025	739	15.46	-	20.74	14,141	5.27	1.29	-	2.54	9.91	-	11.30
2024	872	14.07	-	18.63	15,091	2.69	1.29	-	2.54	0.18	-	1.46
2023	923	14.04	-	18.36	15,783	—	1.29	-	2.54	5.87	-	7.20
2022	1,044	13.27	-	17.13	16,717	—	1.29	-	2.54	(13.94)	-	(12.85)
2021	1,179	15.41	-	19.65	21,740	4.20	1.29	-	2.54	(6.00)	-	(4.80)

Invesco V.I. Government Money Market Fund - Series I
2025	229	9.89	-	12.42	2,744	3.93	1.10	-	1.70	2.26	-	2.88
2024	216	9.67	-	12.07	2,523	4.85	1.10	-	1.70	3.20	-	3.82
2023	222	9.37	-	11.63	2,510	4.79	1.10	-	1.70	3.10	-	3.72
2022	242	9.09	-	11.21	2,641	1.44	1.10	-	1.70	(0.25)	-	0.35
2021	253	9.11	-	11.17	2,740	<0.01	1.10	-	1.70	(1.68)	-	(1.09)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Fund - Series II
2025	< 1	$8.49	-	9.46	< 1	1.54%	1.55	-	2.00%	1.70	-	2.16%
2024	< 1	8.35	-	9.37	< 1	4.80	1.50	-	2.00	2.63	-	3.15
2023	< 1	8.13	-	9.08	< 1	4.38	1.50	-	2.00	2.53	-	3.05
2022	< 1	7.60	-	9.19	3	1.17	1.30	-	2.20	(0.94)	-	(0.05)
2021	< 1	7.68	-	9.20	5	<0.01	1.30	-	2.20	(2.17)	-	(1.28)

Invesco V.I. Government Securities Fund - Series I
2025	172	14.74	-	17.76	2,859	3.14	1.10	-	1.70	5.56	-	6.20
2024	191	13.96	-	16.72	2,989	2.50	1.10	-	1.70	—	-	0.60
2023	216	13.96	-	16.62	3,375	2.02	1.10	-	1.70	2.86	-	3.48
2022	235	13.58	-	16.07	3,557	1.94	1.10	-	1.70	(11.80)	-	(11.27)
2021	274	15.39	-	18.11	4,649	2.16	1.10	-	1.70	(3.91)	-	(3.34)

Invesco V.I. Government Securities Fund - Series II
2025	9	11.27	-	13.66	105	2.87	1.30	-	2.10	4.73	-	5.57
2024	9	10.76	-	12.94	100	1.99	1.30	-	2.10	(0.65)	-	0.16
2023	11	10.83	-	12.92	127	1.74	1.30	-	2.10	2.30	-	3.11
2022	16	10.59	-	12.53	186	1.74	1.30	-	2.10	(12.43)	-	(11.73)
2021	16	12.09	-	14.19	213	2.20	1.30	-	2.10	(4.46)	-	(3.69)

Invesco V.I. Growth and Income Fund - Series II
2025	360	43.91	-	61.01	19,312	1.17	1.29	-	2.69	12.22	-	13.81
2024	421	39.13	-	53.61	19,886	1.19	1.29	-	2.69	12.61	-	14.22
2023	483	34.75	-	46.93	20,078	1.28	1.29	-	2.69	9.41	-	10.96
2022	558	31.76	-	42.30	20,985	1.22	1.29	-	2.69	(8.51)	-	(7.21)
2021	690	34.71	-	45.58	28,028	1.31	1.29	-	2.69	24.77	-	26.54

Invesco V.I. High Yield Fund - Series I
2025	201	14.62	-	39.58	4,648	6.83	1.00	-	1.98	4.63	-	5.66
2024	222	13.32	-	13.97	4,928	5.57	0.70	-	1.98	5.61	-	6.97
2023	254	12.45	-	13.23	5,282	4.94	0.70	-	1.98	8.02	-	9.41
2022	298	11.38	-	12.24	5,732	4.40	0.70	-	1.98	(11.32)	-	(10.18)
2021	348	12.67	-	13.81	7,484	4.65	0.70	-	1.98	2.34	-	3.65

Invesco V.I. High Yield Fund - Series II
2025	222	19.75	-	25.73	3,155	6.66	1.29	-	2.44	3.78	-	4.98
2024	254	18.41	-	24.51	3,464	5.52	1.29	-	2.59	4.81	-	6.20
2023	268	17.57	-	23.08	3,454	4.94	1.29	-	2.59	6.96	-	8.37
2022	305	16.43	-	21.30	3,594	4.22	1.29	-	2.59	(11.87)	-	(10.71)
2021	396	18.64	-	23.85	5,151	4.43	1.29	-	2.59	1.33	-	2.66

Invesco V.I. Main Street Fund® - Series I
2025	15	44.02	-	49.37	708	0.48	1.15	-	1.85	13.79	-	14.60
2024	20	38.68	-	43.08	813	—	1.15	-	1.85	21.36	-	22.22
2023	26	31.88	-	35.25	874	0.83	1.15	-	1.85	20.96	-	21.81
2022	30	26.35	-	28.93	814	1.35	1.15	-	1.85	(21.60)	-	(21.05)
2021	36	33.61	-	36.65	1,230	0.66	1.15	-	1.85	25.22	-	26.11

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Fund® - Series II
2025	271	$47.67	-	66.23	$16,539	0.31%	1.29	-	2.69%	12.55	-	14.15%
2024	309	42.35	-	58.02	16,560	—	1.29	-	2.69	20.08	-	21.80
2023	369	35.27	-	47.64	16,351	0.48	1.29	-	2.69	19.56	-	21.25
2022	441	29.50	-	39.29	16,154	1.06	1.29	-	2.69	(22.44)	-	(21.33)
2021	539	38.03	-	49.95	25,025	0.49	1.29	-	2.69	23.84	-	25.59

Invesco V.I. Main Street Mid Cap Fund® - Series I
2025	141	31.70	-	51.37	6,008	0.31	1.10	-	2.10	6.92	-	8.00
2024	174	29.65	-	47.57	6,783	0.33	1.10	-	2.10	14.62	-	15.78
2023	197	25.86	-	41.08	6,748	0.28	1.10	-	2.10	12.09	-	13.22
2022	221	22.64	-	36.29	6,696	0.35	1.10	-	2.20	(16.12)	-	(15.20)
2021	238	27.00	-	42.79	8,584	0.45	1.10	-	2.20	20.56	-	21.90

Invesco V.I. Main Street Mid Cap Fund® - Series II
2025	14	27.74	-	35.71	451	0.10	1.29	-	2.44	6.32	-	7.56
2024	15	26.09	-	33.20	473	0.12	1.29	-	2.44	13.95	-	15.28
2023	20	22.90	-	28.80	540	0.04	1.29	-	2.44	11.39	-	12.68
2022	22	20.55	-	25.56	533	0.07	1.29	-	2.44	(16.52)	-	(15.55)
2021	28	24.62	-	30.27	809	0.25	1.29	-	2.44	19.89	-	21.28

Invesco V.I. Main Street Small Cap Fund® - Series I
2025	10	74.89	-	83.23	776	0.45	1.25	-	1.65	6.92	-	7.35
2024	10	70.04	-	77.53	763	—	1.25	-	1.65	10.83	-	11.28
2023	11	63.20	-	69.68	720	1.08	1.25	-	1.65	16.20	-	16.67
2022	12	54.38	-	59.72	709	0.43	1.25	-	1.65	(17.21)	-	(16.88)
2021	19	65.69	-	71.85	1,338	0.37	1.25	-	1.65	20.55	-	21.03

Invesco V.I. Main Street Small Cap Fund® - Series II
2025	100	59.07	-	77.35	7,146	0.23	1.29	-	2.44	5.81	-	7.04
2024	111	55.83	-	72.26	7,454	—	1.29	-	2.44	9.67	-	10.95
2023	124	50.90	-	65.13	7,545	0.92	1.29	-	2.44	14.97	-	16.31
2022	140	44.28	-	56.00	7,349	0.24	1.29	-	2.44	(18.08)	-	(17.12)
2021	169	54.04	-	67.57	10,650	0.18	1.29	-	2.44	19.30	-	20.69

Invesco V.I. Technology Fund - Series I
2025	49	67.76	-	77.17	3,543	—	1.10	-	1.70	18.44	-	19.15
2024	51	57.21	-	64.77	3,132	—	1.10	-	1.70	32.00	-	32.79
2023	63	43.35	-	48.77	2,928	—	1.10	-	1.70	44.48	-	45.34
2022	78	30.00	-	33.56	2,492	—	1.10	-	1.70	(40.96)	-	(40.61)
2021	83	50.82	-	56.50	4,478	—	1.10	-	1.70	12.48	-	13.16

Invesco V.I. Technology Fund - Series II
2025	< 1	65.46	-	69.87	4	—	1.30	-	1.60	18.25	-	18.61
2024	< 1	55.36	-	58.91	4	—	1.30	-	1.60	31.72	-	32.12
2023	< 1	42.03	-	44.59	3	—	1.30	-	1.60	44.40	-	44.83
2022	< 1	29.10	-	30.79	2	—	1.30	-	1.60	(41.06)	-	(40.89)
2021	< 1	49.38	-	52.08	4	—	1.30	-	1.60	12.27	-	12.61

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Janus Henderson VIT Forty Portfolio - Institutional Shares
2025	—	$102.14	-	102.14	$—	—%	1.50	-	1.50%	16.37	-	16.37%
2024	< 1	87.77	-	87.77	< 1	0.11	1.50	-	1.50	26.53	-	26.53
2023	< 1	69.36	-	69.36	< 1	0.18	1.50	-	1.50	37.87	-	37.87
2022	< 1	50.31	-	50.31	< 1	0.20	1.50	-	1.50	(34.55)	-	(34.55)
2021	< 1	76.86	-	76.86	< 1	—	1.50	-	1.50	21.06	-	21.06

Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
2025	—	79.49	-	79.49	—	—	1.50	-	1.50	39.65	-	39.65
2024	< 1	56.92	-	56.92	< 1	3.34	1.50	-	1.50	5.81	-	5.81
2023	< 1	53.79	-	53.79	< 1	5.01	1.50	-	1.50	20.45	-	20.45
2022	< 1	44.66	-	44.66	< 1	3.36	1.50	-	1.50	(16.39)	-	(16.39)
2021	< 1	53.42	-	53.42	< 1	1.88	1.50	-	1.50	3.89	-	3.89

Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I
2025	—	41.70	-	41.70	—	—	1.50	-	1.50	8.55	-	8.55
2024	< 1	38.42	-	38.42	< 1	1.38	1.50	-	1.50	6.45	-	6.45
2023	< 1	36.09	-	36.09	< 1	1.29	1.50	-	1.50	13.37	-	13.37
2022	< 1	31.83	-	31.83	< 1	1.11	1.50	-	1.50	(7.83)	-	(7.83)
2021	< 1	34.53	-	34.53	< 1	0.99	1.50	-	1.50	24.32	-	24.32

Lord Abbett Bond Debenture Portfolio - Class VC
2025	236	18.67	-	23.92	5,260	5.63	1.29	-	2.44	5.70	-	6.93
2024	279	17.67	-	22.37	5,832	5.50	1.29	-	2.44	4.12	-	5.34
2023	312	16.80	-	21.24	6,192	4.81	1.29	-	2.49	3.92	-	5.18
2022	361	16.17	-	20.19	6,822	4.10	1.29	-	2.49	(14.95)	-	(13.92)
2021	416	19.01	-	23.46	9,154	2.82	1.29	-	2.49	0.72	-	1.95

Lord Abbett Fundamental Equity Portfolio - Class VC
2025	39	34.90	-	43.75	1,592	0.41	1.29	-	2.34	11.64	-	12.82
2024	46	31.26	-	38.78	1,669	0.72	1.29	-	2.34	13.92	-	15.14
2023	51	27.44	-	33.68	1,607	0.55	1.29	-	2.34	11.98	-	13.16
2022	63	24.51	-	29.77	1,751	1.03	1.29	-	2.34	(14.03)	-	(13.11)
2021	70	28.50	-	34.26	2,249	0.79	1.29	-	2.34	24.35	-	25.67

Lord Abbett Growth and Income Portfolio - Class VC
2025	104	30.94	-	39.63	3,860	0.51	1.29	-	2.44	14.45	-	15.78
2024	132	27.03	-	34.23	4,223	0.77	1.29	-	2.44	17.67	-	19.04
2023	175	22.97	-	28.76	4,697	0.92	1.29	-	2.44	10.45	-	11.73
2022	193	20.80	-	25.74	4,659	1.22	1.29	-	2.44	(11.63)	-	(10.60)
2021	224	23.54	-	28.79	6,089	1.00	1.29	-	2.44	25.89	-	27.36

Lord Abbett Growth Opportunities Portfolio - Class VC
2025	41	41.39	-	53.03	2,045	—	1.29	-	2.44	10.20	-	11.49
2024	53	37.56	-	47.57	2,327	—	1.29	-	2.44	27.42	-	28.91
2023	66	29.47	-	36.90	2,279	—	1.29	-	2.44	8.00	-	9.25
2022	75	27.29	-	33.77	2,384	—	1.29	-	2.44	(34.17)	-	(33.40)
2021	82	41.46	-	50.71	3,905	—	1.29	-	2.44	3.87	-	5.09

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Mid Cap Stock Portfolio - Class VC
2025	147	$25.79	-	33.05	$4,522	0.32%	1.29	-	2.44%	4.46	-	5.67%
2024	164	24.69	-	31.27	4,787	0.43	1.29	-	2.44	12.10	-	13.41
2023	201	21.81	-	27.57	5,182	0.46	1.29	-	2.49	12.57	-	13.94
2022	223	19.38	-	24.20	5,075	0.74	1.29	-	2.49	(13.41)	-	(12.36)
2021	300	22.38	-	27.61	7,724	0.55	1.29	-	2.49	25.52	-	27.04

LVIP American Century International Fund - Standard Class II
2025	< 1	28.25	-	28.25	9	1.23	1.45	-	1.45	14.32	-	14.32
2024	< 1	24.71	-	24.71	8	1.61	1.45	-	1.45	1.12	-	1.12
2023	< 1	24.44	-	24.44	8	1.38	1.45	-	1.45	10.96	-	10.96
2022	< 1	22.02	-	22.02	7	1.46	1.45	-	1.45	(25.84)	-	(25.84)
2021	< 1	29.70	-	29.70	9	0.16	1.45	-	1.45	7.18	-	7.18

MFS® VIT Growth Series - Initial Class
2025	12	39.31	-	91.52	798	—	1.15	-	1.65	10.36	-	10.91
2024	13	35.62	-	82.51	861	—	1.15	-	1.65	29.30	-	29.95
2023	17	27.55	-	63.49	844	—	1.15	-	1.65	33.65	-	34.32
2022	20	20.61	-	47.27	711	—	1.15	-	1.65	(32.75)	-	(32.42)
2021	23	30.65	-	69.94	1,166	—	1.15	-	1.65	21.51	-	22.12

MFS® VIT Growth Series - Service Class
2025	< 1	54.19	-	61.39	43	—	1.35	-	1.85	9.84	-	10.40
2024	< 1	49.33	-	55.61	43	—	1.35	-	1.85	28.72	-	29.37
2023	2	38.32	-	42.98	62	—	1.35	-	1.85	33.02	-	33.69
2022	2	28.81	-	32.15	52	—	1.35	-	1.85	(33.06)	-	(32.72)
2021	2	43.04	-	47.79	79	—	1.35	-	1.85	20.97	-	21.58

MFS® VIT Investors Trust Series - Initial Class
2025	22	40.40	-	53.52	952	1.63	1.15	-	1.65	11.71	-	12.27
2024	23	36.17	-	47.67	885	0.70	1.15	-	1.65	17.56	-	18.15
2023	23	30.77	-	40.35	766	0.73	1.15	-	1.65	17.04	-	17.62
2022	23	26.29	-	34.30	666	0.67	1.15	-	1.65	(17.85)	-	(17.44)
2021	25	32.00	-	41.55	850	0.61	1.15	-	1.65	24.74	-	25.36

MFS® VIT Investors Trust Series - Service Class
2025	2	40.00	-	45.32	103	0.60	1.35	-	1.85	11.24	-	11.80
2024	2	35.96	-	40.54	93	0.46	1.35	-	1.85	17.01	-	17.61
2023	2	30.73	-	34.47	80	0.46	1.35	-	1.85	16.49	-	17.07
2022	3	26.38	-	29.44	73	0.43	1.35	-	1.85	(18.22)	-	(17.81)
2021	5	32.26	-	35.82	171	0.41	1.35	-	1.85	24.18	-	24.80

MFS® VIT New Discovery Series - Initial Class
2025	17	37.47	-	84.09	1,039	—	1.15	-	1.65	11.11	-	11.67
2024	18	33.73	-	75.30	987	—	1.15	-	1.65	4.97	-	5.50
2023	20	32.13	-	71.38	1,002	—	1.15	-	1.65	12.55	-	13.11
2022	21	28.55	-	63.11	968	—	1.15	-	1.65	(30.91)	-	(30.56)
2021	19	41.32	-	90.88	1,262	—	1.15	-	1.65	0.13	-	0.64

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS® VIT New Discovery Series - Service Class
2025	2	$38.31	-	40.77	$67	—%	1.35	-	1.60%	10.76	-	11.04%
2024	2	34.59	-	36.72	75	—	1.35	-	1.60	4.73	-	4.99
2023	2	33.02	-	34.97	71	—	1.35	-	1.60	12.44	-	12.72
2022	2	27.80	-	31.03	63	—	1.35	-	1.85	(31.28)	-	(30.94)
2021	2	40.46	-	44.93	97	—	1.35	-	1.85	(0.30)	-	0.20

MFS® VIT Research Series - Initial Class
2025	5	46.99	-	52.72	250	0.97	1.15	-	1.59	11.07	-	11.56
2024	6	42.30	-	47.26	246	0.58	1.15	-	1.59	16.99	-	17.51
2023	8	28.44	-	40.22	289	0.51	1.15	-	1.65	20.42	-	21.02
2022	11	23.62	-	33.23	317	0.45	1.15	-	1.65	(18.56)	-	(18.16)
2021	14	29.00	-	40.60	488	0.55	1.15	-	1.65	22.76	-	23.38

MFS® VIT Research Series - Service Class
2025	< 1	41.75	-	47.30	31	0.16	1.35	-	1.85	10.49	-	11.05
2024	< 1	37.79	-	42.60	37	0.38	1.35	-	1.85	16.37	-	16.95
2023	< 1	32.47	-	36.42	33	0.24	1.35	-	1.85	19.88	-	20.48
2022	1	27.09	-	30.23	30	0.18	1.35	-	1.85	(18.95)	-	(18.54)
2021	1	33.42	-	37.11	48	0.33	1.35	-	1.85	22.22	-	22.83

MFS® VIT Total Return Bond Series - Initial Class
2025	23	21.29	-	22.44	516	4.48	1.25	-	1.45	5.63	-	5.84
2024	25	20.16	-	21.21	521	4.26	1.25	-	1.45	1.06	-	1.27
2023	28	19.94	-	20.94	589	3.17	1.25	-	1.45	5.84	-	6.05
2022	32	18.84	-	19.75	624	2.80	1.25	-	1.45	(15.17)	-	(15.00)
2021	27	22.21	-	23.23	619	2.70	1.25	-	1.45	(2.24)	-	(2.05)

MFS® VIT Utilities Series - Initial Class
2025	< 1	54.73	-	58.23	50	2.92	1.35	-	1.59	13.20	-	13.47
2024	< 1	48.35	-	51.32	45	2.37	1.35	-	1.59	9.89	-	10.16
2023	< 1	44.00	-	46.59	38	3.88	1.35	-	1.59	(3.65)	-	(3.42)
2022	3	45.66	-	48.23	167	2.24	1.35	-	1.59	(0.83)	-	(0.59)
2021	4	46.05	-	48.52	204	1.75	1.35	-	1.59	12.29	-	12.56

MFS® VIT Utilities Series - Service Class
2025	2	42.58	-	45.32	76	2.75	1.35	-	1.60	12.93	-	13.21
2024	2	37.71	-	40.03	67	2.11	1.35	-	1.60	9.56	-	9.83
2023	2	34.42	-	36.45	61	3.34	1.35	-	1.60	(3.89)	-	(3.64)
2022	3	35.81	-	37.83	127	2.22	1.35	-	1.60	(1.12)	-	(0.87)
2021	3	34.37	-	38.16	132	1.27	1.35	-	1.85	11.73	-	12.29

MFS® VIT II High Yield Portfolio - Initial Class
2025	10	25.79	-	27.19	283	6.84	1.25	-	1.45	7.08	-	7.30
2024	11	24.08	-	25.34	277	6.13	1.25	-	1.45	5.38	-	5.59
2023	12	22.85	-	24.00	279	5.81	1.25	-	1.45	10.79	-	11.02
2022	12	20.63	-	21.62	257	5.64	1.25	-	1.45	(11.80)	-	(11.62)
2021	23	23.39	-	24.46	561	3.29	1.25	-	1.45	2.00	-	2.20

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Portfolio - Class I
2025	170	$66.32	-	94.59	$12,705	0.42%	0.70	-	2.20%	10.13	-	11.80%
2024	182	61.18	-	84.61	12,277	—	0.70	-	2.30	38.59	-	40.84
2023	208	44.15	-	60.08	10,079	—	0.70	-	2.30	41.07	-	43.34
2022	231	31.29	-	41.91	7,891	—	0.70	-	2.30	(63.81)	-	(63.22)
2021	265	86.46	-	113.96	24,912	—	0.70	-	2.30	(13.08)	-	(11.68)

Morgan Stanley VIF Discovery Portfolio - Class II
2025	94	78.79	-	102.64	6,775	0.39	1.29	-	2.44	9.71	-	10.99
2024	115	71.81	-	92.48	7,586	—	1.29	-	2.44	38.28	-	39.90
2023	150	50.32	-	66.10	6,841	—	1.29	-	2.59	40.44	-	42.28
2022	181	35.83	-	46.46	5,736	—	1.29	-	2.59	(63.92)	-	(63.45)
2021	176	99.31	-	127.10	15,746	—	1.29	-	2.59	(13.48)	-	(12.34)

Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
2025	80	20.16	-	33.52	2,369	14.70	1.29	-	2.59	12.27	-	13.75
2024	95	17.95	-	29.47	2,483	10.54	1.29	-	2.59	8.40	-	9.84
2023	114	16.56	-	26.83	2,729	8.75	1.29	-	2.59	8.82	-	10.25
2022	125	15.22	-	24.34	2,709	7.58	1.29	-	2.59	(20.89)	-	(19.85)
2021	139	19.24	-	30.36	3,760	5.15	1.29	-	2.59	(4.49)	-	(3.23)

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
2025	273	30.74	-	34.05	8,019	0.40	0.70	-	2.20	30.07	-	32.04
2024	296	23.28	-	26.18	6,670	1.37	0.70	-	2.20	5.46	-	7.06
2023	336	21.75	-	24.82	7,172	1.64	0.70	-	2.20	9.54	-	11.19
2022	396	19.56	-	22.66	7,578	0.43	0.70	-	2.20	(26.71)	-	(25.60)
2021	441	26.29	-	30.92	11,437	0.84	0.70	-	2.20	0.75	-	2.27

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
2025	41	39.55	-	51.52	1,957	0.36	1.29	-	2.44	29.68	-	31.19
2024	49	30.50	-	39.27	1,782	1.31	1.29	-	2.44	5.09	-	6.32
2023	56	29.02	-	36.94	1,919	1.58	1.29	-	2.44	9.26	-	10.53
2022	62	26.56	-	33.42	1,933	0.37	1.29	-	2.44	(26.95)	-	(26.09)
2021	69	36.36	-	45.22	2,906	0.80	1.29	-	2.44	0.46	-	1.63

Morgan Stanley VIF Global Strategist Portfolio - Class I
2025	1,158	19.86	-	22.93	27,020	—	0.70	-	2.10	14.97	-	16.59
2024	1,425	17.28	-	19.67	30,092	—	0.70	-	2.10	5.22	-	6.71
2023	1,642	16.42	-	18.43	32,192	1.68	0.70	-	2.10	11.71	-	13.28
2022	1,834	14.70	-	16.27	31,607	—	0.70	-	2.10	(18.67)	-	(17.52)
2021	2,049	17.71	-	19.73	42,963	1.84	0.70	-	2.20	6.01	-	7.61

Morgan Stanley VIF Global Strategist Portfolio - Class II
2025	437	20.97	-	27.32	9,099	—	1.29	-	2.44	14.51	-	15.84
2024	504	17.72	-	23.58	9,061	—	1.29	-	2.59	4.64	-	6.03
2023	576	16.93	-	22.24	9,854	1.57	1.29	-	2.59	11.02	-	12.48
2022	680	15.25	-	19.77	10,421	—	1.29	-	2.59	(19.20)	-	(18.13)
2021	752	18.87	-	24.15	14,162	1.75	1.29	-	2.59	5.44	-	6.83

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Portfolio - Class I
2025	3,904	$92.32	-	95.07	$276,670	—%	0.70	-	2.69%	32.10	-	34.77%
2024	4,386	69.89	-	70.54	238,805	—	0.70	-	2.69	42.66	-	45.56
2023	4,823	48.46	-	48.99	184,071	—	0.70	-	2.69	44.71	-	47.63
2022	5,292	32.83	-	33.85	138,173	—	0.70	-	2.69	(61.14)	-	(60.35)
2021	6,302	82.78	-	87.11	409,938	—	0.70	-	2.69	(2.57)	-	(0.59)

Morgan Stanley VIF Growth Portfolio - Class II
2025	1,900	101.84	-	137.34	58,520	—	1.29	-	2.59	31.91	-	33.64
2024	2,096	77.21	-	102.77	49,699	—	1.29	-	2.59	42.42	-	44.31
2023	2,443	54.21	-	71.21	40,762	—	1.29	-	2.59	44.52	-	46.42
2022	2,778	37.51	-	48.64	32,401	—	1.29	-	2.59	(61.19)	-	(60.68)
2021	3,009	96.65	-	123.69	90,556	—	1.29	-	2.59	(2.72)	-	(1.44)

Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
2025	< 1	63.31	-	63.31	1	—	1.59	-	1.59	3.79	-	3.79
2024	< 1	61.00	-	61.00	1	—	1.59	-	1.59	22.05	-	22.05
2023	< 1	49.97	-	49.97	2	—	1.59	-	1.59	16.29	-	16.29
2022	< 1	42.97	-	42.97	2	—	1.59	-	1.59	(29.86)	-	(29.86)
2021	< 1	61.27	-	61.27	2	—	1.59	-	1.59	11.21	-	11.21

Neuberger Berman AMT Quality Equity Portfolio - Class I
2025	3	21.53	-	21.53	55	—	1.59	-	1.59	11.95	-	11.95
2024	3	19.23	-	19.23	49	0.23	1.59	-	1.59	23.85	-	23.85
2023	3	15.53	-	15.53	39	0.35	1.59	-	1.59	24.90	-	24.90
2022	3	12.43	-	12.43	32	0.44	1.59	-	1.59	(19.74)	-	(19.74)
2021	3	15.49	-	15.49	40	0.38	1.59	-	1.59	21.53	-	21.53

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2025	33	6.72	-	8.45	256	2.69	1.29	-	2.44	15.79	-	17.13
2024	48	5.80	-	7.21	320	2.06	1.29	-	2.44	1.43	-	2.62
2023	49	5.72	-	7.03	322	15.70	1.29	-	2.44	(10.16)	-	(9.12)
2022	54	6.37	-	7.73	388	21.42	1.29	-	2.44	6.04	-	7.27
2021	73	6.00	-	7.21	498	4.20	1.29	-	2.44	29.89	-	31.40

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2025	11	16.43	-	20.66	204	6.87	1.29	-	2.44	12.08	-	13.39
2024	15	14.66	-	18.22	255	6.32	1.29	-	2.44	4.81	-	6.03
2023	15	13.99	-	17.19	250	5.60	1.29	-	2.44	8.32	-	9.58
2022	16	12.91	-	15.69	241	4.68	1.29	-	2.44	(17.84)	-	(16.88)
2021	22	15.72	-	18.87	389	4.37	1.29	-	2.44	(5.02)	-	(3.91)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
2025	< 1	19.66	-	19.66	< 1	3.47	1.50	-	1.50	2.40	-	2.40
2024	< 1	19.20	-	19.20	< 1	3.62	1.50	-	1.50	3.87	-	3.87
2023	< 1	18.48	-	18.48	< 1	2.59	1.50	-	1.50	7.39	-	7.39
2022	< 1	17.21	-	17.21	< 1	1.48	1.50	-	1.50	(11.50)	-	(11.50)
2021	< 1	19.45	-	19.45	< 1	1.59	1.50	-	1.50	(3.43)	-	(3.43)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Real Return Portfolio - Advisor Class
2025	93	$12.36	-	15.55	$1,350	3.23%	1.29	-	2.44%	5.13	-	6.35%
2024	145	11.76	-	14.62	1,971	2.51	1.29	-	2.44	(0.46)	-	0.71
2023	152	11.81	-	14.51	2,056	2.90	1.29	-	2.44	1.06	-	2.24
2022	160	11.69	-	14.20	2,123	6.92	1.29	-	2.44	(14.12)	-	(13.12)
2021	187	13.61	-	16.34	2,872	4.85	1.29	-	2.44	2.92	-	4.12

PIMCO VIT Total Return Portfolio - Advisor Class
2025	247	13.03	-	16.39	3,744	4.00	1.29	-	2.44	6.14	-	7.38
2024	273	12.28	-	15.27	3,882	3.93	1.29	-	2.44	(0.07)	-	1.11
2023	321	11.96	-	15.10	4,539	3.46	1.29	-	2.59	3.11	-	4.47
2022	359	11.60	-	14.45	4,882	2.49	1.29	-	2.59	(16.58)	-	(15.49)
2021	419	13.91	-	17.10	6,757	1.72	1.29	-	2.59	(3.90)	-	(2.64)

PIMCO VIT Total Return Portfolio - Institutional Class
2025	< 1	18.37	-	18.37	< 1	4.10	1.50	-	1.50	7.26	-	7.26
2024	< 1	17.13	-	17.13	< 1	4.03	1.50	-	1.50	0.99	-	0.99
2023	< 1	16.96	-	16.96	< 1	3.58	1.50	-	1.50	4.35	-	4.35
2022	< 1	16.25	-	16.25	< 1	2.64	1.50	-	1.50	(15.58)	-	(15.58)
2021	< 1	19.25	-	19.25	< 1	1.77	1.50	-	1.50	(2.75)	-	(2.75)

Putnam VT Core Equity Fund - Class IB
2025	949	48.25	-	67.18	42,143	0.42	0.80	-	2.29	14.15	-	15.87
2024	1,089	41.64	-	58.86	42,011	0.62	0.80	-	2.29	24.05	-	25.94
2023	1,244	33.06	-	47.44	38,356	0.52	0.80	-	2.29	25.18	-	27.06
2022	1,407	26.02	-	37.90	34,384	1.03	0.80	-	2.29	(17.68)	-	(16.44)
2021	1,666	31.14	-	41.89	50,687	0.65	0.80	-	2.44	27.84	-	29.96

Putnam VT Diversified Income Fund - Class IB
2025	373	18.23	-	25.21	7,799	6.15	0.80	-	1.95	6.47	-	7.72
2024	422	16.57	-	23.41	8,238	6.00	0.80	-	2.15	3.48	-	4.91
2023	459	16.01	-	22.31	8,562	6.27	0.80	-	2.15	2.57	-	3.98
2022	516	15.61	-	21.46	9,316	6.85	0.80	-	2.15	(4.44)	-	(3.13)
2021	584	16.33	-	22.15	10,976	0.65	0.80	-	2.15	(8.95)	-	(7.69)

Putnam VT Emerging Markets Equity Fund - Class IB
2025	265	11.02	-	23.07	5,810	0.69	0.80	-	1.95	31.55	-	33.08
2024	315	9.36	-	17.33	5,260	1.42	0.80	-	2.15	13.07	-	14.64
2023	366	8.28	-	15.12	5,272	0.48	0.80	-	2.15	9.20	-	10.70
2022	397	7.58	-	13.66	5,206	—	0.80	-	2.15	(29.03)	-	(28.05)
2021	421	10.68	-	18.98	7,734	0.49	0.80	-	2.15	(6.25)	-	(4.96)

Putnam VT Focused International Equity Fund - Class IB
2025	586	14.60	-	26.01	13,697	3.28	0.80	-	2.15	33.51	-	35.35
2024	679	10.93	-	19.22	11,833	1.68	0.80	-	2.15	1.07	-	2.47
2023	779	10.82	-	18.75	13,215	0.69	0.80	-	2.15	16.69	-	18.30
2022	865	9.27	-	15.85	12,460	1.77	0.80	-	2.15	(19.95)	-	(18.85)
2021	955	11.58	-	19.54	16,965	0.77	0.80	-	2.15	10.16	-	11.68

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT George Putnam Balanced Fund - Class IB
2025	1,021	$27.14	-	38.50	$33,193	1.46%	0.80	-	2.69%	10.91	-	13.04%
2024	1,232	24.47	-	34.06	35,758	1.19	0.80	-	2.69	13.59	-	15.79
2023	1,390	21.54	-	29.41	35,149	1.27	0.80	-	2.69	16.71	-	18.95
2022	1,547	18.45	-	24.73	33,141	0.91	0.80	-	2.69	(18.23)	-	(16.67)
2021	1,723	22.57	-	29.67	44,520	0.84	0.80	-	2.69	10.91	-	13.04

Putnam VT Global Asset Allocation Fund - Class IB
2025	346	33.69	-	37.63	11,657	2.20	0.80	-	2.44	11.61	-	13.47
2024	402	30.18	-	33.17	12,139	2.17	0.80	-	2.44	13.52	-	15.42
2023	466	26.59	-	28.73	12,236	1.54	0.80	-	2.44	14.65	-	16.55
2022	517	23.19	-	24.65	11,773	1.37	0.80	-	2.44	(18.06)	-	(16.70)
2021	590	28.30	-	29.60	16,251	0.70	0.80	-	2.44	11.19	-	13.04

Putnam VT Global Health Care Fund - Class IB
2025	278	45.50	-	63.24	14,494	—	0.80	-	2.44	12.26	-	14.13
2024	327	40.53	-	55.41	15,130	0.48	0.80	-	2.44	(1.05)	-	0.61
2023	381	40.96	-	55.07	17,523	0.30	0.80	-	2.44	6.50	-	8.26
2022	416	38.46	-	50.87	17,805	0.42	0.80	-	2.44	(6.98)	-	(5.43)
2021	463	41.35	-	53.79	21,046	1.12	0.80	-	2.44	16.51	-	18.45

Putnam VT Government Money Market Fund - Class IB
2025	2,931	7.63	-	12.54	28,345	3.62	0.80	-	2.54	1.06	-	2.85
2024	3,399	7.55	-	12.20	32,173	4.54	0.80	-	2.54	2.00	-	3.82
2023	2,979	7.41	-	11.75	27,373	4.36	0.80	-	2.54	1.81	-	3.60
2022	2,467	7.27	-	11.34	22,274	1.09	0.80	-	2.54	(1.42)	-	0.32
2021	2,627	7.38	-	11.30	23,722	<0.01	0.80	-	2.54	(2.51)	-	(0.79)

Putnam VT High Yield Fund - Class IB
2025	313	26.92	-	35.05	9,531	6.46	0.80	-	2.44	6.04	-	7.80
2024	368	25.39	-	32.51	10,454	5.88	0.80	-	2.44	5.23	-	6.99
2023	432	24.13	-	30.39	11,591	5.36	0.80	-	2.44	9.42	-	11.24
2022	484	22.05	-	27.32	11,734	5.22	0.80	-	2.44	(13.74)	-	(12.31)
2021	537	25.56	-	31.15	14,968	4.76	0.80	-	2.44	2.43	-	4.14

Putnam VT Income Fund - Class IB
2025	1,228	13.03	-	22.72	21,306	4.92	0.80	-	2.44	4.65	-	6.39
2024	1,383	12.45	-	21.36	22,699	5.71	0.80	-	2.44	(0.17)	-	1.50
2023	1,586	12.34	-	21.04	25,953	5.77	0.80	-	2.49	2.11	-	3.86
2022	1,723	12.08	-	20.26	27,346	5.74	0.80	-	2.49	(15.94)	-	(14.50)
2021	1,934	14.37	-	23.69	36,079	1.39	0.80	-	2.49	(6.95)	-	(5.35)

Putnam VT International Equity Fund - Class IB
2025	1,587	24.39	-	25.93	38,183	0.01	0.70	-	2.59	34.15	-	36.72
2024	1,868	17.84	-	19.33	33,499	2.18	0.70	-	2.59	0.31	-	2.25
2023	2,056	17.45	-	19.27	36,672	0.04	0.70	-	2.59	15.47	-	17.68
2022	2,299	14.83	-	16.69	35,218	1.56	0.70	-	2.59	(16.96)	-	(15.36)
2021	2,485	17.52	-	20.09	45,532	1.18	0.70	-	2.59	6.02	-	8.06

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Value Fund - Class IB
2025	243	$19.92	-	29.86	$6,288	1.31%	0.80	-	2.15%	31.79	-	33.60%
2024	292	15.11	-	22.35	5,721	2.48	0.80	-	2.15	2.94	-	4.37
2023	332	14.68	-	21.41	6,302	1.50	0.80	-	2.15	16.14	-	17.73
2022	364	12.64	-	18.19	5,942	2.09	0.80	-	2.15	(8.81)	-	(7.55)
2021	410	13.86	-	19.67	7,229	2.03	0.80	-	2.15	12.47	-	14.02

Putnam VT Large Cap Growth Fund - Class IB
2025	3,055	37.58	-	40.33	110,823	—	0.80	-	2.69	11.29	-	13.42
2024	3,495	33.77	-	35.56	112,611	—	0.80	-	2.69	29.82	-	32.33
2023	3,995	26.01	-	26.87	97,743	—	0.80	-	2.69	40.63	-	43.32
2022	4,469	18.50	-	18.75	76,861	—	0.80	-	2.69	(32.36)	-	(31.06)
2021	5,073	27.19	-	27.34	128,044	—	0.80	-	2.69	19.38	-	21.67

Putnam VT Large Cap Value Fund - Class IB
2025	2,187	52.75	-	88.77	138,657	1.44	0.80	-	2.69	17.14	-	19.39
2024	2,443	22.97	-	45.03	132,325	1.13	0.70	-	2.69	15.94	-	18.31
2023	2,789	19.42	-	38.84	130,291	2.05	0.70	-	2.69	12.59	-	14.86
2022	3,098	16.91	-	34.50	127,503	1.52	0.70	-	2.69	(5.71)	-	(3.81)
2021	3,513	17.57	-	36.59	153,863	1.23	0.70	-	2.69	23.91	-	26.42

Putnam VT Mortgage Securities Fund - Class IB
2025	258	15.73	-	21.05	4,359	8.61	0.80	-	1.80	7.13	-	8.21
2024	315	13.83	-	19.45	4,885	6.78	0.80	-	2.10	2.55	-	3.92
2023	366	13.49	-	18.72	5,490	15.97	0.80	-	2.10	3.07	-	4.43
2022	403	13.09	-	17.93	5,739	9.22	0.80	-	2.10	(11.96)	-	(10.79)
2021	440	14.87	-	20.09	7,119	—	0.80	-	2.10	(5.78)	-	(4.54)

Putnam VT Research Fund - Class IB
2025	375	59.65	-	67.13	20,152	0.58	0.80	-	2.29	15.20	-	16.94
2024	422	51.01	-	58.28	19,558	0.40	0.80	-	2.29	23.39	-	25.26
2023	489	40.72	-	47.23	18,259	0.81	0.80	-	2.29	25.93	-	27.83
2022	539	31.86	-	37.50	15,841	0.57	0.80	-	2.29	(19.16)	-	(17.94)
2021	594	38.82	-	46.40	21,385	0.10	0.80	-	2.29	21.31	-	23.14

Putnam VT Small Cap Growth Fund - Class IB
2025	45	55.62	-	75.86	2,938	0.38	0.80	-	2.15	6.47	-	7.93
2024	46	52.24	-	70.28	2,832	—	0.80	-	2.15	20.67	-	22.34
2023	57	43.29	-	57.45	2,894	—	0.80	-	2.15	20.51	-	22.16
2022	62	35.93	-	47.03	2,595	—	0.80	-	2.15	(29.84)	-	(28.87)
2021	71	51.20	-	66.12	4,197	—	0.80	-	2.15	11.42	-	12.96

Putnam VT Small Cap Value Fund - Class IB
2025	364	33.78	-	48.18	18,995	0.69	0.70	-	2.20	2.98	-	4.54
2024	406	33.06	-	46.09	20,406	0.96	0.70	-	2.30	3.77	-	5.45
2023	457	31.86	-	43.71	22,210	0.16	0.70	-	2.30	20.95	-	22.89
2022	516	26.34	-	35.57	20,482	0.17	0.70	-	2.30	(14.96)	-	(13.59)
2021	590	30.98	-	41.16	27,120	0.75	0.70	-	2.30	36.72	-	38.93

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Future Fund - Class IB
2025	65	$50.84	-	66.96	$3,783	0.10%	0.80	-	2.00%	0.61	-	1.83%
2024	75	50.54	-	65.76	4,306	—	0.80	-	2.00	12.58	-	13.96
2023	90	44.89	-	57.70	4,608	—	0.80	-	2.00	25.97	-	27.50
2022	99	35.64	-	45.26	3,977	—	0.80	-	2.00	(35.34)	-	(34.56)
2021	111	55.11	-	69.15	6,873	—	0.80	-	2.00	3.96	-	5.22

Putnam VT Sustainable Leaders Fund - Class IB
2025	1,600	47.09	-	66.72	68,936	0.67	0.80	-	2.69	7.74	-	9.81
2024	1,801	42.89	-	61.93	71,198	0.21	0.80	-	2.69	19.72	-	22.03
2023	2,054	35.14	-	51.73	67,228	0.52	0.80	-	2.69	22.75	-	25.10
2022	2,269	28.09	-	42.14	59,903	0.55	0.80	-	2.69	(24.97)	-	(23.53)
2021	2,454	36.73	-	56.16	85,429	0.14	0.80	-	2.69	20.23	-	22.54

Templeton Developing Markets VIP Fund - Class 2
2025	72	45.81	-	59.99	3,952	0.54	1.29	-	2.44	42.73	-	44.39
2024	90	32.10	-	41.55	3,452	3.93	1.29	-	2.44	5.04	-	6.27
2023	96	26.30	-	30.23	3,476	2.09	1.15	-	2.49	9.85	-	11.34
2022	107	23.62	-	27.52	3,501	2.52	1.15	-	2.49	(23.91)	-	(22.87)
2021	134	30.62	-	36.17	5,635	0.86	1.15	-	2.49	(8.07)	-	(6.82)

Templeton Foreign VIP Fund - Class 2
2025	730	22.58	-	22.66	17,989	2.34	1.15	-	2.69	25.75	-	27.72
2024	869	17.68	-	18.02	16,897	2.42	1.15	-	2.69	(3.66)	-	(2.14)
2023	964	18.07	-	18.71	19,330	3.15	1.15	-	2.69	17.54	-	19.38
2022	1,141	15.13	-	15.91	19,297	3.00	1.15	-	2.69	(10.07)	-	(8.66)
2021	1,377	16.57	-	17.70	25,784	1.84	1.15	-	2.69	1.38	-	2.97

Templeton Global Bond VIP Fund - Class 2
2025	13	17.41	-	28.95	291	—	1.15	-	2.24	13.15	-	14.41
2024	20	15.39	-	25.31	416	—	1.15	-	2.24	(13.36)	-	(12.39)
2023	21	17.59	-	28.88	505	—	1.15	-	2.29	0.55	-	1.71
2022	32	17.50	-	28.40	689	—	1.15	-	2.29	(7.11)	-	(6.04)
2021	26	19.00	-	30.22	647	—	1.15	-	2.24	(7.11)	-	(6.08)

Templeton Growth VIP Fund - Class 2
2025	6	22.55	-	36.66	183	0.93	1.15	-	1.85	21.55	-	22.41
2024	11	18.55	-	29.95	294	0.98	1.15	-	1.85	3.45	-	4.19
2023	12	17.93	-	28.74	309	3.31	1.15	-	1.85	18.79	-	19.63
2022	13	15.10	-	24.03	281	0.15	1.15	-	1.85	(13.13)	-	(12.51)
2021	13	17.38	-	27.46	344	1.10	1.15	-	1.85	2.94	-	3.67

(1) Subaccount became available for investment prior to 2025 but had no activity until 2025.